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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07452

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:          12/31

Date of reporting period:        03/31/14

Item 1. Schedule of Investments.

Invesco V.I. American Franchise Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us VK-VIAMFR-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.88%

Aerospace & Defense–4.42%

B/E Aerospace, Inc. (b)	88,929	$7,718,148

Honeywell International Inc.	126,244	11,710,393

Precision Castparts Corp.	44,976	11,368,134

United Technologies Corp.	37,919	4,430,456

		35,227,131

Agricultural Products–0.41%

Archer-Daniels-Midland Co.	75,895	3,293,084

Apparel Retail–0.54%

Gap, Inc. (The)	106,374	4,261,342

Apparel, Accessories & Luxury Goods–1.84%

Michael Kors Holdings Ltd. (b)	101,564	9,472,874

PVH Corp.	41,873	5,224,494

		14,697,368

Application Software–2.63%

Salesforce.com, Inc. (b)	262,987	15,013,928

Splunk, Inc. (b)	83,706	5,972,507

		20,986,435

Automobile Manufacturers–0.59%

General Motors Co.	136,807	4,708,897

Biotechnology–10.03%

Alkermes PLC (b)	182,355	8,040,032

Amgen Inc.	71,954	8,874,806

Biogen Idec Inc. (b)	45,770	13,999,670

Celgene Corp. (b)	110,737	15,458,885

Gilead Sciences, Inc. (b)	473,794	33,573,043

		79,946,436

Brewers–1.05%

Anheuser-Busch InBev N.V. -ADR (Belgium)	79,302	8,350,501

Broadcasting–0.95%

CBS Corp. -Class B	122,230	7,553,814

Cable & Satellite–7.82%

Comcast Corp. -Class A	118,737	5,939,225

DIRECTV (b)	82,797	6,327,347

DISH Network Corp. -Class A (b)	623,696	38,800,128

Time Warner Cable Inc.	81,731	11,211,859

		62,278,559

Casinos & Gaming–1.10%

Las Vegas Sands Corp.	108,393	8,755,986

	Shares	Value

Communications Equipment–2.15%

F5 Networks, Inc. (b)	48,060	$5,124,638

QUALCOMM, Inc.	151,915	11,980,017

		17,104,655

Construction & Engineering–2.46%

Fluor Corp.	125,086	9,722,935

Jacobs Engineering Group, Inc. (b)	155,577	9,879,139

		19,602,074

Construction Materials–0.48%

Martin Marietta Materials, Inc.	30,082	3,861,025

Consumer Electronics–0.88%

Harman International Industries, Inc.	66,256	7,049,638

Data Processing & Outsourced Services–2.56%

MasterCard, Inc. -Class A	97,971	7,318,434

Visa Inc. -Class A	60,538	13,067,733

		20,386,167

Diversified Banks–1.77%

Citigroup Inc.	296,350	14,106,260

Drug Retail–1.09%

CVS Caremark Corp.	115,586	8,652,768

Electrical Components & Equipment–0.90%

Roper Industries, Inc.	53,746	7,175,628

Fertilizers & Agricultural Chemicals–1.06%

Monsanto Co.	74,550	8,481,553

General Merchandise Stores–0.78%

Dollar General Corp. (b)	111,916	6,209,100

Health Care Facilities–0.99%

HCA Holdings, Inc. (b)	150,571	7,904,977

Home Entertainment Software–0.84%

Electronic Arts Inc. (b)	148,562	4,309,784

Nintendo Co., Ltd. (Japan)	20,100	2,387,386

		6,697,170

Home Improvement Retail–2.67%

Lowe’s Cos., Inc.	434,864	21,264,850

Household Appliances–1.10%

Whirlpool Corp.	58,413	8,730,407

Industrial Machinery–1.72%

Flowserve Corp.	94,110	7,372,577

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

	Shares	Value

Industrial Machinery–(continued)

Ingersoll-Rand PLC	110,037	$6,298,518

		13,671,095

Insurance Brokers–1.24%

Aon PLC (United Kingdom)	117,390	9,893,629

Internet Retail–5.04%

Amazon.com, Inc. (b)	52,218	17,572,401

Priceline.com Inc. (b)	15,857	18,899,800

TripAdvisor Inc. (b)	40,753	3,691,814

		40,164,015

Internet Software & Services–11.37%

Baidu, Inc. -ADR (China)(b)	23,844	3,633,349

Facebook Inc. -Class A (b)	688,774	41,491,746

Google Inc. -Class A (b)	40,821	45,495,413

		90,620,508

Investment Banking & Brokerage–0.75%

Morgan Stanley	192,207	5,991,092

IT Consulting & Other Services–1.25%

Cognizant Technology Solutions Corp. -Class A (b)	196,182	9,928,771

Life Sciences Tools & Services–0.69%

Thermo Fisher Scientific, Inc.	45,790	5,505,790

Movies & Entertainment–0.76%

Walt Disney Co. (The)	75,668	6,058,737

Oil & Gas Equipment & Services–2.78%

Baker Hughes Inc.	62,140	4,040,343

Schlumberger Ltd.	163,848	15,975,180

Weatherford International Ltd. (b)	124,093	2,154,254

		22,169,777

Oil & Gas Exploration & Production–1.66%

Anadarko Petroleum Corp.	104,637	8,869,032

Pioneer Natural Resources Co.	23,463	4,390,866

		13,259,898

Oil & Gas Refining & Marketing–0.13%

Phillips 66	13,781	1,061,964

Packaged Foods & Meats–1.72%

Mondelez International Inc. -Class A	396,414	13,696,104

Pharmaceuticals–3.80%

Actavis PLC (b)	50,584	10,412,716

Bristol-Myers Squibb Co.	139,240	7,233,518

Johnson & Johnson	49,774	4,889,300

	Shares	Value

Pharmaceuticals–(continued)

Pfizer Inc.	240,267	$7,717,376

		30,252,910

Semiconductor Equipment–1.01%

Applied Materials, Inc.	393,980	8,045,072

Semiconductors–1.58%

Altera Corp.	346,699	12,564,372

Specialized REIT’s–1.16%

American Tower Corp.	112,431	9,204,726

Systems Software–2.20%

ServiceNow, Inc. (b)	61,834	3,705,093

VMware, Inc. -Class A (b)	127,924	13,818,350

		17,523,443

Technology Hardware, Storage & Peripherals–5.06%

3D Systems Corp. (b)	41,903	2,478,562

Apple Inc.	70,501	37,840,707

		40,319,269

Trucking–0.68%

J.B. Hunt Transport Services, Inc.	75,350	5,419,172

Wireless Telecommunication Services–4.17%

Sprint Corp. (b)	3,618,238	33,251,607

Total Common Stocks & Other Equity Interests (Cost $533,706,653)		795,887,776

Money Market Funds–0.98%

Liquid Assets Portfolio –Institutional Class (c)	3,924,365	3,924,365

Premier Portfolio –Institutional Class (c)	3,924,366	3,924,366

Total Money Market Funds (Cost $7,848,731)		7,848,731

TOTAL INVESTMENTS–100.86% (Cost $541,555,384)		803,736,507

OTHER ASSETS LESS LIABILITIES–(0.86)%		(6,872,566)

NET ASSETS–100.00%		$796,863,941

Investment Abbreviations:

ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. American Franchise Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. American Franchise Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	–

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $119,548,164 and $150,893,592, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$264,293,267
Aggregate unrealized (depreciation) of investment securities	(3,390,913)

Net unrealized appreciation of investment securities	$260,902,354
Cost of investments for tax purposes is $542,834,153.

Invesco V.I. American Franchise Fund

Invesco V.I. American Value Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VK-VIAMVA-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–94.19%

Aerospace & Defense–1.73%

Textron Inc.	219,633	$8,629,380

Air Freight & Logistics–0.97%

UTi Worldwide, Inc.	456,657	4,835,998

Alternative Carriers–2.53%

tw telecom inc. (b)	403,456	12,612,034

Apparel Retail–4.20%

Ascena Retail Group, Inc. (b)	744,140	12,858,739

Express, Inc. (b)	507,464	8,058,528

		20,917,267

Application Software–5.13%

Cadence Design Systems, Inc. (b)	801,439	12,454,362

Citrix Systems, Inc. (b)	227,713	13,077,558

		25,531,920

Asset Management & Custody Banks–2.20%

Northern Trust Corp.	167,437	10,977,170

Auto Parts & Equipment–3.82%

Dana Holding Corp.	250,478	5,828,623

Johnson Controls, Inc.	279,277	13,215,388

		19,044,011

Automotive Retail–1.90%

Advance Auto Parts, Inc.	74,906	9,475,609

Diversified Banks–2.80%

Comerica Inc.	269,168	13,942,902

Diversified Chemicals–2.35%

Eastman Chemical Co.	135,922	11,717,836

Electric Utilities–2.07%

Edison International	182,323	10,321,305

Electronic Manufacturing Services–1.65%

Flextronics International Ltd. (b)	888,004	8,205,157

General Merchandise Stores–1.77%

Family Dollar Stores, Inc.	151,620	8,795,476

Health Care Equipment–1.87%

CareFusion Corp. (b)	231,331	9,304,133

Health Care Facilities–6.70%

Brookdale Senior Living Inc. (b)	311,219	10,428,949

HealthSouth Corp.	353,300	12,694,069

	Shares	Value

Health Care Facilities–(continued)

Universal Health Services, Inc. -Class B	124,985	$10,257,519

		33,380,537

Heavy Electrical Equipment–2.12%

Babcock & Wilcox Co. (The)	317,565	10,543,158

Housewares & Specialties–1.77%

Newell Rubbermaid Inc.	294,617	8,809,048

Human Resource & Employment Services–2.12%

Robert Half International, Inc.	252,126	10,576,686

Industrial Machinery–4.85%

Ingersoll-Rand PLC	175,262	10,031,997

Snap-on Inc.	124,658	14,146,190

		24,178,187

Insurance Brokers–4.54%

Marsh & McLennan Cos., Inc.	291,777	14,384,606

Willis Group Holdings PLC	186,869	8,246,529

		22,631,135

Investment Banking & Brokerage–2.39%

Stifel Financial Corp. (b)	238,884	11,886,868

IT Consulting & Other Services–2.38%

Teradata Corp. (b)	241,001	11,854,839

Life Sciences Tools & Services–1.58%

PerkinElmer, Inc.	174,664	7,870,360

Multi-Utilities–1.39%

CenterPoint Energy, Inc.	292,153	6,921,105

Oil & Gas Equipment & Services–1.67%

AMEC PLC (United Kingdom)	443,637	8,298,667

Oil & Gas Exploration & Production–2.25%

Newfield Exploration Co. (b)	356,783	11,188,715

Oil & Gas Storage & Transportation–3.66%

ONEOK, Inc.	102,740	6,087,345

Williams Cos., Inc. (The)	299,466	12,152,330

		18,239,675

Packaged Foods & Meats–3.39%

ConAgra Foods, Inc.	544,524	16,896,580

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

	Shares	Value

Paper Packaging–1.68%

Sealed Air Corp.	208,937	$6,867,759

Sonoco Products Co.	37,174	1,524,878

		8,392,637

Personal Products–0.60%

Avon Products, Inc.	205,673	3,011,053

Property & Casualty Insurance–4.25%

ACE Ltd.	140,412	13,909,213

Fidelity National Financial, Inc. -Class A	231,403	7,275,310

		21,184,523

Real Estate Operating Companies–2.53%

Forest City Enterprises, Inc. -Class A (b)	658,904	12,585,066

Regional Banks–5.81%

BB&T Corp.	304,978	12,250,966

Wintrust Financial Corp.	232,394	11,308,292

Zions Bancorp.	173,645	5,379,522

		28,938,780

Specialty Chemicals–2.13%

W.R. Grace & Co. (b)	107,108	10,621,900

Technology Hardware, Storage & Peripherals–1.27%

Diebold, Inc.	158,881	6,337,763

Trucking–0.12%

Swift Transportation Co. (b)	23,370	578,407

Total Common Stocks (Cost $351,983,327)		469,235,887

Money Market Funds–5.26%

Liquid Assets Portfolio –Institutional Class (c)	13,115,461	13,115,461

Premier Portfolio –Institutional Class (c)	13,115,461	13,115,461

Total Money Market Funds (Cost $26,230,922)		26,230,922

TOTAL INVESTMENTS–99.45% (Cost $378,214,249)		495,466,809

OTHER ASSETS LESS LIABILITIES–0.55%		2,719,309

NET ASSETS–100.00%		$498,186,118

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. American Value Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. American Value Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

G.	Put Options Purchased – The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

Invesco V.I. American Value Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 -- Derivative Investments

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	1,675	$25,124
Expired	(1,675)	(25,124)
End of period	--	$--

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $69,557,149 and $64,972,121, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	122,081,717
Aggregate unrealized (depreciation) of investment securities		(5,640,658)
Net unrealized appreciation of investment securities	$	116,441,059
Cost of investments for tax purposes is $379,025,750.

Invesco V.I. American Value Fund

Invesco V.I. Balanced Risk Allocation Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VIIBRA-QTR-1 3/14	Invesco Advisers, Inc.

Consolidated Schedule of Investments

March 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value

U.S. Treasury Securities–9.92%

U.S. Treasury Bills–8.48%(a)

U.S. Treasury Bills	0.07%	06/12/14	$4,060,000	$4,059,878

U.S. Treasury Bills	0.08%	06/12/14	4,320,000	4,319,870

U.S. Treasury Bills (b)	0.08%	06/19/14	21,980,000	21,979,032

U.S. Treasury Bills	0.06%	06/26/14	7,020,000	7,019,496

U.S. Treasury Bills	0.06%	07/03/14	7,020,000	7,019,455

U.S. Treasury Bills	0.07%	07/10/14	7,240,000	7,239,295

U.S. Treasury Bills	0.05%	07/17/14	8,000,000	7,999,166

U.S. Treasury Bills	0.06%	07/24/14	8,000,000	7,999,111

U.S. Treasury Bills (b)	0.05%	07/31/14	13,900,000	13,898,362

U.S. Treasury Bills	0.06%	08/07/14	13,900,000	13,897,772

U.S. Treasury Bills	0.07%	08/28/14	16,295,000	16,291,623

U.S. Treasury Bills	0.10%	01/08/15	4,000,000	3,997,334

				115,720,394

U.S. Treasury Notes–1.44%

U.S. Treasury Notes (c)	0.10%	01/31/16	19,620,000	19,611,366

Total U.S. Treasury Securities (Cost $135,326,616)				135,331,760

		Expiration Date

Commodity-Linked Securities–2.68%

Canadian Imperial Bank of Commerce, Commodity Linked EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index, multiplied by two) (d)		12/11/14	10,272,220	12,798,670

Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (d)		05/12/14	8,048,680	11,351,513

Cargill, Inc., Commodity Linked Notes, one month LIBOR rate minus 0.1% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by two) (d)		12/19/14	10,000,000	12,453,322

Total Commodity-Linked Securities (Cost $28,320,900)				36,603,505

			Shares

Money Market Funds–82.29%

Government & Agency Portfolio—Institutional Class (e)			167,934,732	167,934,732

Invesco V.I. Money Market Fund—Series I (e)			20,440,310	20,440,310

Liquid Assets Portfolio—Institutional Class (e)			205,253,561	205,253,561

Premier Portfolio—Institutional Class (e)			186,594,146	186,594,146

STIC (Global Series) PLC – U.S. Dollar Liquidity Portfolio—Institutional Class (Ireland) (e)			169,333,600	169,333,600

STIC Prime Portfolio—Institutional Class (e)			149,275,317	149,275,317

Treasury Portfolio—Institutional Class (e)			223,912,975	223,912,975

Total Money Market Funds (Cost $1,122,744,641)				1,122,744,641

TOTAL INVESTMENTS–94.89% (Cost $1,286,392,157)				1,294,679,906

OTHER ASSETS LESS LIABILITIES–5.11%				69,713,995

NET ASSETS–100.00%				$1,364,393,901

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(f)

Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

Brent Crude	Long		298	September–2014	$31,716,140	$(602,174)

Gas Oil	Long		206	May–2014	18,437,000	(86,458)

Gasoline Reformulated Blendstock Oxygenate Blending	Long		183	May–2014	22,426,979	297,815

Heating Oil	Long		40	May–2014	4,922,064	(174,097)

Silver	Long		310	May–2014	30,615,600	(3,344,781)

WTI Crude	Long		227	September–2014	22,243,730	(341,357)

Subtotal–Commodity Risk						(4,251,052)

Australia 10 Year Bonds	Long		2,215	June–2014	237,357,703	1,449,202

Canada 10 Year Bonds	Long		1,963	June–2014	230,754,175	817,627

Euro Bonds	Long		1,144	June–2014	225,963,209	808,621

Japan 10 Year Bonds	Long		115	June–2014	161,124,782	(175,259)

Long Gilt	Long		1,244	June–2014	227,164,869	1,259,593

U.S. Treasury 20 Year Bonds	Long		853	June–2014	113,635,594	1,273,458

Subtotal–Interest Rate Risk						5,433,242

Dow Jones EURO STOXX 50 Index	Long		2,710	June–2014	115,732,176	5,515,528

E-Mini S&P 500 Index	Long		813	June–2014	75,795,990	625,851

FTSE 100 Index	Long		1,065	June–2014	116,184,292	820,536

Hang Seng Index	Long		505	April–2014	72,073,100	1,054,338

Russell 2000 Index Mini	Long		550	June–2014	64,377,500	(677,677)

Tokyo Stock Price Index	Long		672	June–2014	78,319,705	(1,403,396)

Subtotal–Market Risk						5,935,180

Total Futures Contracts						$7,117,370

Swap Agreements		Counterparty		Termination Date

Receive a return equal to the Dow Jones-UBS Gold Index and pay the product of (i) 0.15% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	144,000	December–2014	$23,903,438	$(688,147)

Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	40,300	May–2014	27,953,921	(1,491,228)

Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	49,600	May–2014	25,602,582	617,223

Receive a return equal to the Barclays Commodity Strategy 1635 Excess Return Index and pay the product of (i) 0.53% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	30,100	October–2014	20,603,251	1,022,582

Receive a return equal to the Single Commodity Gold Excess Return Index and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Cargill, Inc.	9,100	May–2014	8,637,588	(248,917)

Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	316,000	April–2014	25,655,850	702,152

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Swap Agreements (continued)	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)

Receive a return equal to the Goldman Sachs Alpha Basket B472 Excess Return Strategy and pay the product of (i) 0.60% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	23,100	November–2014	$14,160,930	$265,865

Receive a return equal to the J.P. Morgan Bespoke Commodity 165 Index and pay the product of (i) 0.49% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	9,300	October–2014	6,916,629	233,698

Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	176,500	April–2014	19,470,438	(404,008)

Subtotal–Commodity Risk						9,220

Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Amount.	Long	Goldman Sachs International	54	May–2014	9,860,854	53,673

Subtotal–Interest Rate Risk						53,673

Receive a return equal to the Hang Seng Index Futures multiplied by the Notional Value.	Long	Goldman Sachs International	273	April–2014	38,962,290	491,607

Subtotal–Market Risk						491,607

Total Swap Agreements						$554,500

Investments Abbreviations:

EMTN	—	European Medium-Term Notes
LIBOR	—	London Interbank Offered Rate

Index Information:

Canadian Imperial Bank of Commerce Custom 1 Agriculture	—	Canadian Imperial Bank of Commerce Custom 1 Agriculture Commodity Index is a basket of indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

Monthly Rebalance Commodity Excess Return Index	—	Monthly Rebalance Commodity Excess Return Index is comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybeans, Soybean Meal and Live Cattle.

Dow Jones-UBS Gold Index	—	Dow Jones UBS Gold Index is commodity index composed of future contracts on gold.

MLCX Dynamic Enhanced Copper Excess Return Index	—	Merrill Lynch Commodity Extra Dynamic Enhanced Copper Excess Return Index is a commodity index composed of futures contracts on copper.

Barclays Commodity Strategy 1452 Index	—	Barclays Commodity Strategy 1452 Index is a commodity index that provides exposure to future contracts on copper.

Barclays Commodity Strategy 1635 Excess Return Index	—	Barclays Commodity Strategy 1635 Excess Return Index is comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybean, Soymeal and Live Cattle.

Single Commodity Gold Excess Return Index	—	Single Commodity Gold Excess Return Index is commodity index composed of future contracts on gold.

CIBC Dynamic Roll LME Copper Excess Return Index	—	CIBC Dynamic Roll LME Copper Excess Return Index is a commodity index composed of futures contracts on copper.

Goldman Sachs Alpha Basket B472 Excess Return Strategy	—	Goldman Sachs Alpha Basket B472 Excess Return Strategy is a basket of four indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Sugar, Soybean, Soybean Meal and Live Cattle.

JP Morgan Bespoke Commodity 165 Index	—	JP Morgan Bespoke Commodity 165 Index is comprised of four commodity indices that provide exposure to various components of the agriculture markets. The underlying commodities comprising the indices are: Soybean, Soybean Meal, Seasonal Sugar and Live Cattle.

S&P GSCI Gold Index Excess Return	—	S&P GSCI Gold Index Excess Return is a commodity index composed of futures contracts on gold.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Schedule of Investments:

(a)	Securities traded on a discount basis. The interest rates shown represent the discount rates at the time of purchase by the Fund.

(b)	All or a portion of the value was designated as collateral for swap agreements. See Note 1G and Note 3.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2014.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $36,603,505, which represented 2.68% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	Futures collateralized by $69,681,000 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco V.I. Balanced-Risk Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities' (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Balanced-Risk Allocation Fund

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer "par value" or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement.

Invesco V.I. Balanced-Risk Allocation Fund

G.	Swap Agreements – (continued)

If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

H.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Other Risks – The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary's investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Balanced-Risk Allocation Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$1,122,744,641	$--	$--	$1,122,744,641
U.S. Treasury Securities	--	135,331,760	--	135,331,760
Commodity-Linked Securities	--	36,603,505	--	36,603,505
	1,122,744,641	171,935,265	--	1,294,679,906
Futures*	7,117,370	--	--	7,117,370
Swap Agreements*	--	554,500	--	554,500
Total Investments	$1,129,862,011	$172,489,765	$--	$1,302,351,776

 * Unrealized appreciation.

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2014:

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts (a)	$ 297,815	$(4,548,867)
Swap agreements	2,841,520	(2,832,300)
Interest rate risk
Futures contracts (a)	5,608,501	(175,259)
Swap agreements	53,673	-
Market risk
Futures contracts (a)	8,016,253	(2,081,073)
Swap agreements	491,607	-
Total	$17,309,369	$(9,637,499)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Invesco V.I. Balanced-Risk Allocation Fund

Effect of Derivative Investments for the three months ended March 31, 2014

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures Contracts	Swap Agreements
Realized Gain (Loss)
Commodity risk	$ 2,836,826	$ (3,572,217)
Interest rate risk	16,036,337	(2,959,360)
Market risk	4,173,647	-
Change in Unrealized Appreciation (Depreciation)
Commodity risk	(4,404,672)	(258,745)
Interest rate risk	15,893,726	545,280
Market risk	(16,332,382)	-
Total	$ 18,203,482	$ (6,245,042)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$1,813,923,424	$184,177,658

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $19,616,905 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$8,293,287
Aggregate unrealized (depreciation) of investment securities	(5,538)
Net unrealized appreciation of investment securities	$8,287,749
Cost of investments is the same for financial reporting and tax purposes.

Invesco V.I. Balanced-Risk Allocation Fund

Invesco V.I. Comstock Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VK-VICOM-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.96%

Aerospace & Defense–2.06%

Honeywell International Inc.	192,003	$17,810,198

Textron Inc.	704,745	27,689,431

		45,499,629

Aluminum–1.21%

Alcoa Inc.	2,076,602	26,725,868

Application Software–0.59%

Autodesk, Inc. (b)	264,246	12,995,618

Asset Management & Custody Banks–3.06%

Bank of New York Mellon Corp. (The)	1,438,715	50,772,252

State Street Corp.	239,634	16,666,545

		67,438,797

Auto Parts & Equipment–1.04%

Johnson Controls, Inc.	484,872	22,944,143

Automobile Manufacturers–1.90%

General Motors Co.	1,218,283	41,933,301

Cable & Satellite–2.71%

Comcast Corp. -Class A	615,514	30,788,010

Time Warner Cable Inc.	211,436	29,004,791

		59,792,801

Communications Equipment–1.56%

Cisco Systems, Inc.	1,530,229	34,292,432

Department Stores–1.08%

Kohl’s Corp.	417,902	23,736,834

Diversified Banks–11.94%

Bank of America Corp.	2,263,034	38,924,185

Citigroup Inc.	1,840,265	87,596,614

JPMorgan Chase & Co.	1,214,367	73,724,220

U.S. Bancorp	271,030	11,616,346

Wells Fargo & Co.	1,032,553	51,359,186

		263,220,551

Drug Retail–1.78%

CVS Caremark Corp.	522,633	39,124,306

Electric Utilities–1.70%

FirstEnergy Corp.	326,334	11,105,146

PPL Corp.	794,538	26,330,989

		37,436,135

Electrical Components & Equipment–1.17%
Emerson Electric Co.	384,862	25,708,782

	Shares	Value

Electronic Components–1.19%

Corning Inc.	1,255,593	$26,141,446

General Merchandise Stores–0.71%

Target Corp.	257,556	15,584,714

Health Care Distributors–0.60%

Cardinal Health, Inc.	189,243	13,243,225

Health Care Services–0.78%

Express Scripts Holding Co. (b)	229,512	17,234,056

Hotels, Resorts & Cruise Lines–1.49%

Carnival Corp.	864,170	32,717,476

Housewares & Specialties–0.60%

Newell Rubbermaid Inc.	442,417	13,228,268

Industrial Conglomerates–2.04%

General Electric Co.	1,738,276	45,003,966

Industrial Machinery–1.30%

Ingersoll-Rand PLC	502,189	28,745,298

Integrated Oil & Gas–9.67%

BP PLC -ADR (United Kingdom)	893,328	42,969,077

Chevron Corp.	226,389	26,919,916

Murphy Oil Corp.	463,291	29,122,472

Occidental Petroleum Corp.	268,799	25,613,857

Royal Dutch Shell PLC -ADR (United Kingdom)	589,169	43,044,687

Suncor Energy, Inc. (Canada)	1,298,559	45,397,622

		213,067,631

Integrated Telecommunication Services–1.71%

AT&T Inc.	233,740	8,197,262

Verizon Communications Inc.	480,249	22,845,445

Vivendi S.A. (France)	236,764	6,604,733

		37,647,440

Internet Software & Services–2.04%

eBay Inc. (b)	571,629	31,576,786

Yahoo! Inc. (b)	372,723	13,380,756

		44,957,542

Investment Banking & Brokerage–2.54%

Goldman Sachs Group, Inc. (The)	134,735	22,076,330

Morgan Stanley	1,086,945	33,880,075

		55,956,405

Life & Health Insurance–1.91%

Aflac, Inc.	208,939	13,171,515

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

	Shares	Value

Life & Health Insurance–(continued)

MetLife, Inc.	547,919	$28,930,123

		42,101,638

Managed Health Care–3.43%

UnitedHealth Group Inc.	577,602	47,357,588

WellPoint, Inc.	284,098	28,281,956

		75,639,544

Movies & Entertainment–4.24%

Time Warner Inc.	221,828	14,492,023

Twenty-First Century Fox, Inc. -Class B	904,961	28,162,387

Viacom Inc. -Class B	598,277	50,847,562

		93,501,972

Multi-Utilities–0.81%

PG&E Corp.	412,723	17,829,634

Oil & Gas Drilling–0.36%

Noble Corp. PLC	245,086	8,024,116

Oil & Gas Equipment & Services–5.09%

Halliburton Co.	903,361	53,198,929

Weatherford International Ltd. (b)	3,398,590	58,999,523

		112,198,452

Oil & Gas Exploration & Production–1.05%

QEP Resources Inc.	784,197	23,086,760

Packaged Foods & Meats–3.27%

ConAgra Foods, Inc.	1,110,980	34,473,709

Mondelez International Inc. -Class A	536,613	18,539,979

Tyson Foods, Inc. -Class A	24,882	1,095,057

Unilever N.V. -New York Shares (Netherlands)	434,401	17,862,569

		71,971,314

Paper Products–0.99%

International Paper Co.	475,718	21,825,942

Pharmaceuticals–10.19%

Bristol-Myers Squibb Co.	588,111	30,552,366

GlaxoSmithKline PLC -ADR (United Kingdom)	394,176	21,060,824

Merck & Co., Inc.	890,104	50,531,204

Novartis AG (Switzerland)	392,376	33,328,502

Pfizer Inc.	1,177,429	37,819,019

Roche Holding AG -ADR (Switzerland)	567,844	21,293,753

Sanofi -ADR (France)	574,408	30,030,050

		224,615,718

Property & Casualty Insurance–2.26%

Allstate Corp. (The)	741,816	41,971,949

Travelers Cos., Inc. (The)	91,613	7,796,267

		49,768,216

	Shares	Value

Regional Banks–2.86%

Fifth Third Bancorp	1,141,964	$26,208,074

PNC Financial Services Group, Inc. (The)	424,175	36,903,225

		63,111,299

Semiconductors–0.93%

Intel Corp.	795,062	20,520,550

Systems Software–1.87%

Microsoft Corp.	1,005,958	41,234,218

Technology Hardware, Storage & Peripherals–1.95%

Hewlett-Packard Co.	1,329,324	43,016,925

Wireless Telecommunication Services–0.28%

Vodafone Group PLC -ADR (United Kingdom)	166,004	6,110,607

Total Common Stocks & Other Equity Interests (Cost $1,694,707,640)		2,158,933,569

Money Market Funds–2.85%

Liquid Assets Portfolio –Institutional Class (c)	31,445,997	31,445,997

Premier Portfolio –Institutional Class (c)	31,445,997	31,445,997

Total Money Market Funds (Cost $62,891,994)		62,891,994

TOTAL INVESTMENTS–100.81% (Cost $1,757,599,634)		2,221,825,563

OTHER ASSETS LESS LIABILITIES–(0.81)%		(17,821,363)

NET ASSETS–100.00%		$2,204,004,200

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Comstock Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. Comstock Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$ 2,160,598,575	$ 61,226,988	$--	$ 2,221,825,563

Forward Foreign Currency Contracts*	--	(1,103,282)	--	(1,103,282)

Total Investments	$ 2,160,598,575	$ 60,123,706	$--	$ 2,220,722,281

* Unrealized appreciation (depreciation).

Invesco V.I. Comstock Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
					Unrealized
Settlement		Contract to		Notional	Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
4/28/2014	Barclays Capital Inc.	CAD 13,108,418	USD 11,672,221	$11,852,396	$(180,175)
4/28/2014	CIBC World Markets Corp.	CAD 13,357,004	USD 11,892,925	12,077,163	(184,238)
4/28/2014	Goldman Sachs & Co.	CAD 13,108,419	USD 11,673,927	11,852,397	(178,470)
4/28/2014	Barclays Capital Inc.	CHF 13,587,125	USD 15,373,651	15,372,615	1,036
4/28/2014	Citibank, N.A.	CHF 13,286,200	USD 15,032,818	15,032,146	672
4/28/2014	Goldman Sachs & Co.	CHF 13,286,200	USD 15,033,039	15,032,146	893
4/28/2014	Barclays Capital Inc.	EUR 14,531,956	USD 20,036,283	20,017,351	18,932
4/28/2014	CIBC World Markets Corp.	EUR 14,531,955	USD 20,032,300	20,017,349	14,951
4/28/2014	Citibank, N.A.	EUR 14,531,957	USD 20,038,130	20,017,352	20,778
4/28/2014	Goldman Sachs & Co.	EUR 14,513,366	USD 20,011,087	19,991,744	19,343
4/28/2014	Barclays Capital Inc.	GBP 8,871,590	USD 14,626,466	14,788,065	(161,599)
4/28/2014	CIBC World Markets Corp.	GBP 8,871,590	USD 14,630,228	14,788,065	(157,837)
4/28/2014	Citibank, N.A.	GBP 8,787,271	USD 14,489,823	14,647,514	(157,691)
4/28/2014	Goldman Sachs & Co.	GBP 8,871,589	USD 14,628,186	14,788,063	(159,877)
Total forward foreign currency contracts					$(1,103,282)

Currency Abbreviations:

CAD —Canadian	CHF — Swiss Franc

EUR — Euro	GBP — British Pound Sterling

USD — U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $79,210,926 and $130,411,690, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$536,878,481

Aggregate unrealized (depreciation) of investment securities	(74,693,025)

Net unrealized appreciation of investment securities	$462,185,456

Cost of investments for tax purposes is $1,759,640,107.

Invesco V.I. Comstock Fund

Invesco V.I. Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VICEQ-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.15%

Air Freight & Logistics–0.66%

FedEx Corp.	65,490	$8,681,354

Apparel, Accessories & Luxury Goods–0.06%

Prada S.p.A. (Italy)	101,300	792,743

Asset Management & Custody Banks–2.28%

Northern Trust Corp.	460,721	30,204,869

Auto Parts & Equipment–1.13%

Johnson Controls, Inc.	315,617	14,934,996

Automobile Manufacturers–1.07%

Daimler AG (Germany)	149,637	14,139,138

Biotechnology–1.92%

Gilead Sciences, Inc. (b)	358,433	25,398,562

Brewers–1.26%

Molson Coors Brewing Co. -Class B	282,966	16,655,379

Casinos & Gaming–1.16%

Las Vegas Sands Corp.	190,412	15,381,481

Communications Equipment–3.54%

Cisco Systems, Inc.	584,320	13,094,611

F5 Networks, Inc. (b)	122,471	13,059,083

QUALCOMM, Inc.	263,258	20,760,526

		46,914,220

Construction Machinery & Heavy Trucks–0.74%

Caterpillar Inc.	98,247	9,762,804

Construction Materials–0.64%

CRH PLC (Ireland)	305,495	8,516,402

Consumer Finance–2.50%

American Express Co.	368,363	33,163,721

Department Stores–2.00%

Macy’s, Inc.	446,002	26,443,459

Diversified Banks–1.34%

U.S. Bancorp	415,308	17,800,101

Diversified Chemicals–0.83%

Dow Chemical Co. (The)	225,000	10,932,750

Electric Utilities–0.96%

Duke Energy Corp.	177,824	12,664,625

Electrical Components & Equipment–1.02%

Eaton Corp. PLC	179,554	13,488,096

Electronic Manufacturing Services–2.40%

TE Connectivity Ltd. (Switzerland)	527,911	31,785,521

	Shares	Value

Fertilizers & Agricultural Chemicals–1.13%

Mosaic Co. (The)	298,384	$14,919,200

Food Retail–0.98%

Kroger Co. (The)	296,341	12,935,285

General Merchandise Stores–0.39%

Target Corp.	84,787	5,130,461

Gold–0.48%

Agnico Eagle Mines Ltd. (Canada)	72,960	2,207,040

Kinross Gold Corp. (Canada)(b)	990,000	4,098,600

		6,305,640

Health Care Equipment–1.22%

Covidien PLC	219,399	16,160,930

Health Care Facilities–1.67%

HCA Holdings, Inc. (b)	421,656	22,136,940

Health Care Services–1.77%

Express Scripts Holding Co. (b)	312,306	23,451,058

Heavy Electrical Equipment–1.01%

ABB Ltd. (Switzerland)	518,750	13,432,160

Home Improvement Retail–1.06%

Lowe’s Cos., Inc.	286,473	14,008,530

Industrial Conglomerates–2.28%

General Electric Co.	1,164,909	30,159,494

Industrial Gases–1.27%

Praxair, Inc.	127,968	16,759,969

Industrial Machinery–4.40%

Illinois Tool Works Inc.	178,076	14,482,921

Parker Hannifin Corp.	120,618	14,439,181

Sandvik AB (Sweden)	1,182,196	16,748,956

SKF AB -Class B (Sweden)	493,148	12,640,158

		58,311,216

Insurance Brokers–1.84%

Marsh & McLennan Cos., Inc.	493,879	24,348,235

Integrated Oil & Gas–2.38%

Chevron Corp.	152,988	18,191,803

Occidental Petroleum Corp.	140,200	13,359,658

		31,551,461

Internet Software & Services–1.16%

eBay Inc. (b)	277,888	15,350,533

Investment Banking & Brokerage–1.33%

Charles Schwab Corp. (The)	641,912	17,543,455

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

	Shares	Value

IT Consulting & Other Services–1.08%

International Business Machines Corp.	74,295	$14,301,045

Life Sciences Tools & Services–3.52%

Agilent Technologies, Inc.	291,185	16,283,065

Thermo Fisher Scientific, Inc.	159,746	19,207,859

Waters Corp. (b)	102,725	11,136,417

		46,627,341

Movies & Entertainment–0.70%

Twenty-First Century Fox, Inc. -Class A	290,845	9,298,315

Oil & Gas Equipment & Services–5.06%

Cameron International Corp. (b)	314,882	19,450,261

Halliburton Co.	333,073	19,614,669

Schlumberger Ltd.	103,485	10,089,788

Weatherford International Ltd. (b)	1,029,984	17,880,522

		67,035,240

Oil & Gas Exploration & Production–4.25%

Anadarko Petroleum Corp.	119,053	10,090,932

EOG Resources, Inc.	75,411	14,793,376

Noble Energy, Inc.	198,461	14,098,669

Pioneer Natural Resources Co.	92,140	17,243,080

		56,226,057

Packaged Foods & Meats–1.08%

Danone S.A. (France)	202,978	14,353,023

Paper Products–0.84%

International Paper Co.	241,225	11,067,403

Pharmaceuticals–10.24%

Allergan, Inc.	108,871	13,510,891

Merck & Co., Inc.	328,981	18,676,251

Novartis AG -ADR (Switzerland)	209,949	17,849,864

Pfizer Inc.	396,259	12,727,839

Roche Holding AG (Switzerland)	71,522	21,499,766

Sanofi -ADR (France)	515,460	26,948,249

Teva Pharmaceutical Industries Ltd. - ADR (Israel)	296,702	15,677,734

Zoetis Inc.	299,398	8,664,578

		135,555,172

Property & Casualty Insurance–3.99%

Berkshire Hathaway Inc. -Class A (b)	157	29,413,958

Progressive Corp. (The)	965,472	23,383,732

		52,797,690

Railroads–1.88%

Norfolk Southern Corp.	110,365	10,724,167

Union Pacific Corp.	75,663	14,198,919

		24,923,086

Semiconductor Equipment–0.70%

KLA-Tencor Corp.	134,659	9,310,323

Semiconductors–3.68%

Analog Devices, Inc.	471,838	25,073,471

	Shares	Value

Semiconductors–(continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	$23,604,290

		48,677,761

Systems Software–2.44%

Microsoft Corp.	429,635	17,610,739

Symantec Corp.	738,767	14,753,177

		32,363,916

Technology Hardware, Storage & Peripherals–0.81%

EMC Corp.	389,939	10,688,228

Total Common Stocks & Other Equity Interests (Cost $793,701,464)		1,193,389,388

Money Market Funds–9.76%

Liquid Assets Portfolio –Institutional Class (c)	64,615,931	64,615,931

Premier Portfolio –Institutional Class (c)	64,615,931	64,615,931

Total Money Market Funds (Cost $129,231,862)		129,231,862

TOTAL INVESTMENTS–99.91% (Cost $922,933,326)		1,322,621,250

OTHER ASSETS LESS LIABILITIES–0.09%		1,149,349

NET ASSETS–100.00%		$1,323,770,599

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts

Invesco V.I. Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,226,179,518	$ 96,441,732	$--	$1,322,621,250

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $84,364,359 and $61,229,882, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$402,618,534
Aggregate unrealized (depreciation) of investment securities	(6,865,327)
Net unrealized appreciation of investment securities	$395,753,207
Cost of investments for tax purposes is $ 926,868,043.

Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us VIDDI-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.04%

Aerospace & Defense–3.88%

General Dynamics Corp.	74,914	$8,159,633

Raytheon Co.	83,643	8,263,092

		16,422,725

Air Freight & Logistics–1.15%

United Parcel Service, Inc. -Class B	49,828	4,852,251

Apparel Retail–1.10%

Guess?, Inc.	62,569	1,726,904

TJX Cos., Inc. (The)	48,027	2,912,838

		4,639,742

Apparel, Accessories & Luxury Goods–2.01%

Coach, Inc.	108,538	5,389,997

Columbia Sportswear Co.	37,739	3,119,128

		8,509,125

Asset Management & Custody Banks–3.56%

Federated Investors, Inc. -Class B	247,443	7,556,909

Legg Mason, Inc.	152,967	7,501,502

		15,058,411

Auto Parts & Equipment–1.05%

Johnson Controls, Inc.	94,150	4,455,178

Brewers–2.64%

Heineken N.V. (Netherlands)	160,567	11,188,477

Building Products–1.18%

Masco Corp.	225,474	5,007,778

Data Processing & Outsourced Services–1.09%

Automatic Data Processing, Inc.	59,510	4,597,743

Distillers & Vintners–0.18%

Treasury Wine Estates Ltd. (Australia)	227,094	743,443

Drug Retail–2.08%
Walgreen Co.	133,419	8,809,657

Electric Utilities–7.38%

American Electric Power Co., Inc.	101,868	5,160,633

Duke Energy Corp.	83,487	5,945,944

Entergy Corp.	38,636	2,582,816

Exelon Corp.	212,098	7,118,009

Pepco Holdings, Inc.	260,708	5,339,300

PPL Corp.	153,515	5,087,487

		31,234,189

Food Distributors–1.98%

Sysco Corp.	231,491	8,363,770

	Shares	Value

Gas Utilities–0.95%

AGL Resources Inc.	82,121	$4,020,644

General Merchandise Stores–1.48%

Target Corp.	103,816	6,281,906

Health Care Equipment–2.22%

Medtronic, Inc.	50,055	3,080,385

Stryker Corp.	77,743	6,333,722

		9,414,107

Heavy Electrical Equipment–0.97%

ABB Ltd. (Switzerland)	159,105	4,119,757

Hotels, Resorts & Cruise Lines–2.06%

Accor S.A. (France)	94,041	4,820,426

Marriott International Inc. -Class A	69,857	3,913,389

		8,733,815

Household Products–3.40%

Kimberly-Clark Corp.	66,773	7,361,723

Procter & Gamble Co. (The)	87,184	7,027,031

		14,388,754

Housewares & Specialties–1.45%

Newell Rubbermaid Inc.	204,995	6,129,350

Industrial Machinery–1.15%

Pentair Ltd.	61,179	4,853,942

Integrated Oil & Gas–3.20%

Royal Dutch Shell PLC -Class B (United Kingdom) 186,377		7,272,582

Total S.A. (France)	95,291	6,258,481

		13,531,063

Integrated Telecommunication Services–2.72%

AT&T Inc.	210,280	7,374,520

Deutsche Telekom AG (Germany)	257,198	4,159,941

		11,534,461

Investment Banking & Brokerage–1.64%

Charles Schwab Corp. (The) (b)	253,313	6,923,044

Life & Health Insurance–3.18%

Lincoln National Corp.	117,640	5,960,819

Prudential Financial, Inc.	27,360	2,316,024

StanCorp Financial Group, Inc.	77,931	5,205,791

		13,482,634

Motorcycle Manufacturers–0.56%

Harley-Davidson, Inc.	35,543	2,367,519

Movies & Entertainment–0.92%

Time Warner Inc.	59,374	3,878,903

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

	Shares	Value

Multi-Utilities–2.84%

Consolidated Edison, Inc.	84,219	$4,518,349

Dominion Resources, Inc.	45,534	3,232,459

Sempra Energy	44,330	4,289,371

		12,040,179

Oil & Gas Drilling–1.68%

Nabors Industries Ltd.	289,273	7,130,579

Oil & Gas Equipment & Services–1.58%

Baker Hughes Inc.	102,667	6,675,408

Packaged Foods & Meats–9.08%

Campbell Soup Co.	195,389	8,769,058

General Mills, Inc.	272,236	14,107,269

Kraft Foods Group, Inc.	135,011	7,574,117

Mead Johnson Nutrition Co.	31,449	2,614,670

Mondelez International Inc. -Class A	155,143	5,360,191

		38,425,305

Paper Packaging–1.39%

Avery Dennison Corp.	56,299	2,852,671

Sonoco Products Co.	73,865	3,029,942

		5,882,613

Paper Products–0.62%

International Paper Co.	57,051	2,617,500

Personal Products–0.75%

L’Oreal S.A. (France)	19,251	3,174,465

Pharmaceuticals–4.29%

Bristol-Myers Squibb Co.	47,592	2,472,404

Eli Lilly and Co.	114,729	6,752,949

Johnson & Johnson	62,659	6,154,994

Novartis AG (Switzerland)	32,941	2,798,016

		18,178,363

Property & Casualty Insurance–0.81%

Travelers Cos., Inc. (The)	40,298	3,429,360

Regional Banks–8.38%

Cullen/Frost Bankers, Inc.	33,018	2,559,885

Fifth Third Bancorp	188,558	4,327,406

KeyCorp	454,037	6,465,487

M&T Bank Corp.	37,753	4,579,439

SunTrust Banks, Inc.	187,813	7,473,079

Zions Bancorp.	325,019	10,069,089

		35,474,385

Restaurants–1.38%

Brinker International, Inc.	44,809	2,350,232

Darden Restaurants, Inc.	68,477	3,475,893

		5,826,125

Semiconductors–2.33%

Linear Technology Corp.	102,434	4,987,511

Texas Instruments Inc.	103,238	4,867,672

		9,855,183

	Shares	Value

Soft Drinks–2.17%

Coca-Cola Co. (The)	237,560	$9,184,070

Specialized REIT’s–0.42%

Weyerhaeuser Co.	61,200	1,796,220

Systems Software–0.64%

Microsoft Corp.	66,459	2,724,154

Thrifts & Mortgage Finance–1.69%

Hudson City Bancorp, Inc.	728,768	7,163,789

Tobacco–1.81%

Altria Group, Inc.	113,157	4,235,466

Philip Morris International Inc.	41,602	3,405,956

		7,641,422

Total Common Stocks & Other Equity Interests (Cost $300,353,131)		410,761,508

Money Market Funds–2.82%

Liquid Assets Portfolio –Institutional Class (c)	5,958,201	5,958,201

Premier Portfolio –Institutional Class (c)	5,958,200	5,958,200

Total Money Market Funds (Cost $11,916,401)		11,916,401

TOTAL INVESTMENTS–99.86% (Cost $312,269,532)		422,677,909

OTHER ASSETS LESS LIABILITIES–0.14%		598,142

NET ASSETS–100.00%		$423,276,051

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	A portion of this security is subject to call options written. See Note 1F and Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Diversified Dividend Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. Diversified Dividend Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Call Options Written – The Fund may write covered call options. A covered call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $10,418,422 and from Level 2 to Level 1 of $10,447,047, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 389,332,811	$ 33,345,098	$ --	$ 422,677,909
Forward Foreign Currency Contracts*	--	(91,866)	--	(91,866)
Options Written*	(22,182)	--	--	(22,182)
Total Investments	$ 389,310,629	$ 33,253,232	$ --	$ 422,563,861

* Unrealized appreciation (depreciation).

Invesco V.I. Diversified Dividend Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation (Depreciation)
04/23/2014	Citibank Capital Inc.	EUR	5,466,954	USD	7,481,974	$7,530,697	$(48,723)

04/23/2014	Deutsche Bank Securities Inc.	EUR	4,839,838	USD	6,623,706	6,666,849	(43,143)
Total open forward foreign currency contracts – Currency Risk							$(91,866)

Currency Abbreviations:
EUR – Euro
USD -- U.S. Dollar

Open Options Written
						Unrealized
	Contract Month	Strike Price	Number of Contracts	Premiums Received	Value	Appreciation (Depreciation)
Calls
Charles Schwab Corp. (The)	June-2014	$28	642	$32,388	$54,570	$(22,182)

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	—	$ —
Written	642	32,388
Closed	—	—
End of period	642	$ 32,388

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $3,669,863 and $13,455,655, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$114,350,962
Aggregate unrealized (depreciation) of investment securities	(4,563,607)
Net unrealized appreciation of investment securities	$109,787,355
Cost of investments for tax purposes is $312,890,554.

Invesco V.I. Diversified Dividend Fund

Invesco V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us VIDIN-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–84.24%

Advertising–0.13%

Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/22	$25,000	$24,960

Aerospace & Defense–0.46%

Alliant Techsystems Inc., Sr. Unsec. Gtd. Notes, 5.25%, 10/01/21(b)	9,000	9,270

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	10,000	10,337

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	5,000	5,069

7.75%, 03/15/20(b)	19,000	21,256

DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	6,000	5,963

GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	19,000	20,686

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/22(b)	2,000	2,018

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	10,000	10,212

7.50%, 07/15/21	5,000	5,550

		90,361

Agricultural & Farm Machinery–0.03%

Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	5,000	5,350

Air Freight & Logistics–0.32%

FedEx Corp., Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	60,000	62,725

Airlines–1.26%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	5,000	5,089

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	19,478	21,206

Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. Pass Through Ctfs., 9.00%, 07/08/16	92,997	107,063

	Principal Amount	Value

Airlines–(continued)

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	$9,144	$10,259

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	10,087	10,626

Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	8,000	8,580

Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. Pass Through Ctfs., 4.95%, 05/23/19	46,456	50,739

United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	12,000	13,005

US Airways Pass Through Trust, Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	959	1,084

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	843	893

Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	10,000	10,212

Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	7,000	7,403

		2 46,159

Alternative Carriers–0.25%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	4,000	4,420

Level 3 Financing Inc., Sr. Unsec. Gtd. Floating Rate Notes, 3.85%, 01/15/18(b)(c)	3,000	3,064

Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	34,000	37,017

Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	4,000	4,245

		48,746

Apparel Retail–0.17%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	15,000	16,125

L Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	10,000	12,187

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Apparel Retail–(continued)

Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	$4,000	$4,430

		32,742

Apparel, Accessories & Luxury Goods–0.08%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	8,000	8,820

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	2,000	1,982

William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	4,000	4,140

		14,942

Application Software–0.06%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	12,000	12,000

Asset Management & Custody Banks–1.56%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/24	100,000	100,818

Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.25%, 08/15/42(b)	45,000	53,277

Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/43(b)	125,000	134,764

First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	15,000	15,787

		304,646

Auto Parts & Equipment–0.15%

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	5,000	5,356

Amsted Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	4,000	4,035

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	5,000	5,238

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	13,000	13,975

		28,604

Automobile Manufacturers–0.66%

General Motors Co., Sr. Unsec. Notes, 3.50%, 10/02/18(b)	80,000	81,800

	Principal Amount	Value

Automobile Manufacturers–(continued)

Hyundai Capital America (South Korea), Sr. Unsec. Notes, 2.88%, 08/09/18(b)	$47,000	$47,757

		129,557

Automotive Retail–0.58%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	95,000	104,958

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	8,000	7,840

		112,798

Biotechnology–0.58%

Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 3.70%, 04/01/24	80,000	80,345

Sr. Unsec. Global Notes, 4.80%, 04/01/44	32,000	32,923

		113,268

Broadcasting–0.51%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	9,000	9,664

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	3,000	3,255

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 4.88%, 04/01/43	70,000	68,658

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	14,000	14,927

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	2,000	2,082

		98,586

Building Products–0.69%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	25,000	27,187

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	10,000	11,088

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	19,000	20,378

Griffon Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/01/22(b)	9,000	8,955

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	6,000	6,076

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	25,000	28,062

10.00%, 12/01/18	5,000	5,513

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Building Products–(continued)

USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	$2,000	$2,135

7.88%, 03/30/20(b)	12,000	13,470

Sr. Unsec. Notes, 9.75%, 01/15/18	10,000	12,150

		135,014

Cable & Satellite–4.16%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	7,000	7,105

Sr. Unsec. Gtd. Notes, 6.50%, 04/30/21	14,000	14,910

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	80,000	78,764

COX Communications Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	75,000	98,693

9.38%, 01/15/19(b)	140,000	176,971

DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Notes, 4.45%, 04/01/24	85,000	85,629

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	25,000	25,553

5.15%, 03/15/42	70,000	66,607

Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	40,000	39,534

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	28,000	29,260

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	4,000	4,410

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	8,000	9,060

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	13,000	13,585

Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	6,000	6,540

7.50%, 04/01/21	8,000	8,820

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	17,000	17,978

8.13%, 06/01/23	6,000	6,390

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	64,545

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	38,000	41,584

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	13,000	13,959

		809,897

	Principal Amount	Value

Casinos & Gaming–0.60%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$17,000	$18,891

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	4,000	3,555

Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	13,000	11,732

9.00%, 02/15/20	3,000	2,708

11.25%, 06/01/17	4,000	3,870

Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	9,000	9,517

Sr. Sec. Notes, 8.00%, 10/01/20(b)	9,000	9,495

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	5,000	5,513

6.75%, 10/01/20	5,000	5,563

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	12,000	13,950

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	10,000	10,875

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	20,000	20,900

		116,569

Catalog Retail–0.33%

QVC Inc., Sr. Sec. Gtd. Notes, 4.85%, 04/01/24(b)	65,000	65,368

Coal & Consumable Fuels–0.26%

Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	12,000	11,940

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	23,000	25,070

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	14,000	14,490

		51,500

Commercial Printing–0.06%

RR Donnelley & Sons Co., Sr. Unsec. Global Notes, 7.88%, 03/15/21	10,000	11,525

Commodity Chemicals–0.36%

LYB International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 4.88%, 03/15/44	70,000	69,930

Communications Equipment–0.29%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	4,000	3,670

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	15,000	14,944

9.00%, 04/01/19(b)	13,000	13,455

Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	25,000	25,405

		57,474

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Computer & Electronics Retail–0.08%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	$15,000	$15,544

Construction & Engineering–0.45%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	15,000	16,256

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	26,688

URS Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/22	45,000	44,803

		87,747

Construction Machinery & Heavy Trucks–0.33%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	13,000	13,926

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	15,000	15,487

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	9,000	9,079

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	10,000	10,263

Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(b)	11,000	11,275

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	4,000	4,310

		64,340

Construction Materials–0.04%

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	3,000	3,233

US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	4,000	4,330

		7,563

Consumer Finance–0.57%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	3,000	3,585

8.00%, 03/15/20	21,000	25,357

First Cash Financial Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 04/01/21(b)	2,000	2,058

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	80,828

		111,828

Data Processing & Outsourced Services–0.41%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	30,000	31,183

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	19,000	20,662

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	$10,000	$10,863

Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	14,000	16,712

		79,420

Distillers & Vintners–0.06%

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	10,000	11,625

Diversified Banks–3.47%

Bank of Montreal (Canada), Sr. Unsec. Medium-Term Notes, 0.80%, 11/06/15	75,000	75,365

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	46,868

ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	103,735

Intesa Sanpaolo SpA (Italy), Sr. Unsec. Gtd. Notes, 3.88%, 01/15/19	200,000	203,876

PNC Bank, N.A., Unsec. Sub. Global Notes, 3.80%, 07/25/23	45,000	45,483

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Notes, 6.13%, 12/15/22	12,000	12,586

Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	7,000	8,222

Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/43	170,000	180,029

		676,164

Diversified Metals & Mining–2.54%

BHP Billiton Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 5.00%, 09/30/43	69,000	73,073

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	22,000	23,815

Glencore Funding LLC (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 05/30/23(b)	113,000	108,223

HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	7,000	7,560

Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	1,000	1,075

Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	13,000	14,592

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	20,000	25,394

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Diversified Metals & Mining–(continued)

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	$80,000	$80,013

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	70,000	60,345

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.25%, 10/25/22(b)	102,000	100,067

		494,157

Drug Retail–0.90%

CVS Pass Through Trust, Sr. Sec. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	161,272	176,230

Electric Utilities–2.26%

Electricite de France (France), Jr. Unsec. Sub. Notes, 5.63%(b)(d)	100,000	102,500

Sr. Unsec. Notes, 4.88%, 01/22/44(b)	98,000	98,131

6.00%, 01/22/14(b)	145,000	151,372

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(e)	25,000	0

Mississippi Power Co., Series 12, Class A, Sr. Unsec. Notes, 4.25%, 03/15/42	40,000	37,209

System Energy Resources Inc., Sr. Sec. First Mortgage Bonds, 4.10%, 04/01/23	50,000	50,572

		439,784

Electrical Components & Equipment–0.03%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	5,000	5,050

Environmental & Facilities Services–0.08%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	4,000	4,375

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	5,000	5,112

5.25%, 08/01/20	2,000	2,070

Darling International Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	4,000	4,110

		15,667

Forest Products–0.04%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	7,000	7,525

	Principal Amount	Value

Gas Utilities–0.23%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	$7,000	$7,682

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	14,000	14,630

Sr. Unsec. Notes, 6.75%, 01/15/22(b)	3,000	3,143

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	4,000	4,435

Sr. Unsec. Notes, 7.38%, 03/15/20	14,000	15,050

		44,940

General Merchandise Stores–0.30%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/18	60,000	59,042

Gold–2.82%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/30/21	130,000	131,286

5.70%, 05/30/41	50,000	48,975

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	5,000	5,014

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	173,000

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/41	75,000	72,559

Sr. Unsec. Gtd. Notes, 5.95%, 03/15/24(b)	83,000	82,989

New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	2,000	2,117

Sr. Unsec. Notes, 6.25%, 11/15/22(b)	4,000	4,093

Newcrest Finance Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.75%, 11/15/41(b)	35,000	28,796

		548,829

Health Care Distributors–0.82%

McKesson Corp., Sr. Unsec. Global Notes, 3.80%, 03/15/24	80,000	80,119

4.88%, 03/15/44	78,000	79,886

		160,005

Health Care Equipment–0.56%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	5,000	5,406

Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	15,000	16,050

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Health Care Equipment–(continued)

Medtronic Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/44	$75,000	$76,828

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	10,000	10,763

		109,047

Health Care Facilities–0.42%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	2,000	2,095

Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	3,000	3,094

Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	13,917	14,630

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	18,000	19,372

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	10,000	10,825

Sr. Sec. Gtd. Notes, 3.75%, 03/15/19	2,000	2,018

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 6.25%, 11/01/18	2,000	2,218

Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	9,000	9,686

Sr. Unsec. Global Notes, 6.75%, 02/01/20	10,000	10,575

8.13%, 04/01/22	6,000	6,750

		81,263

Health Care REIT’s–1.14%

HCP, Inc., Sr. Unsec. Global Notes, 4.25%, 11/15/23	45,000	45,934

Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	26,327

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	7,000	7,595

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	75,000	77,953

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.00%, 02/15/18	65,000	64,924

		222,733

Health Care Services–0.45%

MPH Acquisitions Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	5,000	5,150

Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/17	75,000	75,548

	Principal Amount	Value

Health Care Services–(continued)

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	$7,000	$7,700

		88,398

Heavy Electrical Equipment–0.05%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	10,000	10,800

Homebuilding–1.22%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	10,000	10,025

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	12,000	12,930

Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	4,000	4,255

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	11,000	12,017

Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	10,000	10,300

7.50%, 05/15/16	3,000	3,221

11.88%, 10/15/15	2,000	2,280

KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	4,000	4,320

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	3,000	2,925

6.95%, 06/01/18	10,000	11,313

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	10,000	10,825

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	165,000	148,001

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	5,000	4,988

		237,400

Hotels, Resorts & Cruise Lines–0.32%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/20	60,000	61,565

Household Products–0.09%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	17,000	17,871

Independent Power Producers & Energy Traders–0.29%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	17,000	19,507

8.00%, 10/15/17	1,000	1,190

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–(continued)

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$4,000	$4,510

7.88%, 05/15/21	22,000	24,255

Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	7,000	7,228

		56,690

Industrial Conglomerates–1.40%

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	114,344

7.63%, 04/09/19(b)	130,000	158,613

		272,957

Industrial Machinery–0.11%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	7,000	7,123

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	13,000	13,812

		20,935

Industrial REIT’s–0.26%

ProLogis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/23	49,000	49,880

Insurance Brokers–0.67%

Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	130,459

Integrated Oil & Gas–1.04%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.81%, 02/10/24	115,000	116,283

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/17/20	85,000	85,845

		202,128

Integrated Telecommunication Services–4.81%

AT&T Inc., Sr. Unsec. Global Notes, 1.70%, 06/01/17	60,000	60,409

2.95%, 05/15/16	35,000	36,510

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	98,979

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	158,886

Verizon Communications Inc., Sr. Unsec. Global Notes, 5.05%, 03/15/34	95,000	97,766

4.75%, 11/01/41	30,000	29,010

5.15%, 09/15/23	120,000	131,485

6.40%, 09/15/33	165,000	195,782

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

6.55%, 09/15/43	$105,000	$127,503

		936,330

Internet Software & Services–0.14%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	26,000	27,495

Investment Banking & Brokerage–3.46%

Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00%(d)	45,000	51,413

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.13%, 01/15/15	50,000	51,802

5.75%, 01/24/22	100,000	113,586

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	45,000	46,737

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	116,356

Morgan Stanley, Unsec. Sub. Medium-Term Notes, 4.10%, 05/22/23	110,000	108,941

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	148,183

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	37,129

		674,147

Leisure Facilities–0.03%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	5,000	5,075

Life & Health Insurance–3.17%

MetLife Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/42	110,000	103,575

Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	61,848

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	182,420

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	159,250

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	110,961

		618,054

Managed Health Care–0.27%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	48,684

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Managed Health Care–(continued)

WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	$3,000	$3,173

		51,857

Marine–0.06%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	12,000	12,780

Movies & Entertainment–1.55%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 02/15/22(b)	6,000	6,135

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	12,000	13,050

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	20,000	21,975

Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	11,000	11,522

Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.35%, 12/15/43	75,000	80,235

Viacom Inc., Sr. Unsec. Global Notes, 4.25%, 09/01/23	105,000	108,391

5.85%, 09/01/43	55,000	61,057

		302,365

Multi-Line Insurance–1.49%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	231,516

Genworth Holdings Inc., Sr. Unsec. Gtd. Global Notes, 4.90%, 08/15/23	50,000	52,636

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	5,000	5,887

		290,039

Multi-Sector Holdings–0.23%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 4.90%, 04/01/44	44,000	45,253

Office REIT’s–0.23%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	45,000	44,935

Office Services & Supplies–0.18%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	35,000	34,799

Oil & Gas Drilling–1.13%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	2,000	2,157

	Principal Amount	Value

Oil & Gas Drilling–(continued)

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	$16,000	$17,160

Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	2,000	2,075

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	17,000	17,297

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	13,000	14,040

6.63%, 11/15/20	5,000	5,400

Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 4.75%, 01/15/24	60,000	61,042

5.85%, 01/15/44	100,000	101,825

		220,996

Oil & Gas Equipment & Services–0.41%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	22,000	23,485

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	6,000	6,330

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	30,000	29,963

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	15,000	15,600

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	5,000	5,281

		80,659

Oil & Gas Exploration & Production–1.51%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	6,000	6,420

Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	12,000	12,225

Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	7,000	7,280

6.75%, 11/01/20	6,000	6,360

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	12,000	12,870

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	9,000	9,742

8.25%, 09/01/21	16,000	17,560

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	5,000	5,675

Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	10,000	11,269

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	8,000	8,760

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/22	$50,000	$52,594

Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	12,000	12,570

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	4,000	4,170

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	2,000	2,020

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	6,000	6,240

Sr. Unsec. Gtd. Notes, 9.75%, 07/15/20(b)	7,000	7,560

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 02/01/22	2,000	2,060

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	2,000	2,235

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	20,000	21,150

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	5,000	5,000

Sr. Unsec. Notes, 5.38%, 10/01/22	6,000	6,082

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	2,000	2,050

5.75%, 06/01/21	20,000	21,550

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	4,000	4,110

Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	5,000	5,138

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	18,000	19,305

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	4,000	4,340

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	17,000	18,339

		294,674

Oil & Gas Refining & Marketing–0.60%

Petronas Capital Ltd. (Malaysia), Sr. Unsec. Gtd. Notes, 5.25%, 08/12/19(b)	100,000	112,449

Rentech Nitrogen Partners L.P./Rentech Nitrogen Finance Corp., Sec. Gtd. Notes, 6.50%, 04/15/21(b)	5,000	4,950

		117,399

	Principal Amount	Value

Oil & Gas Storage & Transportation–2.77%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/21	$2,000	$2,140

6.13%, 07/15/22	2,000	2,158

Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	6,000	6,015

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	15,000	16,087

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	18,000	18,922

El Paso Pipeline Partners Operating Co. LLC, Sr. Unsec. Gtd. Notes, 4.70%, 11/01/42	35,000	31,214

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	17,000	19,550

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	64,968

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 3.90%, 02/15/24	57,000	57,148

6.45%, 09/01/40	12,000	14,594

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 8.38%, 12/15/18(b)	18,000	19,080

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	10,000	10,325

6.50%, 08/15/21	10,000	10,862

NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	17,000	17,765

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	7,000	7,508

8.38%, 06/01/20	6,000	6,773

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	3,000	3,131

Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	3,000	3,240

Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	40,000	39,934

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	2,000	2,130

6.88%, 02/01/21	28,000	30,240

Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,713

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	$13,000	$13,747

6.13%, 10/15/21	3,000	3,203

Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	6,000	6,330

Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	60,000	61,060

Williams Partners L.P., Sr. Unsec. Global Notes, 4.30%, 03/04/24	65,000	65,534

		539,371

Other Diversified Financial Services–7.01%

Bank of America Corp., Sr. Unsec. Global Notes, 4.50%, 04/01/15	240,000	249,163

6.50%, 08/01/16	130,000	145,728

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	40,548

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	150,000	156,438

6.13%, 05/15/18	65,000	74,886

Unsec. Sub. Global Notes, 3.50%, 05/15/23	95,000	89,675

4.05%, 07/30/22	50,000	50,376

5.50%, 09/13/25	65,000	69,278

Series A, Jr. Unsec. Sub. Global Notes, 5.95%(d)	60,000	58,800

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	108,043

General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	70,000	71,001

JPMorgan Chase & Co., Series R, Jr. Unsec. Sub. Global Notes, 6.00% (d)	120,000	118,200

Series S, Jr. Unsec. Sub. Notes, 6.75%(d)	40,000	42,200

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	10,000	10,650

Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/53	80,000	79,800

		1,364,786

Packaged Foods & Meats–0.30%

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	21,000	21,813

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	5,000	5,319

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	$12,000	$13,005

Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	3,000	3,199

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	10,000	10,925

Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	2,000	2,090

5.88%, 08/01/21(b)	2,000	2,085

		58,436

Paper Packaging–0.23%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	2,000	2,050

Sr. Unsec. Gtd. Sub. Notes, 6.00%, 06/15/17(b)	7,000	7,236

Rock-Tenn Co., Sr. Unsec. Gtd. Global Notes, 4.00%, 03/01/23	35,000	35,346

		44,632

Paper Products–0.18%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	2,000	2,000

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	19,000	19,665

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	12,000	12,810

		34,475

Personal Products–0.66%

Avon Products Inc., Sr. Unsec. Global Notes, 5.00%, 03/15/23	75,000	75,226

Estee Lauder Cos. Inc. (The), Sr. Unsec. Global Notes, 3.70%, 08/15/42	60,000	53,132

		128,358

Pharmaceuticals–1.55%

Actavis Inc., Sr. Unsec. Global Notes, 1.88%, 10/01/17	100,000	99,854

Bristol-Meyers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/97	52,000	70,616

Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 4.00%, 11/15/23(b)	50,000	50,206

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	12,000	12,690

6.38%, 10/15/20(b)	15,000	16,312

6.75%, 08/15/21(b)	2,000	2,175

7.50%, 07/15/21(b)	5,000	5,662

Zoetis Inc., Sr. Unsec. Global Notes, 3.25%, 02/01/23	45,000	43,659

		301,174

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Property & Casualty Insurance–1.92%

Allstate Corp. (The), Unsec. Sub. Global Notes, 5.75%, 08/15/53	$75,000	$78,938

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	196,825

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	45,000	49,500

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	48,354

		373,617

Real Estate Services–0.03%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	5,000	5,363

Regional Banks–1.07%

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	70,000	70,156

Unsec. Sub. Notes, 4.30%, 01/16/24	55,000	55,861

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	40,189

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	10,000	11,413

Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	21,100

Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80%(d)	10,000	9,350

		208,069

Reinsurance–0.32%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	60,000	63,048

Research & Consulting Services–0.03%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	5,000	5,400

Residential REIT’s–0.57%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/22	115,000	111,576

Retail REIT’s–0.46%

Realty Income Corp., Sr. Unsec. Notes, 2.00%, 01/31/18	90,000	89,528

Security & Alarm Services–0.04%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	7,000	7,263

	Principal Amount	Value

Semiconductor Equipment–0.09%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	$11,000	$11,825

Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	6,000	6,150

		17,975

Semiconductors–0.24%

Advanced Mico Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	5,000	5,050

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	8,000	8,480

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	10,000	11,075

10.75%, 08/01/20	5,000	5,825

Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	15,000	15,806

		46,236

Specialized Finance–3.08%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	7,000	7,586

7.63%, 04/15/20	16,000	18,320

Sr. Unsec. Notes, 4.63%, 12/15/18	2,000	2,055

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	8,000	8,320

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	12,000	12,960

CME Group Inc., Sr. Unsec. Global Notes, 5.30%, 09/15/43	45,000	50,636

International Lease Finance Corp., Sr. Sec. Gtd. Notes, 6.50%, 09/01/14(b)	115,000	117,444

Sr. Unsec. Global Notes, 4.88%, 04/01/15	45,000	46,603

5.88%, 08/15/22	10,000	10,606

Sr. Unsec. Notes, 8.25%, 12/15/20	30,000	36,328

Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/20	110,000	123,058

Sr. Unsec. Global Notes, 4.88%, 02/15/24	158,000	166,176

		600,092

Specialized REIT’s–2.91%

American Tower Corp., Sr. Unsec. Global Notes, 3.50%, 01/31/23	50,000	47,336

4.63%, 04/01/15	90,000	93,433

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	128,107

EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	287,527

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Specialized REIT’s–(continued)

RHP Hotel Properties L.P./RHP Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/15/21	$10,000	$10,125

		566,528

Specialty Chemicals–0.12%

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	5,000	5,212

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	2,000	1,988

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	10,000	10,112

PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	5,000	5,494

		22,806

Specialty Stores–0.13%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	9,000	9,124

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	6,000	6,135

Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	9,000	9,551

		24,810

Steel–1.08%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	24,000	25,716

6.75%, 02/25/22	13,000	14,359

Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	9,000	9,855

6.38%, 08/15/22	3,000	3,285

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	14,000	15,015

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	5,000	5,387

Sr. Unsec. Notes, 7.38%, 04/01/20	4,000	4,380

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	57,293

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	65,000	60,966

Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	8,000	8,180

Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	8,000	5,140

		209,576

	Principal Amount	Value

Technology Distributors–0.01%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	$2,000	$2,145

Tires & Rubber–0.01%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	2,000	2,195

Tobacco–0.85%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	103,656

Philip Morris International Inc., Sr. Unsec. Global Notes, 4.88%, 11/15/43	60,000	62,443

		166,099

Trading Companies & Distributors–0.48%

Air Lease Corp., Sr. Unsec. Global Notes, 3.88%, 04/01/21	85,000	85,106

United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	2,000	2,145

Sr. Unsec. Global Notes, 8.25%, 02/01/21	5,000	5,631

		92,882

Trucking–0.04%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 7.38%, 01/15/21	8,000	8,850

Wireless Telecommunication Services–1.79%

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	20,000	21,425

Rogers Communications Inc. (Canada), Sr. Unsec. Global Bonds, 5.00%, 03/15/44	100,000	100,670

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 3.00%, 03/15/23	50,000	46,997

4.50%, 03/15/43	30,000	28,193

SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	7,000	7,368

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	5,000	5,513

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	9,000	9,202

7.00%, 08/15/20	10,000	10,925

11.50%, 11/15/21	2,000	2,655

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	8,000	9,260

9.00%, 11/15/18(b)	7,000	8,592

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)

Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	$2,000	$2,210

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	12,000	12,780

6.63%, 04/01/23	7,000	7,472

Sr. Unsec. Gtd. Notes, 6.54%, 04/28/20	5,000	5,400

6.63%, 04/28/21	6,000	6,473

6.84%, 04/28/23	10,000	10,775

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	50,000	52,875

		348,785

Total U.S. Dollar Denominated Bonds and Notes (Cost $15,584,961)		16,411,239

U.S. Treasury Securities–6.98%

U.S. Treasury Bills–0.26%

0.11%, 05/01/14 (f)(g)	50,000	49,999

U.S. Treasury Notes–5.44%

1.63%, 03/31/19	156,000	155,264

2.75%, 02/15/24	903,000	905,311

		1,060,575

U.S. Treasury Bonds–1.28%

3.75%, 11/15/43	241,000	249,566

Total U.S. Treasury Securities (Cost $1,359,412)		1,360,140

	Shares

Preferred Stocks–1.28%

Diversified Banks–0.29%

CoBank ACB, Series F, 6.25% Pfd.(b)	500	50,844

Wells Fargo & Co., 5.85% Pfd.	200	4,980

		55,824

Investment Banking & Brokerage–0.67%

Morgan Stanley, 6.88% Pfd.	5,000	129,600

Multi-Line Insurance–0.05%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	357	10,574

Reinsurance–0.27%

Reinsurance Group of America, Inc. 6.20% Sr. Unsec. Sub. Pfd.	2,000	52,980

Total Preferred Stocks (Cost $239,550)		248,978

	Principal Amount	Value

Municipal Obligations–0.79%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17(e)	$65,000	$41,599

Florida Hurricane Catastrophe Fund Finance Corp., Series 2013 A, RB, 3.00%, 07/01/20	55,000	54,874

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	50,000	57,271

Total Municipal Obligations (Cost $169,523)		153,744

Asset-Backed Securities–0.73%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.62%, 09/26/34(b)(c)	32,192	32,835

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(c)	107,554	109,879

Total Asset-Backed Securities (Cost $125,402)		142,714

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.70%

Federal Home Loan Mortgage Corp. (FHLMC)–0.25%

Pass Through Ctfs., 6.50%, 05/01/16 to 05/01/32	3,870	4,314

6.00%, 05/01/17 to 12/01/31	32,986	36,419

5.50%, 09/01/17	8,323	8,864

		49,597

Federal National Mortgage Association (FNMA)–0.37%

Pass Through Ctfs., 7.00%, 02/01/16 to 08/018/32	13,182	14,121

6.50%, 05/01/16 to 09/01/31	3,015	3,325

5.00%, 11/01/18	10,862	11,638

7.50%, 04/01/29 to 10/01/29	34,952,	36,975

8.00%, 04/01/32	5,596	6,219

		72,278

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

	Principal Amount		Value

Government National Mortgage Association (GNMA)–0.08%

Pass Through Ctfs., 7.50%, 06/15/23		$4,699	$5,197

8.50%, 11/15/24		1,354	1,363

7.00%, 07/15/31 to 08/15/31		1,539	1,775

6.50%, 11/15/31 to 03/15/32		3,933	4,443

6.00%, 11/15/32		1,665	1,891

			14,669

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $128,147)			136,544

Non-U.S. Dollar Denominated Bonds & Notes–0.06%(h)

Casinos & Gaming–0.06%

Great Canadian Gaming Corp., (Canada) Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22 (Cost $12,609)(b)	CAD	12,000	11,617

	Shares

Common Stocks & Other Equity Interests–0.02%

Broadcasting–0.01%

Adelphia Communications Corp. (i)		900	702

Adelphia Recovery Trust -Series ACC-1 (i)		87,412	525

			1,227

Paper Products–0.01%

NewPage Holdings Inc. (Acquired 07/21/11-08/29/11; Cost $6,004)(b)(j)		28	2,352

Total Common Stocks & Other Equity Interests (Cost $28,185)			3,579

Money Market Funds–2.47%

Liquid Assets Portfolio –Institutional Class (k)		240,292	240,292

Premier Portfolio –Institutional Class (k)		240,293	240,293

Total Money Market Funds (Cost $480,585)			480,585

TOTAL INVESTMENTS–97.27% (Cost $18,128,374)			18,949,140

OTHER ASSETS LESS LIABILITIES–2.73%			531,569

NET ASSETS–100.00%			$19,480,709

Investment Abbreviations:

CAD	—Canadian Dollar
Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $4,143,512, which represented 21.27% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2014.

(d)	Perpetual bond with no specified maturity date.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2014 was $41,599, which represented less than 1% of the Fund’s Net Assets.

(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(j)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco V.I. Diversified Income Fund

A.	Security Valuations – (continued)

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Invesco V.I. Diversified Income Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Diversified Income Fund

H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Invesco V.I. Diversified Income Fund

I.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
J.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$679,244	$53,898	$--	$733,142

U.S. Treasury Securities	--	1,360,140	--	1,360,140

Corporate Debt Securities	--	16,411,239	0	16,411,239

U.S. Government Sponsored Securities	--	136,544	--	136,544

Asset-Backed Securities	--	142,714	--	142,714

Municipal Obligations	--	153,744	--	153,744

Foreign Debt Securities	--	11,617	--	11,617

	679,244	18,269,896	0	18,949,140

Futures*	(9,494)	--	--	(9,494)

Swap Agreements*	--	(16,782)	--	(16,782)

Total Investments	$669,750	$18,253,114	$0	$18,922,864

* Unrealized appreciation (depreciation).

Invesco V.I. Diversified Income Fund

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)

U.S. Treasury 5 Year Notes	Long	3	June-2014	$356,859	$(1,287)

U.S. Treasury Long Bonds	Long	5	June-2014	666,094	2,989

U.S. Ultra Bond	Short	4	June-2014	(577,875)	(11,196)

Total Futures Contracts – Interest Rate Risk					$(9,494)

Open Credit Default Swap Agreements at Period-End

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)

Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.50%	$(250,000)	$12,768	$(16,782)

Total Credit Default Swap Agreements – Credit Risk

(a)	Implied credit spreads represent the current level as of March 31, 2014 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $5,639,397 and $7,702,057, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $6,504,318 and $6,017,590, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$997,001

Aggregate unrealized (depreciation) of investment securities	(182,887)

Net unrealized appreciation of investment securities	$814,114

Cost of investments for tax purposes is $18,135,026.

Invesco V.I. Diversified Income Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us MS-VIEWSP-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.33%

Advertising–0.39%

Interpublic Group of Cos., Inc. (The)	8,562	$146,753

Omnicom Group Inc.	2,019	146,579

		293,332

Aerospace & Defense–2.18%

Boeing Co. (The)	1,188	149,082

General Dynamics Corp.	1,359	148,022

Honeywell International Inc.	1,590	147,489

L-3 Communications Holdings, Inc.	1,269	149,932

Lockheed Martin Corp.	901	147,079

Northrop Grumman Corp.	1,205	148,673

Precision Castparts Corp.	580	146,601

Raytheon Co.	1,462	144,431

Rockwell Collins, Inc.	1,836	146,274

Textron Inc.	3,878	152,367

United Technologies Corp.	1,299	151,775

		1,631,725

Agricultural & Farm Machinery–0.20%

Deere & Co.	1,678	152,362

Agricultural Products–0.20%
Archer-Daniels-Midland Co.	3,445	149,479

Air Freight & Logistics–0.79%

C.H. Robinson Worldwide, Inc.	2,862	149,940

Expeditors International of Washington, Inc. 3,755		148,811

FedEx Corp.	1,070	141,839

United Parcel Service, Inc. -Class B	1,520	148,018

		588,608

Airlines–0.39%

Delta Air Lines, Inc.	4,291	148,683

Southwest Airlines Co.	6,121	144,517

		293,200

Aluminum–0.21%

Alcoa Inc.	12,366	159,150

Apparel Retail–0.97%

Gap, Inc. (The)	3,478	139,329

L Brands, Inc.	2,571	145,955

Ross Stores, Inc.	2,014	144,102

TJX Cos., Inc. (The)	2,386	144,711

Urban Outfitters, Inc. (b)	4,118	150,183

		724,280

Apparel, Accessories & Luxury Goods–1.19%

Coach, Inc.	2,981	148,036

Fossil Group, Inc. (b)	1,301	151,710

Michael Kors Holdings Ltd. (b)	1,491	139,066

PVH Corp.	1,272	158,707

	Shares	Value

Apparel, Accessories & Luxury Goods–(continued)

Ralph Lauren Corp.	914	$147,090

VF Corp.	2,411	149,193

		893,802

Application Software–0.95%

Adobe Systems Inc. (b)	2,179	143,247

Autodesk, Inc. (b)	2,910	143,114

Citrix Systems, Inc. (b)	2,448	140,589

Intuit Inc.	1,831	142,324

Salesforce.com, Inc. (b)	2,517	143,695

		712,969

Asset Management & Custody Banks–1.86%

Ameriprise Financial, Inc.	1,351	148,705

Bank of New York Mellon Corp. (The)	4,419	155,946

BlackRock, Inc.	494	155,353

Franklin Resources, Inc.	2,863	155,117

Invesco Ltd. (c)	4,240	156,880

Legg Mason, Inc.	3,235	158,644

Northern Trust Corp.	2,359	154,656

State Street Corp.	2,261	157,253

T. Rowe Price Group Inc.	1,822	150,042

		1,392,596

Auto Parts & Equipment–0.60%

BorgWarner, Inc.	2,395	147,221

Delphi Automotive PLC (United Kingdom) 2,253		152,889

Johnson Controls, Inc.	3,195	151,187

		451,297

Automobile Manufacturers–0.40%

Ford Motor Co.	9,709	151,460

General Motors Co.	4,295	147,834

		299,294

Automotive Retail–0.78%

AutoNation, Inc. (b)	2,759	146,862

AutoZone, Inc. (b)	274	147,165

CarMax, Inc. (b)	3,100	145,080

O’Reilly Automotive, Inc. (b)	990	146,906

		586,013

Biotechnology–1.27%

Alexion Pharmaceuticals, Inc. (b)	834	126,876

Amgen Inc.	1,194	147,268

Biogen Idec Inc. (b)	440	134,583

Celgene Corp. (b)	979	136,668

Gilead Sciences, Inc. (b)	1,946	137,894

Regeneron Pharmaceuticals, Inc. (b)	444	133,324

Vertex Pharmaceuticals Inc. (b)	1,868	132,105

		948,718

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Brewers–0.20%

Molson Coors Brewing Co. -Class B	2,541	$149,563

Broadcasting–0.57%

CBS Corp. -Class B	2,239	138,370

Discovery Communications, Inc. -Class A (b) 1,759		145,469

Scripps Networks Interactive Inc. -Class A 1,858		141,041

		424,880

Building Products–0.38%

Allegion PLC	2,746	143,259

Masco Corp.	6,433	142,877

		286,136

Cable & Satellite–0.78%

Cablevision Systems Corp. -Class A	8,622	145,453

Comcast Corp. -Class A	2,890	144,558

DIRECTV (b)	1,903	145,428

Time Warner Cable Inc.	1,057	144,999

		580,438

Casinos & Gaming–0.37%

International Game Technology	9,781	137,521

Wynn Resorts Ltd.	637	141,509

		279,030

Coal & Consumable Fuels–0.41%

CONSOL Energy Inc.	3,793	151,530

Peabody Energy Corp.	9,458	154,544

		306,074

Commodity Chemicals–0.20%

LyondellBasell Industries N.V. -Class A	1,645	146,306

Communications Equipment–1.20%

Cisco Systems, Inc.	6,867	153,889

F5 Networks, Inc. (b)	1,361	145,123

Harris Corp.	2,017	147,564

Juniper Networks, Inc. (b)	5,714	147,193

Motorola Solutions, Inc.	2,299	147,803

QUALCOMM, Inc.	1,959	154,487

		896,059

Computer & Electronics Retail–0.41%

Best Buy Co., Inc.	5,696	150,431

GameStop Corp. -Class A	3,755	154,331

		304,762

Construction & Engineering–0.61%

Fluor Corp.	1,969	153,050

Jacobs Engineering Group, Inc. (b)	2,339	148,527

Quanta Services, Inc. (b)	4,142	152,840

		454,417

Construction Machinery & Heavy Trucks–0.82%

Caterpillar Inc.	1,534	152,434

Cummins Inc.	1,050	156,439

Joy Global Inc.	2,626	152,308

	Shares	Value

Construction Machinery & Heavy Trucks–(continued)

PACCAR Inc.	2,252	$151,875

		613,056

Construction Materials–0.20%

Vulcan Materials Co.	2,210	146,855

Consumer Electronics–0.41%

Garmin Ltd.	2,805	155,004

Harman International Industries, Inc.	1,400	148,960

		303,964

Consumer Finance–0.80%

American Express Co.	1,623	146,119

Capital One Financial Corp.	2,028	156,481

Discover Financial Services	2,560	148,966

SLM Corp.	5,988	146,586

		598,152

Data Processing & Outsourced Services–2.16%

Alliance Data Systems Corp. (b)	525	143,036

Automatic Data Processing, Inc.	1,887	145,790

Computer Sciences Corp.	2,371	144,204

Fidelity National Information Services, Inc. 2,775		148,324

Fiserv, Inc. (b)	2,557	144,956

MasterCard, Inc. -Class A	1,918	143,275

Paychex, Inc.	3,500	149,100

Total System Services, Inc.	4,852	147,549

Visa Inc. -Class A	662	142,899

Western Union Co. (The)	9,191	150,365

Xerox Corp.	13,813	156,087

		1,615,585

Department Stores–0.60%

Kohl’s Corp.	2,670	151,656

Macy’s, Inc.	2,499	148,166

Nordstrom, Inc.	2,387	149,068

		448,890

Distillers & Vintners–0.60%

Beam Inc.	1,759	146,525

Brown-Forman Corp. -Class B	1,679	150,589

Constellation Brands, Inc. -Class A (b)	1,773	150,652

		447,766

Distributors–0.20%

Genuine Parts Co.	1,713	148,774

Diversified Banks–1.22%

Bank of America Corp.	8,715	149,898

Citigroup Inc.	3,122	148,607

Comerica Inc.	3,012	156,021

JPMorgan Chase & Co.	2,577	156,450

U.S. Bancorp	3,524	151,039

Wells Fargo & Co.	3,077	153,050

		915,065

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Diversified Chemicals–0.79%

Dow Chemical Co. (The)	3,009	$146,207

E. I. du Pont de Nemours and Co.	2,226	149,365

Eastman Chemical Co.	1,748	150,695

FMC Corp.	1,852	141,789

		588,056

Diversified Metals & Mining–0.21%

Freeport-McMoRan Copper & Gold Inc.	4,713	155,859

Diversified REIT’s–0.20%

Vornado Realty Trust	1,500	147,840

Diversified Support Services–0.39%

Cintas Corp.	2,465	146,939

Iron Mountain Inc.	5,339	147,196

		294,135

Drug Retail–0.39%

CVS Caremark Corp.	2,012	150,618

Walgreen Co.	2,183	144,144

		294,762

Education Services–0.19%

Graham Holdings Co. -Class B	203	142,861

Electric Utilities–2.62%

American Electric Power Co., Inc.	2,921	147,978

Duke Energy Corp.	2,071	147,497

Edison International	2,812	159,187

Entergy Corp.	2,270	151,749

Exelon Corp.	4,778	160,350

FirstEnergy Corp.	4,662	158,648

NextEra Energy, Inc.	1,552	148,402

Northeast Utilities	3,261	148,376

Pepco Holdings, Inc.	7,233	148,132

Pinnacle West Capital Corp.	2,659	145,341

PPL Corp.	4,467	148,036

Southern Co. (The)	3,364	147,814

Xcel Energy, Inc.	4,797	145,637

		1,957,147

Electrical Components & Equipment–1.00%

AMETEK, Inc.	2,782	143,245

Eaton Corp. PLC	2,059	154,672

Emerson Electric Co.	2,340	156,312

Rockwell Automation, Inc.	1,219	151,827

Roper Industries, Inc.	1,091	145,659

		751,715

Electronic Components–0.41%

Amphenol Corp. -Class A	1,617	148,198

Corning Inc.	7,759	161,542

		309,740

Electronic Equipment & Instruments–0.21%

FLIR Systems, Inc.	4,290	154,440

Electronic Manufacturing Services–0.41%

Jabil Circuit, Inc.	8,258	148,644

	Shares	Value

Electronic Manufacturing Services–(continued)

TE Connectivity Ltd. (Switzerland)	2,568	$154,619

		303,263

Environmental & Facilities Services–0.60%

Republic Services, Inc.	4,392	150,031

Stericycle, Inc. (b)	1,271	144,411

Waste Management, Inc.	3,587	150,905

		445,347

Fertilizers & Agricultural Chemicals–0.60%

CF Industries Holdings, Inc.	580	151,171

Monsanto Co.	1,292	146,991

Mosaic Co. (The)	3,056	152,800

		450,962

Food Distributors–0.20%

Sysco Corp.	4,074	147,194

Food Retail–0.57%

Kroger Co. (The)	3,333	145,486

Safeway Inc.	3,813	140,852

Whole Foods Market, Inc.	2,714	137,627

		423,965

Footwear–0.18%

NIKE, Inc. -Class B	1,868	137,971

Gas Utilities–0.20%

AGL Resources Inc.	2,990	146,390

General Merchandise Stores–0.77%

Dollar General Corp. (b)	2,560	142,029

Dollar Tree, Inc. (b)	2,715	141,669

Family Dollar Stores, Inc.	2,428	140,848

Target Corp.	2,466	149,217

		573,763

Gold–0.18%

Newmont Mining Corp.	5,592	131,077

Health Care Distributors–0.77%

AmerisourceBergen Corp.	2,166	142,068

Cardinal Health, Inc.	2,015	141,010

McKesson Corp.	809	142,845

Patterson Cos. Inc.	3,557	148,540

		574,463

Health Care Equipment–2.81%

Abbott Laboratories	3,756	144,644

Baxter International Inc.	2,202	162,023

Becton, Dickinson and Co.	1,268	148,457

Boston Scientific Corp. (b)	11,253	152,141

C.R. Bard, Inc.	1,009	149,312

CareFusion Corp. (b)	3,637	146,280

Covidien PLC	2,083	153,434

Edwards Lifesciences Corp. (b)	2,029	150,491

Intuitive Surgical, Inc. (b)	345	151,106

Medtronic, Inc.	2,486	152,988

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Health Care Equipment–(continued)

St. Jude Medical, Inc.	2,240	$146,474

Stryker Corp.	1,823	148,520

Varian Medical Systems, Inc. (b)	1,737	145,891

Zimmer Holdings, Inc.	1,554	146,977

		2,098,738

Health Care Facilities–0.21%

Tenet Healthcare Corp. (b)	3,678	157,455

Health Care REIT’s–0.60%

HCP, Inc.	3,940	152,833

Health Care REIT, Inc.	2,477	147,629

Ventas, Inc.	2,409	145,913

		446,375

Health Care Services–0.80%

DaVita HealthCare Partners Inc. (b)	2,146	147,752

Express Scripts Holding Co. (b)	1,891	141,995

Laboratory Corp. of America Holdings (b)	1,530	150,261

Quest Diagnostics Inc.	2,731	158,180

		598,188

Health Care Supplies–0.20%

DENTSPLY International Inc.	3,263	150,229

Health Care Technology–0.19%

Cerner Corp. (b)	2,465	138,656

Home Entertainment Software–0.19%

Electronic Arts Inc. (b)	4,946	143,484

Home Furnishings–0.39%

Leggett & Platt, Inc.	4,652	151,841

Mohawk Industries, Inc. (b)	1,049	142,643

		294,484

Home Improvement Retail–0.39%

Home Depot, Inc. (The)	1,843	145,836

Lowe’s Cos., Inc.	2,982	145,820

		291,656

Homebuilding–0.58%

D.R. Horton, Inc.	6,643	143,821

Lennar Corp. -Class A	3,657	144,890

PulteGroup Inc.	7,676	147,303

		436,014

Homefurnishing Retail–0.20%

Bed Bath & Beyond Inc. (b)	2,143	147,438

Hotel and Resort REIT’s–0.19%

Host Hotels & Resorts Inc.	7,180	145,323

Hotels, Resorts & Cruise Lines–0.79%

Carnival Corp.	3,810	144,246

Marriott International Inc. -Class A	2,717	152,206

Starwood Hotels & Resorts Worldwide, Inc.	1,873	149,091

	Shares	Value

Hotels, Resorts & Cruise Lines–(continued)

Wyndham Worldwide Corp.	2,029	$148,584

		594,127

Household Appliances–0.21%

Whirlpool Corp.	1,030	153,944

Household Products–0.79%

Clorox Co. (The)	1,675	147,417

Colgate-Palmolive Co.	2,293	148,747

Kimberly-Clark Corp.	1,336	147,294

Procter & Gamble Co. (The)	1,852	149,271

		592,729

Housewares & Specialties–0.20%

Newell Rubbermaid Inc.	4,993	149,291

Human Resource & Employment Services–0.20%

Robert Half International, Inc.	3,534	148,251

Hypermarkets & Super Centers–0.39%

Costco Wholesale Corp.	1,289	143,955

Wal-Mart Stores, Inc.	1,971	150,644

		294,599

Independent Power Producers & Energy Traders–0.41%

AES Corp. (The)	10,602	151,396

NRG Energy, Inc.	4,872	154,930

		306,326

Industrial Conglomerates–0.61%

3M Co.	1,127	152,889

Danaher Corp.	1,984	148,800

General Electric Co. (d)	5,831	150,964

		452,653

Industrial Gases–0.58%

Air Products and Chemicals, Inc.	1,221	145,348

Airgas, Inc.	1,379	146,877

Praxair, Inc.	1,110	145,377

		437,602

Industrial Machinery–2.00%

Dover Corp.	1,833	149,848

Flowserve Corp.	1,920	150,413

Illinois Tool Works Inc.	1,822	148,183

Ingersoll-Rand PLC	2,573	147,279

Pall Corp.	1,702	152,278

Parker Hannifin Corp.	1,259	150,715

Pentair Ltd.	1,885	149,556

Snap-on Inc.	1,317	149,453

Stanley Black & Decker Inc.	1,852	150,456

Xylem, Inc.	3,979	144,915

		1,493,096

Industrial REIT’s–0.20%

Prologis, Inc.	3,642	148,703

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Insurance Brokers–0.39%

Aon PLC (United Kingdom)	1,754	$147,827

Marsh & McLennan Cos., Inc.	2,981	146,963

		294,790

Integrated Oil & Gas–1.01%

Chevron Corp.	1,282	152,443

Exxon Mobil Corp.	1,565	152,869

Hess Corp.	1,822	151,007

Murphy Oil Corp.	2,429	152,687

Occidental Petroleum Corp.	1,524	145,222

		754,228

Integrated Telecommunication Services–1.04%

AT&T Inc.	4,506	158,026

CenturyLink Inc.	4,781	157,008

Frontier Communications Corp.	29,343	167,255

Verizon Communications Inc.	3,176	151,082

Windstream Holdings Inc.	17,726	146,062

		779,433

Internet Retail–0.88%

Amazon.com, Inc. (b)	391	131,579

Expedia, Inc.	1,932	140,070

Netflix Inc. (b)	344	121,098

Priceline.com Inc. (b)	115	137,067

TripAdvisor Inc. (b)	1,421	128,729

		658,543

Internet Software & Services–1.12%

Akamai Technologies, Inc. (b)	2,459	143,138

eBay Inc. (b)	2,580	142,519

Facebook Inc. -Class A (b)	2,162	130,239

Google Inc. -Class A (b)	124	138,199

VeriSign, Inc. (b)	2,669	143,886

Yahoo! Inc. (b)	3,894	139,795

		837,776

Investment Banking & Brokerage–0.79%

Charles Schwab Corp. (The)	5,606	153,212

E*TRADE Financial Corp. (b)	6,233	143,484

Goldman Sachs Group, Inc. (The)	885	145,007

Morgan Stanley	4,707	146,717

		588,420

IT Consulting & Other Services–0.81%

Accenture PLC -Class A	1,798	143,337

Cognizant Technology Solutions Corp. -Class A (b)	2,913	147,427

International Business Machines Corp.	803	154,569

Teradata Corp. (b)	3,275	161,097

		606,430

Leisure Products–0.41%

Hasbro, Inc.	2,684	149,284

Mattel, Inc.	3,927	157,512

		306,796

	Shares	Value

Life & Health Insurance–1.38%

Aflac, Inc.	2,283	$143,920

Lincoln National Corp.	2,904	147,146

MetLife, Inc.	2,831	149,477

Principal Financial Group, Inc.	3,226	148,364

Prudential Financial, Inc.	1,747	147,883

Torchmark Corp.	1,876	147,641

Unum Group	4,200	148,302

		1,032,733

Life Sciences Tools & Services–0.77%

Agilent Technologies, Inc.	2,640	147,629

PerkinElmer, Inc.	3,271	147,391

Thermo Fisher Scientific, Inc.	1,197	143,927

Waters Corp. (b)	1,294	140,283

		579,230

Managed Health Care–1.04%

Aetna Inc.	2,037	152,714

Cigna Corp.	1,912	160,092

Humana Inc.	1,336	150,594

UnitedHealth Group Inc.	1,934	158,568

WellPoint, Inc.	1,567	155,995

		777,963

Metal & Glass Containers–0.40%

Ball Corp.	2,709	148,481

Owens-Illinois, Inc. (b)	4,534	153,385

		301,866

Motorcycle Manufacturers–0.19%

Harley-Davidson, Inc.	2,178	145,077

Movies & Entertainment–0.77%

Time Warner Inc.	2,199	143,661

Twenty-First Century Fox, Inc. -Class A	4,534	144,952

Viacom Inc. -Class B	1,680	142,783

Walt Disney Co. (The)	1,827	146,288

		577,684

Multi-Line Insurance–1.00%

American International Group, Inc.	3,012	150,630

Assurant, Inc.	2,239	145,445

Genworth Financial Inc. -Class A (b)	8,809	156,184

Hartford Financial Services Group, Inc. (The)	4,153	146,476

Loews Corp.	3,329	146,643

		745,378

Multi-Sector Holdings–0.21%

Leucadia National Corp.	5,560	155,680

Multi-Utilities–2.77%

Ameren Corp.	3,558	146,590

CenterPoint Energy, Inc.	6,127	145,149

CMS Energy Corp.	5,083	148,830

Consolidated Edison, Inc.	2,678	143,675

Dominion Resources, Inc.	2,085	148,014

DTE Energy Co.	2,043	151,774

Integrys Energy Group, Inc.	2,535	151,213

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Multi-Utilities– (continued)

NiSource Inc.	4,146	$147,307

PG&E Corp.	3,300	142,560

Public Service Enterprise Group Inc.	3,995	152,369

SCANA Corp.	2,917	149,700

Sempra Energy	1,525	147,559

TECO Energy, Inc.	8,648	148,313

Wisconsin Energy Corp.	3,230	150,357

		2,073,410

Office REIT’s–0.20%

Boston Properties, Inc.	1,308	149,805

Office Services & Supplies–0.20%

Pitney Bowes Inc.	5,799	150,716

Oil & Gas Drilling–1.50%

Diamond Offshore Drilling, Inc.	3,312	161,493

Ensco PLC -Class A	3,027	159,765

Helmerich & Payne, Inc.	1,494	160,695

Nabors Industries Ltd.	6,655	164,046

Noble Corp. PLC	5,034	164,813

Rowan Cos. PLC -Class A (b)	4,617	155,501

Transocean Ltd.	3,769	155,810

		1,122,123

Oil & Gas Equipment & Services–1.23%

Baker Hughes Inc.	2,369	154,033

Cameron International Corp. (b)	2,364	146,024

FMC Technologies, Inc. (b)	2,851	149,079

Halliburton Co.	2,652	156,176

National Oilwell Varco Inc.	1,962	152,781

Schlumberger Ltd.	1,642	160,095

		918,188

Oil & Gas Exploration & Production–3.24%

Anadarko Petroleum Corp.	1,784	151,212

Apache Corp.	1,847	153,209

Cabot Oil & Gas Corp.	4,311	146,057

Chesapeake Energy Corp.	5,849	149,851

ConocoPhillips	2,198	154,629

Denbury Resources Inc.	9,004	147,665

Devon Energy Corp.	2,333	156,148

EOG Resources, Inc.	786	154,190

EQT Corp.	1,429	138,570

Marathon Oil Corp.	4,426	157,211

Newfield Exploration Co. (b)	5,294	166,020

Noble Energy, Inc.	2,197	156,075

Pioneer Natural Resources Co.	785	146,905

QEP Resources Inc.	5,146	151,498

Range Resources Corp.	1,668	138,394

Southwestern Energy Co. (b)	3,321	152,799

		2,420,433

Oil & Gas Refining & Marketing–0.75%

Marathon Petroleum Corp.	1,557	135,521

Phillips 66	1,859	143,255

Tesoro Corp.	2,751	139,173

	Shares	Value

Oil & Gas Refining & Marketing– (continued)

Valero Energy Corp.	2,699	$143,317

		561,266

Oil & Gas Storage & Transportation–0.79%

Kinder Morgan Inc.	4,618	150,039

ONEOK, Inc.	2,489	147,473

Spectra Energy Corp.	4,002	147,834

Williams Cos., Inc. (The)	3,535	143,450

		588,796

Packaged Foods & Meats–2.60%

Campbell Soup Co.	3,310	148,553

ConAgra Foods, Inc.	4,976	154,405

General Mills, Inc.	2,941	152,403

Hershey Co. (The)	1,378	143,863

Hormel Foods Corp.	3,106	153,033

JM Smucker Co. (The)	1,521	147,902

Kellogg Co.	2,404	150,755

Keurig Green Mountain Inc.	1,292	136,422

Kraft Foods Group, Inc.	2,641	148,160

McCormick & Co., Inc.	2,164	155,245

Mead Johnson Nutrition Co.	1,780	147,989

Mondelez International Inc. -Class A	4,274	147,667

Tyson Foods, Inc. -Class A	3,529	155,311

		1,941,708

Paper Packaging–0.80%

Avery Dennison Corp.	2,900	146,943

Bemis Co., Inc.	3,807	149,387

MeadWestvaco Corp.	4,022	151,388

Sealed Air Corp.	4,562	149,953

		597,671

Paper Products–0.19%

International Paper Co.	3,173	145,577

Personal Products–0.38%

Avon Products, Inc.	9,920	145,229

Estee Lauder Cos. Inc. (The) -Class A	2,112	141,250

		286,479

Pharmaceuticals–2.51%

AbbVie Inc.	2,858	146,901

Actavis PLC (b)	682	140,390

Allergan, Inc.	1,140	141,474

Bristol-Myers Squibb Co.	2,711	140,836

Eli Lilly and Co.	2,486	146,326

Forest Laboratories, Inc. (b)	1,532	141,358

Hospira, Inc. (b)	3,485	150,726

Johnson & Johnson	1,576	154,811

Merck & Co., Inc.	2,628	149,192

Mylan Inc. (b)	2,781	135,796

Perrigo Co. PLC	884	136,719

Pfizer Inc.	4,696	150,836

Zoetis Inc.	4,976	144,005

		1,879,370

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Property & Casualty Insurance–1.61%

ACE Ltd.	1,499	$148,491

Allstate Corp. (The)	2,655	150,220

Berkshire Hathaway Inc. -Class B (b)	1,194	149,214

Chubb Corp. (The)	1,699	151,721

Cincinnati Financial Corp.	3,095	150,603

Progressive Corp. (The)	6,178	149,631

Travelers Cos., Inc. (The)	1,770	150,627

XL Group PLC	4,885	152,656

		1,203,163

Publishing–0.39%

Gannett Co., Inc.	5,236	144,514

News Corp. -Class A (b)	8,400	144,648

		289,162

Railroads–0.81%

CSX Corp.	5,158	149,427

Kansas City Southern	1,515	154,621

Norfolk Southern Corp.	1,548	150,419

Union Pacific Corp.	790	148,252

		602,719

Real Estate Services–0.20%

CBRE Group, Inc. -Class A (b)	5,376	147,464

Regional Banks–1.82%

BB&T Corp.	3,805	152,847

Fifth Third Bancorp	6,554	150,414

Huntington Bancshares Inc.	15,300	152,541

KeyCorp	10,651	151,670

M&T Bank Corp.	1,246	151,140

PNC Financial Services Group, Inc. (The)	1,766	153,642

Regions Financial Corp.	13,774	153,029

SunTrust Banks, Inc.	3,790	150,804

Zions Bancorp.	4,670	144,677

		1,360,764

Research & Consulting Services–0.58%

Dun & Bradstreet Corp. (The)	1,490	148,032

Equifax Inc.	2,061	140,210

Nielsen Holdings N.V.	3,337	148,930

		437,172

Residential REIT’s–0.59%

Apartment Investment & Management Co. -Class A 4,812		145,419

AvalonBay Communities, Inc.	1,127	147,997

Equity Residential	2,521	146,193

		439,609

Restaurants–0.98%

Chipotle Mexican Grill, Inc. (b)	254	144,285

Darden Restaurants, Inc.	2,974	150,960

McDonald’s Corp.	1,499	146,947

Starbucks Corp.	1,971	144,632

Yum! Brands, Inc.	1,950	147,010

		733,834

	Shares	Value

Retail REIT’s–0.79%

General Growth Properties, Inc.	6,595	$145,090

Kimco Realty Corp.	6,691	146,399

Macerich Co. (The)	2,441	152,148

Simon Property Group, Inc.	908	148,912

		592,549

Security & Alarm Services–0.40%

ADT Corp. (The)	5,213	156,130

Tyco International Ltd.	3,413	144,711

		300,841

Semiconductor Equipment–0.62%

Applied Materials, Inc.	7,821	159,705

KLA-Tencor Corp.	2,189	151,347

Lam Research Corp. (b)	2,783	153,065

		464,117

Semiconductors–2.48%

Altera Corp.	4,149	150,360

Analog Devices, Inc.	2,922	155,275

Broadcom Corp. -Class A	4,890	153,937

First Solar, Inc. (b)	2,709	189,061

Intel Corp.	5,976	154,241

Linear Technology Corp.	3,151	153,422

LSI Corp.	13,202	146,146

Microchip Technology Inc. (b)	3,177	151,733

Micron Technology, Inc. (b)	6,124	144,894

NVIDIA Corp.	8,216	147,149

Texas Instruments Inc.	3,313	156,208

Xilinx, Inc.	2,820	153,041

		1,855,467

Soft Drinks–1.00%

Coca-Cola Co. (The)	3,836	148,300

Coca-Cola Enterprises, Inc.	3,148	150,349

Dr Pepper Snapple Group, Inc.	2,794	152,161

Monster Beverage Corp. (b)	2,089	145,081

PepsiCo, Inc.	1,806	150,801

		746,692

Specialized Consumer Services–0.20%

H&R Block, Inc.	4,984	150,467

Specialized Finance–0.94%

CME Group Inc. -Class A	1,943	143,801

IntercontinentalExchange Group, Inc.	714	141,251

McGraw Hill Financial, Inc.	1,839	140,316

Moody’s Corp.	1,813	143,807

NASDAQ OMX Group, Inc. (The)	3,722	137,491

		706,666

Specialized REIT’s–0.78%

American Tower Corp.	1,820	149,004

Plum Creek Timber Co., Inc.	3,497	147,014

Public Storage	870	146,586

Weyerhaeuser Co.	4,903	143,903

		586,507

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

	Shares	Value

Specialty Chemicals–0.97%

Ecolab Inc.	1,354	$146,218

International Flavors & Fragrances Inc.	1,576	150,776

PPG Industries, Inc.	752	145,482

Sherwin-Williams Co. (The)	724	142,722

Sigma-Aldrich Corp.	1,539	143,712

		728,910

Specialty Stores–0.77%

PetSmart, Inc.	2,162	148,940

Staples, Inc.	12,957	146,932

Tiffany & Co.	1,592	137,151

Tractor Supply Co.	2,060	145,498

		578,521

Steel–0.86%

Allegheny Technologies, Inc.	4,273	161,006

Cliffs Natural Resources Inc.	7,966	162,984

Nucor Corp.	3,018	152,530

United States Steel Corp.	6,088	168,090

		644,610

Systems Software–0.99%

CA, Inc.	4,650	144,011

Microsoft Corp.	3,890	159,451

Oracle Corp.	3,894	159,304

Red Hat, Inc. (b)	2,540	134,569

Symantec Corp.	7,262	145,022

		742,357

Technology Hardware, Storage & Peripherals–1.46%

Apple Inc.	278	149,214

EMC Corp.	5,432	148,891

Hewlett-Packard Co.	5,036	162,965

NetApp, Inc.	4,003	147,711

SanDisk Corp.	1,997	162,136

Seagate Technology PLC	2,919	163,931

Western Digital Corp.	1,721	158,022

		1,092,870

Thrifts & Mortgage Finance–0.40%

Hudson City Bancorp, Inc.	15,316	150,556

People’s United Financial Inc.	10,161	151,094

		301,650

Tires & Rubber–0.19%

Goodyear Tire & Rubber Co. (The)	5,364	140,161

Tobacco–0.80%

Altria Group, Inc.	4,029	150,805

Lorillard, Inc.	2,823	152,668

Philip Morris International Inc.	1,831	149,904

Reynolds American Inc.	2,694	143,914

		597,291

Trading Companies & Distributors–0.40%

Fastenal Co.	3,005	148,206

W.W. Grainger, Inc.	592	149,575

		297,781

	Shares	Value

Trucking–0.20%

Ryder System, Inc.	1,894	$151,369

Wireless Telecommunication Services–0.19%

Crown Castle International Corp.	1,953	144,092

Total Common Stocks & Other Equity Interests (Cost $28,692,355)		74,307,282

Money Market Funds–0.76%

Liquid Assets Portfolio –Institutional Class (e) 284,940		284,940

Premier Portfolio –Institutional Class (e)	284,939	284,939

Total Money Market Funds (Cost $569,879)		569,879

TOTAL INVESTMENTS–100.09% (Cost $29,262,234)		74,877,161

OTHER ASSETS LESS LIABILITIES–(0.09)%		(70,736)

NET ASSETS–100.00%		$74,806,425

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Equally-Weighted S&P 500 Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$74,877,161	$--	$--	$74,877,161

Futures*	335	--	--	335

Total Investments	$74,877,496	$--	$--	$74,877,496

* Unrealized appreciation.

NOTE 3 -- Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 03/31/14	Dividend Income

Invesco Ltd.	$153,863	$7,988	$(7,175)	$(647)	$2,851	$156,880	$921

NOTE 4 -- Derivative Investments

Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation

E-Mini S&P 500 Index	Long	6	June-2014	$559,380	$335

Invesco V.I. Equally-Weighted S&P 500 Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $3,101,654 and $6,836,757, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,520,436

Aggregate unrealized (depreciation) of investment securities	(167,757)

Net unrealized appreciation of investment securities	$44,352,679

Cost of investments for tax purposes is $30,524,482.

Invesco V.I. Equally-Weighted S&P 500 Fund

Invesco V.I. Equity and Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014
invesco.com/us VK-VIEQI-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–63.02%

Aerospace & Defense–0.59%

General Dynamics Corp.	72,310	$7,876,005

Agricultural Products–0.75%

Archer-Daniels-Midland Co.	230,439	9,998,748

Apparel Retail–0.64%

Abercrombie & Fitch Co. -Class A	220,330	8,482,705

Application Software–1.26%

Adobe Systems Inc. (b)	254,319	16,718,931

Asset Management & Custody Banks–1.30%

Northern Trust Corp.	135,647	8,893,017

State Street Corp.	119,709	8,325,761

		17,218,778

Automobile Manufacturers–0.82%

General Motors Co.	317,257	10,919,986

Biotechnology–1.00%

Amgen Inc.	108,087	13,331,451

Building Products–0.18%

Allegion PLC	46,012	2,400,446

Cable & Satellite–2.24%

Comcast Corp. -Class A	327,124	16,362,742

Time Warner Cable Inc.	97,716	13,404,681

		29,767,423

Construction Machinery & Heavy Trucks–0.82%

Caterpillar Inc.	109,300	10,861,141

Consumer Finance–0.16%

Santander Consumer USA Holdings Inc. (b)	90,291	2,174,207

Diversified Banks–4.96%

Bank of America Corp.	492,500	8,471,000

Comerica Inc.	175,156	9,073,081

JPMorgan Chase & Co.	618,084	37,523,880

Wells Fargo & Co.	213,973	10,643,017

		65,710,978

Diversified Chemicals–0.87%

Dow Chemical Co. (The)	238,869	11,606,645

Diversified Metals & Mining–0.43%

Freeport-McMoRan Copper & Gold Inc.	174,245	5,762,282

	Shares	Value

Electric Utilities–1.30%

Edison International	75,085	$4,250,562

Pepco Holdings, Inc.	317,263	6,497,546

Pinnacle West Capital Corp.	119,617	6,538,265

		17,286,373

Electronic Components–0.83%

Corning Inc.	530,460	11,044,177

Food Distributors–0.34%

Sysco Corp.	125,925	4,549,670

Health Care Equipment–0.99%

Medtronic, Inc.	212,515	13,078,173

Hotels, Resorts & Cruise Lines–0.92%

Carnival Corp.	323,637	12,252,897

Household Products–0.98%

Procter & Gamble Co. (The)	161,110	12,985,466

Industrial Conglomerates–1.39%

General Electric Co.	712,292	18,441,240

Industrial Machinery–0.47%

Ingersoll-Rand PLC	109,149	6,247,689

Insurance Brokers–2.20%

Aon PLC (United Kingdom)	92,075	7,760,081

Marsh & McLennan Cos., Inc.	324,518	15,998,737

Willis Group Holdings PLC	124,460	5,492,420

		29,251,238

Integrated Oil & Gas–3.09%

Occidental Petroleum Corp.	101,479	9,669,934

Royal Dutch Shell PLC -Class A (United Kingdom)	469,516	17,150,646

Total S.A. (France)	215,959	14,183,661

		41,004,241

Integrated Telecommunication Services–1.06%

Koninklijke (Royal) KPN N.V. (Netherlands)(b)	370,033	1,309,353

Orange S.A. (France)	106,977	1,581,902

Telecom Italia S.p.A. (Italy)	991,588	1,169,306

Telefonica S.A. (Spain)	98,660	1,562,154

Verizon Communications Inc.	176,897	8,414,990

		14,037,705

Internet Software & Services–1.51%

eBay Inc. (b)	362,029	19,998,482

Investment Banking & Brokerage–2.98%

Charles Schwab Corp. (The)	494,536	13,515,669

Goldman Sachs Group, Inc. (The)	44,490	7,289,687

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Morgan Stanley	599,507	$18,686,633

		39,491,989

IT Consulting & Other Services–0.64%

Amdocs Ltd.	182,497	8,478,811

Managed Health Care–1.96%

Cigna Corp.	81,396	6,815,287

UnitedHealth Group Inc.	106,603	8,740,380

WellPoint, Inc.	104,923	10,445,085

		26,000,752

Movies & Entertainment–1.82%

Time Warner Inc.	75,451	4,929,214

Viacom Inc. -Class B	225,757	19,187,087

		24,116,301

Multi-Utilities–0.43%

PG&E Corp.	131,814	5,694,365

Oil & Gas Equipment & Services–1.32%

Baker Hughes Inc.	197,629	12,849,838

Halliburton Co.	78,416	4,617,918

		17,467,756

Oil & Gas Exploration & Production–2.13%

Anadarko Petroleum Corp.	98,910	8,383,612

Apache Corp.	109,106	9,050,343

Canadian Natural Resources Ltd. (Canada)	280,968	10,770,482

		28,204,437

Other Diversified Financial Services–2.92%

Citigroup Inc.	670,764	31,928,366

Voya Financial, Inc.	188,703	6,844,258

		38,772,624

Packaged Foods & Meats–1.59%

Mondelez International Inc. -Class A	439,255	15,176,260

Unilever N.V. -New York Shares (Netherlands)	144,411	5,938,181

		21,114,441

Personal Products–1.16%

Avon Products, Inc.	1,049,521	15,364,987

Pharmaceuticals–4.39%

Bristol-Myers Squibb Co.	160,779	8,352,469

Eli Lilly and Co.	152,499	8,976,091

Merck & Co., Inc.	280,254	15,910,020

Novartis AG (Switzerland)	131,284	11,151,291

Novartis AG -ADR (Switzerland)	10,343	879,362

Pfizer Inc.	281,042	9,027,069

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	74,903	3,957,874

		58,254,176

Property & Casualty Insurance–0.39%

Chubb Corp. (The)	57,904	5,170,827

	Shares	Value

Publishing–0.47%

Thomson Reuters Corp.	181,575	$6,208,015

Railroads–0.62%

CSX Corp.	283,140	8,202,566

Regional Banks–2.57%

BB&T Corp.	232,511	9,339,967

Fifth Third Bancorp	330,241	7,579,031

PNC Financial Services Group, Inc. (The)	197,405	17,174,235

		34,093,233

Security & Alarm Services–1.26%

ADT Corp. (The)	197,990	5,929,800

Tyco International Ltd.	254,620	10,795,888

		16,725,688

Semiconductor Equipment–1.35%

Applied Materials, Inc.	879,424	17,957,838

Semiconductors–0.99%

Broadcom Corp. -Class A	121,523	3,825,544

Texas Instruments Inc.	196,700	9,274,405

		13,099,949

Specialized Finance–0.43%

CME Group Inc. -Class A	77,912	5,766,267

Specialty Chemicals–0.47%

PPG Industries, Inc.	32,334	6,255,336

Systems Software–1.46%

Microsoft Corp.	237,318	9,727,665

Symantec Corp.	484,499	9,675,445

		19,403,110

Wireless Telecommunication Services–0.57%

Vodafone Group PLC -ADR (United Kingdom)	205,752	7,573,731

Total Common Stocks & Other Equity Interests (Cost $597,697,288)		836,424,276

	Principal Amount

Bonds and Notes–19.10%

Advertising–0.07%

Interpublic Group of Cos., Inc. (The), Sr. Unsec. Global Notes, 2.25%, 11/15/17	$370,000	374,133

4.20%, 04/15/24	590,000	590,915

		965,048

Aerospace & Defense–0.03%

Precision Castparts Corp., Sr. Unsec. Global Notes, 2.50%, 01/15/23	365,000	341,617

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Agricultural & Farm Machinery–0.09%

Deere & Co., Sr. Unsec. Notes, 2.60%, 06/08/22	$1,275,000	$1,223,180

Agricultural Products–0.02%

Ingredion Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	302,262

Air Freight & Logistics–0.13%

FedEx Corp., Sr. Unsec. Gtd. Bonds, 4.90%, 01/15/34	440,000	455,771

Sr. Unsec. Gtd. Notes, 5.10%, 01/15/44	910,000	951,323

United Parcel Service Inc., Sr. Unsec. Global Notes, 2.45%, 10/01/22	295,000	280,084

		1,687,178

Airlines–0.10%

Continental Airlines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 4.75%, 01/12/21	271,059	293,590

Series 2012-1, Class A, Sr. Sec. Pass Through Ctfs., 4.15%, 04/11/24	497,449	510,818

Delta Air Lines Pass Through Trust, Series 2010-1, Class A, Sr. Sec. Pass Through Ctfs., 6.20%, 07/02/18	177,703	200,028

Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class A, Sec. Gtd. Pass Through Ctfs., 5.00%, 10/23/23(c)	330,000	350,106

		1,354,542

Airport Services–0.04%

Heathrow Funding Ltd. (United Kingdom), Sr. Sec. Notes, 2.50%, 06/25/15(c)	535,000	543,339

Application Software–0.02%

Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	204,460

Automobile Manufacturers–0.17%

Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(c)	320,000	321,644

1.88%, 01/11/18(c)	555,000	554,963

Ford Motor Co., Sr. Unsec. Global Notes, 4.75%, 01/15/43	1,000,000	972,259

Ford Motor Credit Co. LLC., Sr. Unsec. Global Notes, 2.50%, 01/15/16	450,000	462,608

		2,311,474

	Principal Amount	Value

Automotive Retail–0.10%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 4.50%, 12/01/23	$660,000	$680,985

5.75%, 05/01/20	585,000	646,318

		1,327,303

Biotechnology–0.60%

Celgene Corp., Sr. Unsec. Global Notes, 4.00%, 08/15/23	485,000	494,580

Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Bonds, 1.88%, 09/01/20(c)	1,815,000	2,193,881

Sr. Unsec. Conv. Notes, 1.13%, 09/01/18(c)	1,109,000	1,308,620

Gilead Sciences, Inc., Sr. Unsec. Global Bonds, 2.05%, 04/01/19	645,000	640,088

Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	1,059,000	3,296,143

		7,933,312

Brewers–0.08%

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 0.80%, 07/15/15	325,000	326,632

3.63%, 04/15/15	395,000	408,260

FBG Finance Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(c)	325,000	340,488

		1,075,380

Broadcasting–0.34%

Liberty Media Corp., Sr. Unsec. Conv. Notes, 1.38%, 10/15/23(c)	4,827,000	4,540,397

Cable & Satellite–0.34%

Comcast Corp., Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/33	755,000	743,335

5.70%, 05/15/18	445,000	511,997

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	305,000	376,441

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	142,000	146,919

Sr. Unsec. Notes, 4.70%, 12/15/42(c)	440,000	397,603

8.38%, 03/01/39(c)	80,000	105,272

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 03/15/17	225,000	229,979

5.15%, 03/15/42	370,000	352,067

Sr. Unsec. Gtd. Notes, 1.75%, 01/15/18	390,000	385,455

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Cable & Satellite–(continued)

NBC Universal Media LLC, Sr. Unsec. Gtd. Global Notes, 2.10%, 04/01/14	$230,000	$230,000

5.15%, 04/30/20	175,000	198,959

5.95%, 04/01/41	215,000	254,351

Time Warner Cable, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	513,194

		4,445,572

Casinos & Gaming–0.35%

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	3,219,000	4,693,704

Catalog Retail–0.12%

Liberty Interactive LLC, Sr. Unsec. Conv. Global Notes, 0.75%, 03/30/23(c)(d)	1,244,000	1,546,447

Communications Equipment–0.53%

Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 12/15/20(c)	3,177,000	4,511,340

JDS Uniphase Corp., Sr. Unsec. Conv. Notes, 0.63%, 08/15/18(c)(d)	2,083,000	2,194,961

Juniper Networks Inc., Sr. Unsec. Global Notes, 4.50%, 03/15/24	345,000	350,591

		7,056,892

Construction Machinery & Heavy Trucks–0.05%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	499,000	706,709

Construction Materials–0.49%

Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	5,300,000	6,499,125

Consumer Finance–0.07%

SLM Corp., Sr. Unsec. Medium-Term Notes, 3.88%, 09/10/15	920,000	947,937

Data Processing & Outsourced Services–0.04%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/22	490,000	509,321

Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	41,236

		550,557

Distillers & Vintners–0.02%

Brown-Forman Corp., Sr. Unsec. Notes, 2.25%, 01/15/23	310,000	284,286

	Principal Amount	Value

Diversified Banks–1.25%

Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	$155,000	$155,211

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(c)	675,000	688,894

Bank of America Corp., Sr. Unsec. Global Notes, 2.60%, 01/15/19	845,000	849,091

5.75%, 12/01/17	975,000	1,104,408

Sr. Unsec. Medium-Term Notes, 1.25%, 01/11/16	600,000	604,082

4.13%, 01/22/24	375,000	379,738

5.00%, 01/21/44	240,000	245,206

6.88%, 04/25/18	410,000	483,954

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	396,893

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 2.75%, 02/23/15	200,000	204,282

6.75%, 05/22/19	510,000	612,993

Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	293,162

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	405,773

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(c)	565,000	596,227

HBOS PLC (United Kingdom), Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(c)	325,000	368,900

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(c)	565,000	600,139

HSBC Holdings PLC (United Kingdom), Unsec. Sub. Global Notes, 4.25%, 03/14/24	235,000	235,040

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	400,000	432,249

4.50%, 01/24/22	80,000	86,543

Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	706,450

Series S, Jr. Unsec. Sub. Notes, 6.75% (e)	585,000	617,175

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	209,410

Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.30%, 11/27/18	550,000	551,169

Mizuho Financial Group Cayman 3 Ltd. (Japan), Unsec. Gtd. Sub. Bonds, 4.60%, 03/27/24(c)	490,000	494,214

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(c)	190,000	195,260

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)

Nordea Bank AB (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(c)	$245,000	$270,149

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(c)	490,000	538,165

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(c)	200,000	203,485

Societe Generale S.A. (France), Unsec. Sub. Notes, 5.00%, 01/17/24(c)	1,210,000	1,200,899

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(c)	255,000	263,619

5.50%, 11/18/14(c)	100,000	103,012

Unsec. Sub. Notes, 5.70%, 03/26/44(c)	630,000	636,252

U.S. Bank N.A., Unsec. Sub. Notes, 3.78%, 04/29/20	450,000	463,874

Wells Fargo & Co., Sr. Unsec. Global Notes, 1.50%, 01/16/18	180,000	178,445

3.63%, 04/15/15	50,000	51,665

Unsec. Sub. Global Notes, 4.13%, 08/15/23	1,194,000	1,210,410

		16,636,438

Diversified Capital Markets–0.14%

Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/23(c)	1,445,000	1,582,827

UBS AG (Switzerland), Sr. Unsec. Global Bank Notes, 5.88%, 12/20/17	146,000	167,597

Sr. Unsec. Medium-Term Global Bank Notes, 5.75%, 04/25/18	103,000	117,921

		1,868,345

Diversified Chemicals–0.03%

Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.38%, 11/15/42	370,000	342,889

Diversified Metals & Mining–0.21%

Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(c)	200,000	255,419

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	455,000	457,152

Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/28	200,000	253,944

9.00%, 05/01/19	295,000	384,236

	Principal Amount	Value

Diversified Metals & Mining –(continued)

Southern Copper Corp., Sr. Unsec. Global Notes, 5.25%, 11/08/42	$645,000	$556,033

5.38%, 04/16/20	5,000	5,405

6.75%, 04/16/40	10,000	10,240

Xstrata Finance Canada Ltd. (Canada), Sr. Unsec. Gtd. Notes, 2.05%, 10/23/15(c)	420,000	425,112

2.70%, 10/25/17(c)	420,000	427,133

		2,774,674

Diversified REIT’s–0.10%

Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(c)	1,155,000	1,266,319

Diversified Support Services–0.03%

Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	380,000	393,108

Drug Retail–0.08%

CVS Pass Through Trust, Sr. Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	980,200	1,103,490

Electric Utilities–0.27%

Baltimore Gas & Electric Co., Sr. Unsec. Notes, 3.35%, 07/01/23	615,000	607,863

Electricite de France (France), Jr. Unsec. Sub. Notes, 5.63%(c)(e)	965,000	989,125

Sr. Unsec. Notes, 4.60%, 01/27/20(c)	150,000	163,207

4.88%, 01/22/44(c)	930,000	931,240

Iberdrola Finance Ireland Ltd. (Spain), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(c)	200,000	202,463

Louisville Gas & Electric Co., Sr. Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	411,967

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	231,269

PPL Electric Utilities Corp., Sr. Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	63,696

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	16,956

		3,617,786

Electrical Components & Equipment–0.06%

Eaton Corp., Sr. Unsec. Gtd. Global Notes, 0.95%, 11/02/15	740,000	743,634

Fertilizers & Agricultural Chemicals–0.02%

Monsanto Co., Sr. Unsec. Global Notes, 3.60%, 07/15/42	365,000	324,994

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Food Retail–0.10%

Kroger Co. (The), Sr. Unsec. Global Notes, 3.30%, 01/15/21	$1,295,000	$1,293,562

General Merchandise Stores–0.06%

Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	747,081

Gold–0.14%

Barrick North America Finance LLC (Canada), Sr. Unsec. Gtd. Global Notes, 5.70%, 05/30/41	500,000	489,748

Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(c)	665,000	575,225

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	855,000	776,022

		1,840,995

Health Care Distributors–0.08%

McKesson Corp., Sr. Unsec. Global Notes, 2.28%, 03/15/19	1,095,000	1,088,509

Health Care Equipment–0.53%

Edwards Lifesciences Corp., Sr. Unsec. Global Notes, 2.88%, 10/15/18	731,000	738,553

Medtronic Inc., Sr. Unsec. Global Notes, 4.00%, 04/01/43	525,000	487,856

4.63%, 03/15/44	1,175,000	1,203,638

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	1,316,520

Volcano Corp., Sr. Unsec. Conv. Notes, 1.75%, 12/01/17	3,297,000	3,278,454

		7,025,021

Health Care Facilities–0.52%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	2,241,000	3,060,366

HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/20(d)	3,465,000	3,809,334

		6,869,700

Health Care REIT’s–0.19%

HCP, Inc., Sr. Unsec. Global Notes, 4.20%, 03/01/24	480,000	487,079

Health Care REIT, Inc., Sr. Unsec. Global Notes, 4.50%, 01/15/24	615,000	634,665

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	514,491

Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 5.70%, 09/30/43	215,000	242,374

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 2.70%, 04/01/20	430,000	418,779

4.25%, 03/01/22	200,000	207,931

		2,505,319

	Principal Amount	Value

Health Care Services–0.62%

Express Scripts Holding Co., Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	$300,000	$313,528

Medco Health Solutions Inc., Sr. Unsec. Gtd. Notes, 2.75%, 09/15/15	220,000	226,149

Omnicare, Inc., Sr. Unsec. Gtd. Sub. Conv. Notes, 3.50%, 02/15/44	1,903,000	1,929,166

3.75%, 04/01/42	2,681,000	4,039,932

Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(d)	1,625,000	1,742,813

		8,251,588

Homebuilding–0.07%

MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/43	1,050,000	941,824

Hotels, Resorts & Cruise Lines–0.07%

Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/17	335,000	345,120

5.63%, 03/01/21	580,000	636,854

		981,974

Housewares & Specialties–0.09%

Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	1,160,000	1,220,474

Hypermarkets & Super Centers–0.01%

Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	64,915

Industrial Conglomerates–0.09%

General Electric Capital Corp., Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	300,000	353,008

Series C, Jr. Unsec. Sub. Global Notes, 5.25% (e)	900,000	879,750

		1,232,758

Industrial Machinery–0.06%

Pentair Finance S.A., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/21	690,000	739,066

Insurance Brokers–0.03%

Marsh & McLennan Cos., Inc., Sr. Unsec. Global Notes, 4.05%, 10/15/23	410,000	415,258

Integrated Oil & Gas–0.28%

BP Capital Markets PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.24%, 05/10/19	985,000	980,546

Chevron Corp., Sr. Unsec. Global Notes, 1.72%, 06/24/18	520,000	519,498

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Integrated Oil & Gas –(continued)

Husky Energy Inc. (Canada), Sr. Unsec. Global Notes, 3.95%, 04/15/22	$300,000	$309,432

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.63%, 05/20/43	645,000	549,717

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	118,854

Sunoco Logistics Partners Operations L.P., Sr. Unsec. Gtd. Notes, 5.30%, 04/01/44	645,000	643,942

5.50%, 02/15/20	535,000	597,242

		3,719,231

Integrated Telecommunication Services–0.62%

AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,551

AT&T Inc., Sr. Unsec. Global Notes, 5.35%, 09/01/40	101,000	103,436

6.15%, 09/15/34	140,000	158,316

British Telecommunications PLC (United Kingdom), Sr. Unsec. Global Notes, 1.25%, 02/14/17	550,000	548,826

Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	223,803

Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	240,192

5.15%, 09/15/23	1,390,000	1,523,038

6.40%, 09/15/33	1,910,000	2,266,320

6.40%, 02/15/38	300,000	352,029

6.55%, 09/15/43	1,240,000	1,505,756

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Global Notes, 6.50%, 01/15/18	1,280,000	1,339,849

		8,267,116

Internet Software & Services–0.05%

Baidu Inc. (China), Sr. Unsec. Global Notes, 3.25%, 08/06/18	685,000	701,691

Investment Banking & Brokerage–1.31%

Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	560,106

	Principal Amount	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/21	$400,000	$444,069

6.15%, 04/01/18	550,000	629,771

Sr. Unsec. Medium-Term Global Notes, 3.70%, 08/01/15	65,000	67,509

Unsec. Global Notes, 2.63%, 01/31/19	535,000	534,070

Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	441,855

Sr. Unsec. Exchangeable Basket-Linked Conv. Medium-Term Notes, 1.00%, 03/15/17(c)(f)	3,328,000	4,227,525

1.00%, 09/28/20(c)(g)	6,230,000	6,383,071

Jefferies Group LLC, Sr. Unsec. Conv. Notes, 3.88%, 11/01/17(d)	712,000	760,505

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(c)	50,000	55,408

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	700,000	739,767

6.38%, 07/24/42	705,000	861,882

Sr. Unsec. Medium-Term Global Notes, 4.00%, 07/24/15	610,000	635,985

Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	743,866

5.75%, 01/25/21	220,000	252,446

		17,337,835

Life & Health Insurance–0.24%

Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	275,000	292,488

Lincoln National Corp., Sr. Unsec. Global Notes, 4.00%, 09/01/23	460,000	468,946

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	458,066

Series D, Sr. Unsec. Notes, 4.37%, 09/15/23	656,000	698,505

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(c)	215,000	245,270

Prudential Financial, Inc., Sr. Unsec. Medium-Term Notes, 5.10%, 08/15/43	410,000	434,531

Series D, Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	51,330

4.75%, 09/17/15	255,000	270,017

6.63%, 12/01/37	110,000	138,728

7.38%, 06/15/19	105,000	129,454

		3,187,335

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Managed Health Care–0.58%

Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	$605,000	$641,489

UnitedHealth Group Inc., Sr. Unsec. Global Notes, 1.63%, 03/15/19	535,000	521,344

Wellpoint Inc., Sr. Unsec. Conv. Bonds, 2.75%, 10/15/42	4,455,000	6,534,928

		7,697,761

Movies & Entertainment–0.01%

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	145,940

Office REIT’s–0.07%

Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	347,515

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/24	605,000	604,128

		951,643

Office Services & Supplies–0.04%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/24	500,000	497,129

Oil & Gas Drilling–0.10%

Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	152,403

Rowan Cos. Inc., Sr. Unsec. Gtd. Notes, 5.85%, 01/15/44	1,165,000	1,186,259

		1,338,662

Oil & Gas Equipment & Services–0.11%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(d)	1,126,000	1,394,832

Oil & Gas Exploration & Production–0.75%

Cobalt International Energy Inc., Sr. Unsec. Conv. Notes, 2.63%, 12/01/19	4,246,000	4,004,509

Noble Energy, Inc., Sr. Unsec. Global Notes, 5.25%, 11/15/43	830,000	869,628

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/24/22	570,000	596,949

Southwestern Energy Co., Sr. Unsec. Gtd. Global Notes, 4.10%, 03/15/22	675,000	694,022

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17	3,053,000	3,747,557

		9,912,665

Oil & Gas Refining & Marketing–0.03%

Phillips 66, Sr. Unsec. Gtd. Global Notes, 1.95%, 03/05/15	385,000	390,068

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.21%

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	$155,000	$174,094

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	30,403

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	290,337

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	358,047

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/38	120,000	146,638

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	234,650

Western Gas Partners L.P., Sr. Unsec. Notes, 5.45%, 04/01/44	600,000	610,604

Williams Partners L.P., Sr. Unsec. Global Notes, 5.40%, 03/04/44	890,000	915,315

		2,760,088

Other Diversified Financial Services–0.38%

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	67,790

6.13%, 11/21/17	495,000	567,447

8.50%, 05/22/19	455,000	580,584

Sr. Unsec. Notes, 4.75%, 05/19/15	75,000	78,325

Unsec. Sub. Global Notes, 3.50%, 05/15/23	775,000	731,558

4.05%, 07/30/22	500,000	503,762

6.68%, 09/13/43	815,000	949,722

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.75%, 03/07/17(c)	755,000	801,276

Unsec. Sub. Notes, 5.80%, 09/25/23(c)	675,000	715,487

		4,995,951

Packaged Foods & Meats–0.02%

Mondelez International Inc., Sr. Unsec. Global Notes, 6.50%, 02/09/40	174,000	220,234

Paper Packaging–0.10%

Packaging Corp. of America, Sr. Unsec. Global Notes, 4.50%, 11/01/23	1,215,000	1,266,094

Paper Products–0.02%

International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	245,000	282,226

Personal Products–0.01%

Avon Products Inc., Sr. Unsec. Global Notes, 2.38%, 03/15/16	155,000	157,665

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Pharmaceuticals–0.72%

AbbVie Inc., Sr. Unsec. Global Notes, 1.20%, 11/06/15	$1,620,000	$1,634,929

GlaxoSmithKline Capital Inc. (United Kingdom), Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	86,240

6.38%, 05/15/38	70,000	89,788

Merck Sharp & Dohme Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 06/30/19	280,000	318,135

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(c)	1,045,000	1,102,475

Novartis Capital Corp. (Switzerland), Sr. Unsec. Gtd. Global Notes, 4.40%, 05/06/44	1,300,000	1,316,116

Perrigo Co. PLC, Sr. Unsec. Gtd. Notes, 2.30%, 11/08/18(c)	405,000	401,824

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19	2,467,000	4,183,107

Zoetis Inc., Sr. Unsec. Global Notes, 4.70%, 02/01/43	365,000	363,778

		9,496,392

Property & Casualty Insurance–0.31%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Notes, 5.15%, 09/01/43	1,990,000	2,124,912

CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	374,774

Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	30,754

Markel Corp., Sr. Unsec. Notes, 5.00%, 03/30/43	385,000	387,603

Travelers Cos., Inc. (The), Sr. Unsec. Global Notes, 4.60%, 08/01/43	665,000	685,533

WR Berkley Corp., Sr. Unsec. Global Notes, 4.63%, 03/15/22	420,000	441,442

		4,045,018

Railroads–0.08%

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	424,311

Union Pacific Corp., Sr. Unsec. Global Notes, 3.65%, 02/15/24	101,000	101,400

Sr. Unsec. Notes, 4.85%, 06/15/44	570,000	599,742

		1,125,453

Regional Banks–0.07%

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(c)	485,000	562,416

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	407,196

		969,612

	Principal Amount	Value

Reinsurance–0.06%

Reinsurance Group of America Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/23	$780,000	$819,619

Retail REIT’s–0.02%

WEA Finance LLC (Australia), Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(c)	270,000	320,803

Semiconductor Equipment–0.46%

Lam Research Corp., Series B, Sr. Unsec. Conv. Notes, 1.25%, 05/15/18	3,026,000	3,769,261

Novellus Systems Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 05/15/41	1,399,000	2,394,913

		6,164,174

Semiconductors–1.08%

Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/17(c)(d)	1,193,000	1,427,872

Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/17(d)	4,600,000	5,505,625

Micron Technology Inc., Series G, Sr. Unsec. Conv. Bonds, 3.00%, 11/15/28(d)	3,239,000	3,564,924

NVIDIA Corp., Sr. Unsec. Conv. Notes, 1.00%, 12/01/18(c)	3,481,000	3,826,925

		14,325,346

Soft Drinks–0.09%

PepsiCo, Inc., Sr. Unsec. Global Notes, 3.60%, 03/01/24	1,175,000	1,184,000

Sovereign Debt–0.01%

Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	111,650

Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	12,107

		123,757

Specialized Finance–0.09%

Moody’s Corp., Sr. Unsec. Global Notes, 4.50%, 09/01/22	935,000	968,248

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 02/15/22	195,000	193,679

		1,161,927

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

Specialized REIT’s–0.33%

American Tower Corp., Sr. Unsec. Global Notes, 3.40%, 02/15/19	$740,000	$759,660

4.63%, 04/01/15	170,000	176,485

5.00%, 02/15/24	560,000	585,373

Sr. Unsec. Notes, 4.50%, 01/15/18	950,000	1,027,740

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(c)	370,000	376,800

6.11%, 01/15/20(c)	770,000	892,237

EPR Properties, Sr. Unsec. Gtd. Notes, 5.25%, 07/15/23	615,000	624,089

		4,442,384

Steel–0.41%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 10.35%, 06/01/19	446,000	567,135

Sr. Unsec. Global Notes, 4.25%, 08/05/15	585,000	603,160

6.13%, 06/01/18	15,000	16,491

7.25%, 03/01/41	115,000	114,706

United States Steel Corp., Sr. Unsec. Conv. Notes, 2.75%, 04/01/19	2,481,000	3,226,851

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	20,834

5.63%, 09/15/19	660,000	729,801

Vale S.A. (Brazil), Sr. Unsec. Global Notes, 5.63%, 09/11/42	185,000	173,518

		5,452,496

Technology Hardware, Storage & Peripherals–0.55%

Hewlett-Packard Co., Sr. Unsec. Global Bonds, 2.75%, 01/14/19	475,000	479,848

Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	425,897

SanDisk Corp., Sr. Unsec. Conv. Notes, 0.50%, 10/15/20(c)	5,776,000	6,389,700

		7,295,445

Thrifts & Mortgage Finance–0.92%

MGIC Investment Corp., Sr. Unsec. Conv. Notes, 2.00%, 04/01/20	710,000	1,002,431

5.00%, 05/01/17	6,201,000	7,166,031

Radian Group Inc., Sr. Unsec. Conv. Notes, 2.25%, 03/01/19	412,000	631,648

3.00%, 11/15/17	2,275,000	3,384,062

		12,184,172

	Principal Amount	Value

Tobacco–0.13%

Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	$35,000	$36,751

Philip Morris International Inc., Sr. Unsec. Global Notes, 3.60%, 11/15/23	405,000	404,415

4.88%, 11/15/43	1,210,000	1,259,261

		1,700,427

Trading Companies & Distributors–0.02%

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	300,000	318,187

Trucking–0.07%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 2.50%, 03/15/16(c)	670,000	685,858

Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	286,659

		972,517

Wireless Telecommunication Services–0.10%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/42	600,000	537,105

Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	262,703

Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/43	585,000	549,767

		1,349,575

Total Bonds and Notes (Cost $227,022,929)		253,505,912

U.S. Treasury Securities–8.12%

U.S. Treasury Bills–0.01%

0.11%, 05/01/14(h)(i)	200,000	199,997

U.S. Treasury Notes–7.93%

2.63%, 07/31/14	1,100,000	1,109,300

2.38%, 10/31/14	15,720,000	15,929,243

2.13%, 11/30/14	5,250,000	5,320,724

2.25%, 01/31/15	6,000,000	6,106,191

2.50%, 03/31/15	275,000	281,459

2.13%, 05/31/15	680,000	695,446

0.38%, 03/31/16	4,000,000	3,996,548

2.25%, 03/31/16	2,000,000	2,072,652

2.63%, 04/30/16	14,000,000	14,626,741

0.75%, 03/15/17	22,045,000	21,968,176

0.63%, 05/31/17	380,000	375,710

0.75%, 06/30/17	9,000,000	8,918,101

0.75%, 02/28/18	6,200,000	6,060,403

1.25%, 01/31/19	8,000,000	7,840,915

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

	Principal Amount	Value

U.S. Treasury Notes–(continued)

1.63%, 03/31/19	$3,189,000	$3,173,948

3.63%, 08/15/19	1,525,000	1,665,791

3.38%, 11/15/19	300,000	323,573

3.63%, 02/15/20	46,000	50,211

2.63%, 11/15/20	600,000	615,656

2.75%, 02/15/24	4,067,000	4,077,409

		105,208,197

U.S. Treasury Bonds–0.18%

5.38%, 02/15/31	1,720,000	2,199,238

4.50%, 08/15/39	40,000	47,047

4.38%, 05/15/40	80,000	92,381

		2,338,666

Total U.S. Treasury Securities (Cost $107,181,544)		107,746,860

	Shares

Preferred Stocks–0.90%

Asset Management & Custody Banks–0.15%

AMG Capital Trust II, $2.58 Jr. Gtd. Sub. Conv. Pfd.	17,000	1,093,312

State Street Corp., Series D, 5.90% Pfd.	35,000	905,853

		1,999,165

Diversified Banks–0.08%

Wells Fargo & Co., 5.85% Pfd.	45,000	1,120,500

Oil & Gas Storage & Transportation–0.37%

El Paso Energy Capital Trust I, $2.38 Jr. Unsec. Sub. Gtd. Conv. Pfd.	95,499	4,875,224

Regional Banks–0.30%

KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,907,410

Total Preferred Stocks (Cost $8,794,189)		11,902,299

	Principal Amount

U.S. Government Sponsored Agency Securities–0.53%

Federal Home Loan Mortgage Corp. (FHLMC)–0.38%

Sr. Unsec. Global Notes, 3.00%, 07/28/14	$1,020,000	1,029,691

5.00%, 04/18/17	1,500,000	1,681,503

5.50%, 08/23/17	140,000	160,311

6.75%, 03/15/31	750,000	1,040,059

Unsec. Global Notes, 4.88%, 06/13/18	1,000,000	1,138,321

		5,049,885

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–0.15%

Sr. Unsec. Global Notes, 4.38%, 10/15/15	$1,700,000	$1,806,475

Unsec. Global Notes, 2.63%, 11/20/14	130,000	132,091

		1,938,566

Total U.S. Government Sponsored Agency Securities (Cost $6,590,502)		6,988,451

Municipal Obligations–0.02%

Texas (State of) Transportation Commission; Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000)	240,000	272,030

U.S. Government Sponsored Mortgage-Backed Securities–0.00%

Federal Home Loan Mortgage Corp. (FHLMC)–0.00%

Pass Through Ctfs., 6.50%, 02/01/26	2,745	3,077

5.50%, 02/01/37	151	166

		3,243

Federal National Mortgage Association (FNMA)–0.00%

Pass Through Ctfs., 6.00%, 01/01/17	436	453

5.50%, 03/01/21	234	255

8.00%, 08/01/21	2,447	2,639

9.50%, 04/01/30	6,535	7,675

		11,022

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $13,372)		14,265

	Shares

Money Market Funds–6.91%

Liquid Assets Portfolio –Institutional Class (j)	45,846,629	45,846,629

Premier Portfolio –Institutional Class (j)	45,846,628	45,846,628

Total Money Market Funds (Cost $91,693,257)		91,693,257

TOTAL INVESTMENTS–98.60% (Cost $1,039,233,081)		1,308,547,350

OTHER ASSETS LESS LIABILITIES–1.40%		18,605,477

NET ASSETS–100.00%		$1,327,152,827

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Investment Abbreviations:
ADR	—American Depositary Receipt

Conv.	—Convertible

Ctfs.	—Certificates

Deb.	—Debentures

Gtd.	—Guaranteed

Jr.	—Junior

Pfd.	—Preferred

RB	—Revenue Bonds

REIT	—Real Estate Investment Trust

Sec.	—Secured

Sr.	—Senior

Sub.	—Subordinated

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $60,301,293, which represented 4.54% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Perpetual bond with no specified maturity date.

(f)	Exchangeable for a basket of four common stocks and one ordinary share.

(g)	Exchangeable for a basket of five common stocks.

(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Equity and Income Fund

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Equity and Income Fund

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$908,232,306	$31,787,526	$--	$940,019,832
U.S. Treasury Securities	--	107,746,860	--	107,746,860
U.S. Government Sponsored Securities	--	7,002,716	--	7,002,716
Corporate Debt Securities	--	253,382,155	--	253,382,155
Municipal Obligations	--	272,030	--	272,030
Foreign Sovereign Debt Securities	--	123,757	--	123,757
	908,232,306	400,315,044	--	1,308,547,350
Forward Foreign Currency Contracts*	--	174,003	--	174,003
Futures*	41,527	--	--	41,527
Total Investments	$908,273,833	$400,489,047	$--	$1,308,762,880

* Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
04/25/14	Bank of New York Mellon (The)	CHF	3,981,039	USD	4,551,710	$4,504,109	$47,601
04/25/14	State Street Bank & Trust Co.	CHF	3,945,959	USD	4,510,182	4,464,419	45,763
04/25/14	Bank of New York Mellon (The)	EUR	6,503,465	USD	9,042,515	8,958,425	84,090
04/25/14	State Street Bank & Trust Co.	EUR	7,434,352	USD	10,336,091	10,240,708	95,383
							$272,837
							Unrealized
Settlement Date		Contract to				Notional	Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
04/25/14	Bank of New York Mellon (The)	CAD	6,555,721	USD	5,927,517	$5,927,951	$(434)
04/25/14	State Street Bank & Trust Co.	CAD	7,472,374	USD	6,754,230	6,756,826	(2,596)
04/25/14	Bank of New York Mellon (The)	GBP	6,998,533	USD	11,607,417	11,666,088	(58,671)
04/25/14	State Street Bank & Trust Co.	GBP	4,488,280	USD	7,444,531	7,481,664	(37,133)
							$(98,834)
Total Forward Foreign Currency Contracts – Currency Risk							$174,003

Currency Abbreviations:

CAD -- Canadian Dollar	EUR -- Euro	USD -- U.S. Dollar

CHF -- Swiss Franc	GBP -- British Pound Sterling

Invesco V.I. Equity and Income Fund

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	48	June-2014	$(5,709,750)	$36,272
U.S. Treasury 10 Year Notes	Short	29	June-2014	(3,581,500)	22,821
U.S. Treasury Long Bond	Short	27	June-2014	(3,596,906)	(17,566)
Total - Futures Contracts - Interest Rate Risk					$41,527

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $98,490,632 and $89,212,353, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $120,035,419 and $126,579,929, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$279,302,060
Aggregate unrealized (depreciation) of investment securities	(12,994,310)
Net unrealized appreciation of investment securities	$266,307,750
Cost of investments for tax purposes is $1,042,239,600.

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VIGCE-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.55%

Australia–1.04%

Navitas Ltd.	47,276	$321,158

Woodside Petroleum Ltd.	20,389	737,820

		1,058,978

Canada–2.05%

CAE, Inc.	34,923	459,721

Hudson’s Bay Co. (a)	54,724	896,141

Toronto-Dominion Bank (The) (a)	15,764	739,209

		2,095,071

Finland–1.43%

Sampo Oyj -Class A	28,045	1,457,012

France–9.14%

BNP Paribas S.A.	5,651	436,842

Bouygues S.A.	17,078	713,756

Casino Guichard-Perrachon S.A.	6,651	792,766

Danone	26,848	1,898,482

Edenred	20,135	631,732

Lafarge S.A.	4,072	319,172

LVMH Moet Hennessy Louis Vuitton S.A.	6,294	1,145,730

Publicis Groupe S.A.	4,870	440,446

Sanofi	28,213	2,948,153

		9,327,079

Germany–1.04%

MTU Aero Engines AG	3,539	328,890

Siemens AG	5,447	733,120

		1,062,010

Ireland–0.71%

CRH PLC	26,043	726,011

Israel–1.18%

Teva Pharmaceutical Industries Ltd. -ADR	22,874	1,208,662

Italy–1.23%

Fiat S.p.A. (b)	58,485	680,808

Prada S.p.A.	73,600	575,971

		1,256,779

Japan–3.87%

Asahi Group Holdings, Ltd.	45,000	1,262,301

ASICS Corp.	17,400	341,317

KDDI Corp.	13,000	756,472

Makita Corp.	5,700	314,707

Mitsubishi UFJ Financial Group, Inc.	149,900	822,262

Toyota Motor Corp.	8,000	451,540

		3,948,599

	Shares	Value

Netherlands–1.83%

Heineken N.V.	18,203	$1,268,404

Koninklijke Philips N.V.	17,017	598,629

		1,867,033

Spain–0.54%

Acciona S.A.	6,336	549,466

Sweden–2.67%

Sandvik AB	127,215	1,802,339

SKF AB -Class B (a)	35,872	919,456

		2,721,795

Switzerland–4.71%

ABB Ltd.	39,850	1,031,849

Novartis AG -ADR	5,484	466,250

Roche Holding AG	5,998	1,803,020

Swisscom AG	1,248	766,588

TE Connectivity Ltd. (b)	12,362	744,316

		4,812,023

Taiwan–1.25%

Taiwan Semiconductor Manufacturing Co. Ltd.	327,000	1,276,261

United Kingdom–13.34%

BG Group PLC	53,824	1,002,793

British American Tobacco PLC	13,858	771,554

British Sky Broadcasting Group PLC	77,945	1,188,008

Diageo PLC	45,935	1,425,206

Imperial Tobacco Group PLC	18,359	742,464

Kingfisher PLC	110,770	779,826

Liberty Global PLC -Series A (b)	17,444	725,670

Liberty Global PLC -Series C (b)	17,444	710,145

London Stock Exchange Group PLC	13,992	460,066

National Grid PLC	85,379	1,172,645

Rio Tinto PLC	35,171	1,961,532

Royal Dutch Shell PLC -Class A	21,574	788,063

Schroders PLC	10,566	458,332

Standard Chartered PLC	68,406	1,429,573

		13,615,877

United States–52.52%

ACE Ltd. (b)	7,297	722,841

American Express Co.	28,394	2,556,312

Amphenol Corp. -Class A	8,016	734,666

Archer-Daniels-Midland Co.	17,351	752,860

Berkshire Hathaway Inc. -Class A (b)	15	2,810,251

Cameron International Corp. (b)	11,586	715,667

Chevron Corp.	18,260	2,171,297

Cisco Systems, Inc.	51,527	1,154,720

CMS Energy Corp.	24,801	726,173

Coach, Inc.	14,717	730,846

Concho Resources Inc. (b)	8,575	1,050,437

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

	Shares	Value

United States–(continued)

Dana Holding Corp.	35,028	$815,102

Dow Chemical Co. (The)	15,148	736,041

Dr Pepper Snapple Group, Inc.	14,067	766,089

Eaton Corp. PLC	9,730	730,918

eBay Inc. (b)	25,838	1,427,291

EMC Corp.	61,684	1,690,758

EOG Resources, Inc.	3,999	784,484

Express Scripts Holding Co. (b)	12,512	939,526

First Republic Bank	28,145	1,519,549

Freeport-McMoRan Copper & Gold Inc.	20,965	693,313

GameStop Corp. -Class A (a)	26,967	1,108,344

Gilead Sciences, Inc. (b)	12,447	881,994

HCA Holdings, Inc. (b)	28,439	1,493,047

International Business Machines Corp.	12,932	2,489,281

Johnson Controls, Inc.	14,440	683,301

Joy Global Inc. (a)	20,516	1,189,928

Kroger Co. (The)	18,929	826,251

Las Vegas Sands Corp.	8,828	713,126

Linear Technology Corp.	15,385	749,096

Macy’s, Inc.	13,250	785,592

Marsh & McLennan Cos., Inc.	24,385	1,202,180

Microsoft Corp.	27,080	1,110,009

Moody’s Corp.	22,242	1,764,235

Mosaic Co. (The)	17,964	898,200

Noble Energy, Inc.	10,663	757,499

Northern Trust Corp.	30,852	2,022,657

Parker Hannifin Corp.	9,864	1,180,819

Pfizer Inc.	53,801	1,728,088

Philip Morris International Inc.	8,802	720,620

Progressive Corp. (The)	54,798	1,327,208

QUALCOMM, Inc.	18,552	1,463,011

ResMed Inc. (a)	25,414	1,135,752

Tenet Healthcare Corp. (b)	27,138	1,161,778

Waters Corp. (b)	6,291	682,007

Weatherford International Ltd. (b)	47,874	831,093

Yum! Brands, Inc.	6,095	459,502

		53,593,759

Total Common Stocks & Other Equity Interests (Cost $93,743,985)		100,576,415

Money Market Funds–0.29%

Liquid Assets Portfolio –Institutional Class (c)	147,058	147,058

Premier Portfolio –Institutional Class (c)	147,059	147,059

Total Money Market Funds (Cost $294,117)		294,117

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–98.84% (Cost $94,038,102)		100,870,532

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–3.69%

Liquid Assets Portfolio - Institutional Class (Cost $3,761,202)(c)(d)	3,761,202	$3,761,202

TOTAL INVESTMENTS–102.53% (Cost $97,799,304)		104,631,734

OTHER ASSETS LESS LIABILITIES–(2.53)%		(2,580,868)

NET ASSETS–100.00%		$102,050,866

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at March 31, 2014.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$3,657,300	$(3,657,300)	$ --

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Global Core Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco V.I. Global Core Equity Fund

E.	Foreign Currency Translations –(continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $2,733,085 and from Level 2 to Level 1 of $1,554,651, due to foreign fair value adjustments.

Invesco V.I. Global Core Equity Fund

	Level 1	Level 2	Level 3	Total
Australia	$737,820	$321,158	$--	$1,058,978
Canada	2,095,071	--	--	2,095,071
Finland	--	1,457,012	--	1,457,012
France	2,530,214	6,796,865	--	9,327,079
Germany	1,062,010	--	--	1,062,010
Ireland	--	726,011	--	726,011
Israel	1,208,662	--	--	1,208,662
Italy	1,256,779	--	--	1,256,779
Japan	451,540	3,497,059	--	3,948,599
Netherlands	--	1,867,033	--	1,867,033
Spain	--	549,466	--	549,466
Sweden	--	2,721,795	--	2,721,795
Switzerland	1,977,154	2,834,869	--	4,812,023
Taiwan	--	1,276,261	--	1,276,261
United Kingdom	6,081,450	7,534,427	--	13,615,877
United States	57,649,078	--	--	57,649,078
Total Investments	$75,049,778	$29,581,956	$--	$104,631,734

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $79,366,576 and $82,314,158, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 7,472,589
Aggregate unrealized (depreciation) of investment securities	(788,719)
Net unrealized appreciation of investment securities	$ 6,683,870
Cost of investments for tax purposes is $97,947,864.

Invesco V.I. Global Core Equity Fund

Invesco V.I. Global Health Care Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	I-VIGHC-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.39%

Biotechnology–21.96%

ACADIA Pharmaceuticals Inc. (b)	50,257	$1,222,753

Alexion Pharmaceuticals, Inc. (b)	48,428	7,367,352

Biogen Idec Inc. (b)	23,529	7,196,815

BioMarin Pharmaceutical Inc. (b)	52,972	3,613,220

Celgene Corp. (b)	38,134	5,323,506

Celldex Therapeutics Inc. (b)	62,415	1,102,873

Exact Sciences Corp. (b)	95,887	1,358,719

Gilead Sciences, Inc. (b)	124,592	8,828,589

Incyte Corp. (b)	58,110	3,110,047

Insmed, Inc. (b)	40,671	774,376

Intercept Pharmaceuticals Inc. (b)	8,000	2,638,320

Keryx Biopharmaceuticals, Inc. (b)	99,428	1,694,253

Medivation Inc. (b)	42,556	2,739,330

NewLink Genetics Corp. (b)	32,193	914,281

NPS Pharmaceuticals, Inc. (b)	82,142	2,458,510

Vanda Pharmaceuticals Inc. (b)	131,482	2,136,583

Vertex Pharmaceuticals Inc. (b)	38,878	2,749,452

		55,228,979

Drug Retail–1.50%

CVS Caremark Corp.	33,142	2,481,010

Raia Drogasil S.A. (Brazil)	148,860	1,283,910

		3,764,920

Health Care Distributors–3.05%

Cardinal Health, Inc.	54,566	3,818,528

McKesson Corp.	21,796	3,848,520

		7,667,048

Health Care Equipment–5.75%

Abbott Laboratories	78,741	3,032,316

Covidien PLC	43,681	3,217,542

Olympus Corp. (Japan)(b)	98,500	3,172,336

ResMed Inc.	60,730	2,714,024

Wright Medical Group, Inc. (b)	75,099	2,333,326

		14,469,544

Health Care Facilities–7.21%

Community Health Systems Inc. (b)	105,210	4,121,076

HCA Holdings, Inc. (b)	119,781	6,288,503

Tenet Healthcare Corp. (b)	96,904	4,148,460

Universal Health Services, Inc. -Class B	43,545	3,573,738

		18,131,777

Health Care Services–3.89%

Air Methods Corp. (b)	46,991	2,510,729

Express Scripts Holding Co. (b)	88,191	6,622,262

	Shares	Value

Health Care Services–(continued)

Innovacare Inc. (Puerto Rico) (Acquired 12/12/12 Cost $480,796)(b)(c)	122,652	$643,923

		9,776,914

Life Sciences Tools & Services–3.51%

Furiex Pharmaceuticals Inc. (b)	13,189	1,147,443

Thermo Fisher Scientific, Inc.	37,863	4,552,647

Waters Corp. (b)	28,890	3,131,965

		8,832,055

Managed Health Care–3.48%

Aetna Inc.	49,605	3,718,887

Qualicorp S.A. (Brazil)(b)	109,000	1,096,245

UnitedHealth Group Inc.	48,107	3,944,293

		8,759,425

Pharmaceuticals–42.04%

AbbVie Inc.	114,258	5,872,861

Allergan, Inc.	31,622	3,924,290

Auxilium Pharmaceuticals Inc. (b)	115,982	3,152,391

Bayer AG (Germany)	47,416	6,413,145

Bristol-Myers Squibb Co.	117,896	6,124,697

Endo International PLC (b)	60,096	4,125,590

GlaxoSmithKline PLC -ADR (United Kingdom)	110,524	5,905,297

Hikma Pharmaceuticals PLC (United Kingdom)	127,661	3,542,312

Horizon Pharma, Inc. (b)	88,655	1,340,464

Jazz Pharmaceuticals PLC (b)	24,721	3,428,308

Johnson & Johnson	61,686	6,059,416

Mylan Inc. (b)	80,761	3,943,560

Nektar Therapeutics (b)	93,831	1,137,232

Nippon Shinyaku Co., Ltd. (Japan)	116,000	2,199,302

Novartis AG -ADR (Switzerland)	104,043	8,845,736

Pfizer Inc.	317,032	10,183,068

Repros Therapeutics Inc. (b)	41,222	731,278

Roche Holding AG (Switzerland)	31,847	9,573,321

Sanofi -ADR (France)	193,285	10,104,940

Shire PLC -ADR (Ireland)	16,575	2,461,885

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	83,442	4,409,075

Zoetis Inc.	77,585	2,245,310

		105,723,478

Total Common Stocks & Other Equity Interests (Cost $148,746,378)		232,354,140

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds–7.66%

Liquid Assets Portfolio –Institutional Class (d)	9,626,433	$ 9,626,433

Premier Portfolio –Institutional Class (d)	9,626,434	9,626,434

Total Money Market Funds (Cost $19,252,867)		19,252,867

TOTAL INVESTMENTS–100.05% (Cost $167,999,245)		251,607,007

OTHER ASSETS LESS LIABILITIES–(0.05)%		(115,803)

NET ASSETS–100.00%		$ 251,491,204

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $643,923, which represented less than 1% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Global Health Care Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts

Invesco V.I. Global Health Care Fund

E.	Forward Foreign Currency Contracts – (continued)

are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$234,675,115	$16,931,892	$--	$251,607,007
Forward Foreign Currency Contracts*	--	(15,202)	--	(15,202)
Total Investments	$234,675,115	$16,916,690	$--	$251,591,805

* Unrealized appreciation (depreciation).

Invesco V.I. Global Health Care Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End

		Contract to		Notional	Unrealized
Settlement					Appreciation
Date	Counterparty	Deliver	Receive	Value	(Depreciation)
4/11/14	Citibank Capital	CHF 5,600,000	USD 6,327,991	$6,335,257	$(7,266)
4/11/14	Citibank Capital	EUR 4,243,000	USD 5,837,006	5,844,942	(7,936)
Total open forward foreign currency contracts					$(15,202)

Currency Abbreviations:

CHF – Swiss Franc

EUR -- Euro

USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $23,192,752 and $15,278,779, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 85,713,327
Aggregate unrealized (depreciation) of investment securities	(2,105,565)
Net unrealized appreciation of investment securities	$ 83,607,762
Cost of investments is the same for tax and financial reporting purposes.

Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us VIGRE-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.43%

Australia–6.66%

Dexus Property Group	3,711,009	$3,648,085

Federation Centres Ltd.	1,359,792	2,976,128

Goodman Group	602,030	2,640,866

Mirvac Group	1,449,490	2,285,237

Stockland	1,007,414	3,503,534

Westfield Group	471,636	4,483,301

Westfield Retail Trust	2,071,204	5,724,087

		25,261,238

Austria–0.29%

Conwert Immobilien Invest S.E.	84,208	1,114,807

Canada–3.71%

Allied Properties REIT	136,300	4,254,365

Boardwalk REIT	26,046	1,428,960

Calloway REIT	53,300	1,242,204

Canadian REIT	76,200	3,107,151

Chartwell Retirement Residences	97,808	921,181

H&R REIT	150,400	3,110,598

		14,064,459

China–0.93%

China Overseas Land & Investment Ltd.	358,000	927,712

Shimao Property Holdings Ltd.	1,187,500	2,614,435

		3,542,147

Finland–0.34%

Sponda Oyj	271,625	1,289,068

France–3.24%

Gecina S.A.	12,722	1,691,242

Mercialys S.A.	42,459	889,071

Unibail-Rodamco S.E.	37,302	9,698,718

		12,279,031

Germany–2.41%

Deutsche Wohnen AG	85,172	1,825,701

Deutsche Wohnen AG	122,049	2,548,922

GAGFAH S.A. (a)	109,633	1,664,355

LEG Immobilien AG	47,252	3,099,142

		9,138,120

Hong Kong–7.40%

Henderson Land Development Co. Ltd.	696,900	4,078,739

Hongkong Land Holdings Ltd.	718,000	4,645,460

Hysan Development Co. Ltd.	413,000	1,800,100

Link REIT (The)	1,397,500	6,873,542

New World Development Co. Ltd.	1,821,000	1,831,213

	Shares	Value

Hong Kong–(continued)

New World Development Co. Ltd. -Rts.(a)	607,000	$125,211

Sun Hung Kai Properties Ltd.	387,000	4,745,294

Wharf Holdings Ltd. (The)	621,000	3,971,069

		28,070,628

Japan–13.02%

Activia Properties, Inc.	260	2,088,161

Frontier Real Estate Investment Corp.	367	1,951,976

Hulic Co., Ltd.	143,600	1,961,695

Hulic Reit, Inc.	736	1,005,387

Industrial & Infrastructure Fund Investment Corp.	77	633,337

Japan Logistics Fund Inc.	321	722,642

Japan Prime Realty Investment Corp.	719	2,326,545

Japan Real Estate Investment Corp.	326	1,636,001

Japan Retail Fund Investment Corp.	464	913,435

Kenedix Office Investment Corp.	463	2,296,609

Mitsubishi Estate Co. Ltd.	380,000	9,042,790

Mitsui Fudosan Co., Ltd.	452,000	13,759,454

Mori Hills REIT Investment Corp.	990	1,308,235

Nippon Prologis REIT Inc.	825	1,664,067

Sumitomo Realty & Development Co., Ltd.	179,000	6,994,832

United Urban Investment Corp.	732	1,075,094

		49,380,260

Malta–0.00%

BGP Holdings PLC (a)(b)	3,053,090	0

Norway–0.19%

Norwegian Property ASA	587,327	711,062

Singapore–3.70%

Ascendas REIT	1,300,000	2,335,824

CapitaCommercial Trust	652,000	770,830

CapitaLand Ltd.	1,102,000	2,536,739

CapitaMall Trust	621,000	933,129

CapitaMalls Asia Ltd.	1,581,000	2,249,952

CDL Hospitality Trusts	554,000	728,947

Global Logistic Properties Ltd.	1,052,000	2,216,410

Keppel Land Ltd.	498,000	1,333,871

Suntec REIT	688,000	907,998

		14,013,700

Sweden–1.28%

Castellum AB	160,808	2,673,218

Fabege AB	69,213	902,495

Wihlborgs Fastigheter AB	65,150	1,269,490

		4,845,203

See accompanying notes which are an integral part of this schedule.

                    Invesco V.I. Global Real Estate Fund

	Shares	Value

United Kingdom–6.81%

Big Yellow Group PLC	136,270	$1,241,590

Derwent London PLC	53,842	2,435,400

Great Portland Estates PLC	371,246	3,905,520

Hammerson PLC	488,062	4,512,614

Intu Properties PLC	178,037	838,254

Intu Properties PLC -Rts.(a)	50,867	80,565

Land Securities Group PLC	585,685	9,981,170

Quintain Estates & Development PLC (a)	570,159	979,086

Unite Group PLC (The)	253,977	1,837,688

		25,811,887

United States–48.44%

AvalonBay Communities, Inc.	100,621	13,213,550

Boston Properties, Inc.	85,820	9,828,965

Brixmor Property Group Inc.	79,900	1,704,267

Brookdale Senior Living Inc. (a)	59,509	1,994,147

Cousins Properties, Inc.	271,800	3,117,546

CubeSmart	133,200	2,285,712

DDR Corp.	579,299	9,546,848

EastGroup Properties, Inc.	28,000	1,761,480

Empire State Realty Trust Inc. -Class A	136,400	2,061,004

Essex Property Trust, Inc.	42,124	7,163,186

Federal Realty Investment Trust	38,900	4,462,608

General Growth Properties, Inc.	276,524	6,083,528

Health Care REIT, Inc.	176,627	10,526,969

Healthcare Realty Trust, Inc.	123,235	2,976,125

Healthcare Trust of America, Inc. -Class A	369,515	4,208,776

Host Hotels & Resorts Inc.	398,218	8,059,932

Hudson Pacific Properties Inc.	146,200	3,372,834

LaSalle Hotel Properties	115,900	3,628,829

Liberty Property Trust	64,800	2,395,008

Mid-America Apartment Communities, Inc.	83,900	5,727,853

National Health Investors, Inc.	42,300	2,557,458

National Retail Properties Inc.	102,183	3,506,921

Pebblebrook Hotel Trust	34,031	1,149,227

Piedmont Office Realty Trust Inc. -Class A	262,600	4,503,590

Prologis, Inc.	305,420	12,470,299

Public Storage	53,500	9,014,215

Realty Income Corp.	94,125	3,845,948

Retail Opportunity Investments Corp.	167,327	2,499,865

RLJ Lodging Trust	115,000	3,075,100

Simon Property Group, Inc.	133,606	21,911,384

SL Green Realty Corp.	98,888	9,950,111

UDR, Inc.	196,755	5,082,182

		183,685,467

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $319,856,761)		373,207,077

	Shares	Value

Money Market Funds–1.49%

Liquid Assets Portfolio –Institutional Class (c)	2,820,498	$2,820,498

Premier Portfolio –Institutional Class (c)	2,820,498	2,820,498

Total Money Market Funds (Cost $5,640,996)		5,640,996

TOTAL INVESTMENTS–99.91% (Cost $325,497,757)		378,848,073

OTHER ASSETS LESS LIABILITIES–0.09%		330,161

NET ASSETS–100.00%		$379,178,234

Investment Abbreviations:

REIT	— Real Estate Investment Trust

Rts.	— Rights

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2014 represented less than 1% of the Fund’s Net Assets.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Global Real Estate Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

Invesco V.I. Global Real Estate Fund

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

Invesco V.I. Global Real Estate Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

        The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

        During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $16,293,885 and from Level 2 to Level 1 of $46,639,961, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$25,261,238	$--	$--	$25,261,238
Austria	1,114,807	--	--	1,114,807
Canada	14,064,459	--	--	14,064,459
China	927,712	2,614,435	--	3,542,147
Finland	--	1,289,068	--	1,289,068
France	2,580,313	9,698,718	--	12,279,031
Germany	9,138,120	--	--	9,138,120
Hong Kong	17,321,284	10,749,344	--	28,070,628
Japan	16,898,847	32,481,413	--	49,380,260
Malta	--	--	0	0
Norway	711,062	--	--	711,062
Singapore	9,372,260	4,641,440	--	14,013,700
Sweden	3,575,713	1,269,490	--	4,845,203
United Kingdom	8,044,449	17,767,438	--	25,811,887
United States	189,326,463	--	--	189,326,463
Total Investments	$298,336,727	$80,511,346	$0	$378,848,073

Invesco V.I. Global Real Estate Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $42,180,920 and $32,561,111, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$44,971,712
Aggregate unrealized (depreciation) of investment securities	(3,509,669)
Net unrealized appreciation of investment securities	$41,462,043
Cost of investments for tax purposes is $337,386,030.

Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VIGOV-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–58.18%

Collateralized Mortgage Obligations–27.60%

Fannie Mae REMICs,
4.00%, 07/25/18 to 07/25/40	$8,194,531	$8,543,716

5.00%, 08/25/19 to 09/25/37	5,773,388	5,959,204

4.25%, 12/25/19 to 02/25/37	5,376,933	5,656,056

4.50%, 10/25/22 to 07/25/27	1,572,675	1,614,493

3.00%, 10/25/25 to 09/25/36	6,785,895	6,961,433

2.50%, 03/25/26	2,751,622	2,815,373

7.00%, 09/18/27	612,778	690,848

6.50%, 03/25/32	1,660,367	1,849,828

5.75%, 10/25/35	647,006	724,145

0.46%, 05/25/36(a)	6,852,591	6,843,169

0.66%, 03/25/37 to 05/25/41(a)	12,285,950	12,320,784

0.56%, 06/25/38(a)	10,306,670	10,323,464

6.58%, 06/25/39(a)	6,898,223	7,926,705

0.70%, 02/25/41(a)	7,129,999	7,166,266

0.68%, 11/25/41(a)	2,875,884	2,894,224

Federal Home Loan Bank,
5.07%, 10/20/15	835,007	880,344

5.46%, 11/27/15	11,836,884	12,569,380

5.77%, 03/23/18	1,698,960	1,837,294

Freddie Mac REMICs,
4.00%, 12/15/17 to 06/15/39	8,247,171	8,529,311

5.00%, 02/15/18 to 09/15/31	3,563,637	3,742,136

4.50%, 07/15/18 to 10/15/36	970,287	1,015,987

3.00%, 10/15/18 to 04/15/26	6,487,381	6,705,579

3.75%, 10/15/18	1,864,055	1,901,922

4.25%, 01/15/19	246,325	248,768

3.50%, 12/15/27	478,335	492,055

0.56%, 04/15/28 to 06/15/37(a)	9,055,595	9,074,506

0.66%, 12/15/35 to 03/15/40(a)	9,474,808	9,520,255

0.46%, 03/15/36(a)	6,876,915	6,894,548

0.50%, 11/15/36(a)	9,046,263	9,032,793

1.02%, 11/15/39(a)	2,181,324	2,217,991

0.61%, 03/15/40 to 02/15/42(a)	22,176,187	22,200,847

Ginnie Mae REMICs,
6.00%, 01/16/25	1,405,812	1,569,220

4.75%, 09/20/32	433,155	442,649

4.50%, 03/20/33 to 09/16/34	10,815,740	11,119,588

4.00%, 04/16/33 to 02/20/38	5,115,886	5,278,016

5.74%, 08/20/34(a)	2,307,386	2,547,259

5.00%, 08/16/35	206,201	211,584

5.86%, 01/20/39(a)	7,556,098	8,380,748

0.96%, 09/16/39(a)	2,932,248	2,992,702

4.51%, 07/20/41(a)	2,037,774	2,182,643

		213,877,833

	Principal Amount	Value

Federal Deposit Insurance Co. (FDIC)–0.06%

Series 2010-S1, Class 1A, Gtd. Floating Rate Notes, 0.70%, 02/25/48 (Acquired 03/05/10; Cost $473,750)(a)(b)	$473,750	$474,056

Federal Home Loan Mortgage Corp. (FHLMC)–11.67%

Pass Through Ctfs.,
7.00%, 07/01/14 to 12/01/37	7,181,517	8,133,070

6.50%, 04/01/15 to 12/01/35	6,276,174	7,041,144

8.00%, 07/01/15 to 09/01/36	7,823,945	9,341,303

6.00%, 02/01/16 to 07/01/38	2,569,394	2,794,342

5.00%, 07/01/18 to 01/01/40	3,307,392	3,607,859

10.50%, 08/01/19	951	1,000

4.50%, 09/01/20 to 08/01/41	19,076,236	20,446,860

8.50%, 09/01/20 to 08/01/31	710,756	814,666

10.00%, 03/01/21	31,789	35,431

9.00%, 06/01/21 to 06/01/22	212,479	232,351

7.50%, 09/01/22 to 08/01/36	2,341,415	2,654,117

5.50%, 12/01/22	1,183,345	1,284,279

3.50%, 08/01/26	1,800,535	1,891,330

3.00%, 05/01/27	2,678,180	2,765,239

7.05%, 05/20/27	198,094	213,002

6.03%, 10/20/30	1,355,269	1,561,373

Pass Through Ctfs., ARM,
2.54%, 09/01/35(a)	9,908,846	10,419,381

2.58%, 07/01/36(a)	7,978,341	8,533,676

2.21%, 10/01/36(a)	4,550,358	4,872,452

2.53%, 10/01/36(a)	338,965	361,573

2.64%, 11/01/37(a)	3,081,065	3,293,090

2.68%, 01/01/38(a)	150,919	160,196

		90,457,734

Federal National Mortgage Association (FNMA)–14.31%

Pass Through Ctfs.,
6.00%, 06/01/14 to 10/01/38	5,341,764	5,945,097

8.00%, 08/01/14 to 11/01/37	6,742,859	7,808,596

7.00%, 09/01/14 to 06/01/36	9,930,121	10,924,052

6.50%, 12/01/14 to 11/01/37	7,210,408	7,974,854

7.50%, 02/01/15 to 08/01/37	8,822,503	10,125,992

5.00%, 11/01/17 to 12/01/33	802,601	863,472

8.50%, 11/01/17 to 08/01/37	2,796,376	3,268,730

4.50%, 04/01/19 to 08/01/41	15,789,774	16,884,018

5.50%, 03/01/21 to 05/01/35	3,378,613	3,758,480

6.75%, 07/01/24	682,666	770,743

6.95%, 10/01/25	24,283	25,458

3.50%, 03/01/27 to 08/01/27	17,196,647	18,224,514

3.00%, 05/01/27 to 08/01/27	8,289,212	8,526,988

Pass Through Ctfs., ARM,
2.49%, 10/01/34(a)	3,840,749	4,127,381

2.33%, 05/01/35(a)	746,297	795,066

2.48%, 03/01/38(a)	168,574	178,719

2.84%, 02/01/42(a)	3,657,027	3,798,984

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

Pass Through Ctfs., BAL,
3.84%, 04/01/18	$6,429,719	$6,932,197

		110,933,341

Government National Mortgage Association (GNMA)–4.54%

Pass Through Ctfs.,
6.50%, 05/20/14 to 01/15/37	6,805,609	7,633,812

7.50%, 10/15/14 to 10/15/35	4,212,812	4,846,958

11.00%, 10/15/15	714	720

7.00%, 04/15/17 to 01/15/37	2,443,384	2,707,716

8.00%, 05/15/17 to 01/15/37	2,364,082	2,805,690

10.50%, 09/15/17	593	597

8.50%, 12/15/17 to 01/15/37	379,879	419,664

10.00%, 06/15/19	13,762	15,401

6.00%, 09/15/20 to 08/15/33	1,084,972	1,209,818

5.00%, 02/15/25	392,238	429,185

6.95%, 08/20/25 to 08/20/27	439,315	461,477

6.38%, 10/20/27 to 04/20/28	472,762	528,029

6.10%, 12/20/33	6,144,938	7,285,989

3.50%, 10/20/42	6,696,326	6,802,760

		35,147,816

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $442,175,026)		450,890,780

U.S. Government Sponsored Agency Securities–15.79%

Federal Agricultural Mortgage Corp.–3.46%

Sec. Gtd. Notes,
5.13%, 04/19/17(b)	14,000,000	15,665,236

Sr. Unsec. Medium-Term Notes,
2.00%, 07/27/16	4,000,000	4,115,530

Unsec. Medium-Term Notes,
0.85%, 08/11/14	7,000,000	7,025,001

		26,805,767

Federal Farm Credit Bank (FFCB)–1.85%

Unsec. Bonds,
1.05%, 03/28/16	7,000,000	7,090,215

5.43%, 06/07/24	2,885,000	3,432,598

Unsec. Medium-Term Notes,
5.75%, 12/07/28	3,100,000	3,791,986

		14,314,799

Federal Home Loan Bank (FHLB)–3.76%

Unsec. Bonds,
1.50%, 10/12/17	4,800,000	4,842,811

2.00%, 09/14/18	2,500,000	2,535,621

4.50%, 09/13/19	5,000,000	5,643,292

1.88%, 03/13/20	6,000,000	5,912,718

3.38%, 06/12/20	6,220,000	6,624,024

2.88%, 09/11/20	3,455,000	3,569,984

		29,128,450

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–2.31%

Unsec. Global Notes,
0.75%, 01/12/18	$1,650,000	$1,615,364

0.88%, 02/22/17	6,850,000	6,846,853

1.25%, 08/01/19	4,800,000	4,621,885

1.25%, 10/02/19	5,000,000	4,796,245

		17,880,347

Federal National Mortgage Association (FNMA)–1.78%

Unsec. Global Notes,
1.63%, 11/27/18	5,000,000	4,983,282

1.88%, 02/19/19	8,800,000	8,830,594

		13,813,876

Financing Corp (FICO)–0.46%

Sec. Bonds,
9.80%, 04/06/18	700,000	915,383

Series E, Sec. Bonds,
9.65%, 11/02/18	1,985,000	2,653,750

		3,569,133

Tennessee Valley Authority (TVA)–2.17%

Sr. Unsec. Global Bonds,
4.88%, 12/15/16	13,553,000	15,008,458

Sr. Unsec. Global Notes,
1.88%, 08/15/22	2,000,000	1,835,173

		16,843,631

Total U.S. Government Sponsored Agency Securities (Cost $121,556,401)		122,356,003

U.S. Treasury Securities–17.31%

U.S. Treasury Bills–0.30%(c)(d)

0.07%, 05/01/14	600,000	599,990

0.08%, 05/01/14	1,750,000	1,749,971

		2,349,961

U.S. Treasury Bonds–2.09%

8.75%, 05/15/20	3,500,000	4,865,066

7.88%, 02/15/21	1,100,000	1,499,820

7.50%, 11/15/24	120,000	173,022

5.38%, 02/15/31	3,800,000	4,858,781

4.25%, 05/15/39	3,685,000	4,171,794

4.38%, 11/15/39	500,000	577,147

		16,145,630

U.S. Treasury Notes–14.01%

0.38%, 01/31/16	4,000,000	4,001,615

0.88%, 11/30/16	9,000,000	9,033,235

1.00%, 03/31/17	12,000,000	12,033,205

0.63%, 05/31/17	5,000,000	4,943,548

0.75%, 06/30/17	6,250,000	6,193,126

2.38%, 07/31/17	5,000,000	5,213,128

0.63%, 08/31/17	6,000,000	5,900,432

0.63%, 09/30/17	8,750,000	8,589,781

0.75%, 12/31/17	7,000,000	6,865,322

0.88%, 01/31/18	5,000,000	4,920,224

0.75%, 03/31/18	3,200,000	3,121,806

1.38%, 09/30/18	13,800,000	13,682,891

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

	Principal Amount		Value

U.S. Treasury Notes–(continued)

1.38%, 12/31/18	$ 3,000,000		$2,962,839

1.50%, 12/31/18	7,000,000		6,950,480

3.63%, 02/15/20	2,000,000		2,183,103

2.00%, 09/30/20	5,000,000		4,942,154

2.13%, 08/15/21	2,700,000		2,654,044

2.00%, 11/15/21	3,300,000		3,202,593

1.75%, 05/15/22	1,250,000		1,179,909

			108,573,435

U.S. Treasury Inflation - Indexed Bonds–0.91%

0.63%, 01/15/24	7,016,730	(e)	7,040,326

Total U.S. Treasury Securities (Cost $133,473,278)			134,109,352

Foreign Bonds–5.12%

Collateralized Mortgage Obligations–4.56%

La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/41(Acquired 04/22/13; Cost $12,915,541)(b)	12,478,784		13,091,030

La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.75%, 09/08/39 (Acquired 11/05/10; Cost $21,984,327)(a)(b)	21,279,446		22,197,122

			35,288,152

Sovereign Debt–0.56%

Israel Government Agency for International Development (AID) Bond Unsec. Gtd. Global Bonds, 5.13%, 11/01/24	3,800,000		4,361,310

Total Foreign Bonds (Cost $38,659,034)			39,649,462

Corporate Notes–2.15%

Private Export Funding Corp.–2.15%

Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000		5,150,191

1.38%, 02/15/17	5,000,000		5,050,022

4.30%, 12/15/21	1,540,000		1,693,831

Sr. Sec. Gtd. Notes,
1.45%, 08/15/19	5,000,000		4,805,418

Total Corporate Notes (Cost $16,537,240)			16,699,462

	Shares	Value

Money Market Funds–1.18%

Government & Agency Portfolio –Institutional Class (Cost $9,172,601)(f)	9,172,601	$9,172,601

TOTAL INVESTMENTS–99.73% (Cost $761,573,580)		772,877,660

OTHER ASSETS LESS LIABILITIES–0.27%		2,088,091

NET ASSETS–100.00%		$774,965,751

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
BAL	—Balloon
Ctfs.	—Certificates
Gtd.	—Guaranteed
REMIC	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2014.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $51,427,444, which represented 6.64% of the Fund’s Net Assets.

(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Government Securities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or cur The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

Invesco V.I. Government Securities Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$9,172,601	$--	$--	$9,172,601
U.S. Treasury Securities	--	134,109,352	--	134,109,352
U.S. Government Sponsored Agency Securities	--	573,246,783	--	573,246,783
Corporate Debt Securities	--	16,699,462	--	16,699,462
Foreign Debt Securities	--	35,288,152	--	35,288,152
Foreign Sovereign Debt Securities	--	4,361,310	--	4,361,310
	9,172,601	763,705,059	--	772,877,660
Futures*	1,581,429	--	--	1,581,429
Total Investments	$10,754,030	$763,705,059	$--	$774,459,089

 * Unrealized appreciation.

Invesco V.I. Government Securities Fund

NOTE 3 -- Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2014:

Risk Exposure/ Derivative Type	Value
	Assets	Liabilities
Interest rate risk
Futures contracts (a)	$1,783,727	$(202,298)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the three months ended March 31, 2014

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain
Futures*
Realized Gain
Interest rate risk	$ 989,049
Change in Unrealized Appreciation
Interest rate risk	2,391,808
Total	$ 3,380,857
*	The average notional value of futures contracts outstanding during the period was $212,403,479.

	Open Futures Contracts at Period-End

Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	225	June – 2014	$ 49,401,563	$ (49,700)
U.S. Treasury 5 Year Notes	Long	57	June – 2014	6,780,328	(33,075)
U.S. Treasury 10 Year Notes	Long	59	June – 2014	7,286,500	(82,509)
U.S. Ultra Bonds	Long	595	June – 2014	85,958,906	1,783,727
U.S. Treasury 30 Year Bonds	Short	386	June – 2014	(51,422,438)	(37,014)
Total Future Contracts					$ 1,581,429

Invesco V.I. Government Securities Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $29,511,691 and $56,725,583, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $19,598,535 and $11,691,850, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,715,638
Aggregate unrealized (depreciation) of investment securities	(4,502,221)
Net unrealized appreciation of investment securities	$11,213,417
Cost of investments for tax purposes is $761,664,243.

Invesco V.I. Government Securities Fund

Invesco V.I. Growth and Income Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VK-VIGRI-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.66%

Aerospace & Defense–0.87%

General Dynamics Corp.	200,269	$21,813,299

Agricultural Products–1.12%

Archer-Daniels-Midland Co.	644,924	27,983,252

Apparel Retail–0.91%

Abercrombie & Fitch Co. -Class A	593,535	22,851,098

Application Software–2.05%

Adobe Systems Inc. (b)	779,279	51,229,801

Asset Management & Custody Banks–2.02%

Northern Trust Corp.	397,484	26,059,051

State Street Corp.	353,155	24,561,930

		50,620,981

Automobile Manufacturers–1.21%

General Motors Co.	876,411	30,166,067

Biotechnology–1.70%

Amgen Inc.	345,874	42,660,099

Building Products–0.28%

Allegion PLC	133,352	6,956,974

Cable & Satellite–3.30%

Comcast Corp. -Class A	915,858	45,811,217

Time Warner Cable Inc.	267,437	36,687,008

		82,498,225

Construction & Farm Machinery & Heavy Trucks–1.19%

Caterpillar Inc.	298,615	29,673,373

Consumer Finance–0.24%

Santander Consumer USA Holdings Inc. (b)	246,093	5,925,919

Diversified Banks–11.49%

Bank of America Corp.	1,450,260	24,944,472

Citigroup Inc.	1,821,216	86,689,882

Comerica Inc.	558,075	28,908,285

JPMorgan Chase & Co.	1,904,136	115,600,097

Wells Fargo & Co.	631,287	31,400,215

		287,542,951

Diversified Chemicals–1.27%

Dow Chemical Co. (The)	655,320	31,841,999

Diversified Metals & Mining–0.64%

Freeport-McMoRan Copper & Gold Inc.	482,565	15,958,425

	Shares	Value

Electric Utilities–2.07%

Edison International	229,803	$13,009,148

Pepco Holdings, Inc.	881,805	18,059,366

Pinnacle West Capital Corp.	378,189	20,671,811

		51,740,325

Electronic Components–1.32%

Corning Inc.	1,585,954	33,019,562

Food Distributors–0.50%

Sysco Corp.	344,870	12,460,153

Health Care Equipment–1.63%

Medtronic, Inc.	663,325	40,821,020

Hotels, Resorts & Cruise Lines–1.46%

Carnival Corp.	962,249	36,430,747

Household Products–1.53%

Procter & Gamble Co. (The)	476,574	38,411,864

Industrial Conglomerates–2.17%

General Electric Co.	2,094,958	54,238,463

Industrial Machinery–0.68%

Ingersoll-Rand PLC	299,527	17,144,925

Insurance Brokers–3.47%

Aon PLC (United Kingdom)	271,631	22,893,060

Marsh & McLennan Cos., Inc.	957,353	47,197,503

Willis Group Holdings PLC	381,576	16,838,949

		86,929,512

Integrated Oil & Gas–4.71%

Occidental Petroleum Corp.	302,912	28,864,485

Royal Dutch Shell PLC -Class A (United Kingdom)	1,333,696	48,717,717

Total S.A. (France)	613,440	40,289,244

		117,871,446

Integrated Telecommunication Services–1.62%

Koninklijke (Royal) KPN N.V. (Netherlands)(b)	1,004,938	3,555,950

Orange S.A. (France)	290,765	4,299,631

Telecom Italia S.p.A. (Italy)	2,763,221	3,258,461

Telefonica S.A. (Spain)	267,942	4,242,517

Verizon Communications Inc.	528,985	25,163,816

		40,520,375

Internet Software & Services–2.22%

eBay Inc. (b)	1,007,323	55,644,523

Investment Banking & Brokerage–4.88%

Charles Schwab Corp. (The)	1,575,671	43,063,088

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

	Shares	Value

Investment Banking & Brokerage–(continued)

Goldman Sachs Group, Inc. (The)	131,010	$21,465,989

Morgan Stanley	1,849,391	57,645,517

		122,174,594

IT Consulting & Other Services–1.20%

Amdocs Ltd.	644,025	29,921,402

Managed Health Care–3.06%

Cigna Corp.	240,100	20,103,573

UnitedHealth Group Inc.	314,444	25,781,264

WellPoint, Inc.	309,493	30,810,028

		76,694,865

Movies & Entertainment–2.84%

Time Warner Inc.	225,756	14,748,639

Viacom Inc. -Class B	663,804	56,416,702

		71,165,341

Multi-Utilities–0.65%

PG&E Corp.	376,410	16,260,912

Oil & Gas Equipment & Services–2.08%

Baker Hughes Inc.	576,963	37,514,134

Halliburton Co.	248,943	14,660,254

		52,174,388

Oil & Gas Exploration & Production–3.33%

Anadarko Petroleum Corp.	292,398	24,783,654

Apache Corp.	301,059	24,972,844

Canadian Natural Resources Ltd. (Canada)	879,570	33,716,983

		83,473,481

Other Diversified Financial Services–0.75%

Voya Financial, Inc.	520,996	18,896,525

Packaged Foods & Meats–2.42%

Mondelez International Inc. -Class A	1,268,740	43,834,967

Unilever N.V. -New York Shares (Netherlands)	404,488	16,632,547

		60,467,514

Personal Products–1.67%

Avon Products, Inc.	2,859,297	41,860,108

Pharmaceuticals–6.67%

Bristol-Myers Squibb Co.	441,091	22,914,677

Eli Lilly and Co.	418,249	24,618,136

Merck & Co., Inc.	834,382	47,367,866

Novartis AG (Switzerland)	397,039	33,724,578

Novartis AG -ADR (Switzerland)	32,875	2,795,033

Pfizer Inc.	771,025	24,765,323

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	202,697	10,710,510

		166,896,123

	Shares	Value

Property & Casualty Insurance–0.61%

Chubb Corp. (The)	170,826	$15,254,762

Publishing–0.68%

Thomson Reuters Corp.	498,994	17,060,511

Railroads–0.92%

CSX Corp.	792,904	22,970,429

Regional Banks–4.02%

BB&T Corp.	685,714	27,545,132

Fifth Third Bancorp	972,433	22,317,337

PNC Financial Services Group, Inc. (The)	582,357	50,665,059

		100,527,528

Security & Alarm Services–1.83%

ADT Corp. (The)	541,047	16,204,358

Tyco International Ltd.	698,734	29,626,321

		45,830,679

Semiconductor Equipment–2.27%

Applied Materials, Inc.	2,784,619	56,861,920

Semiconductors–1.53%

Broadcom Corp. -Class A	328,274	10,334,065

Texas Instruments Inc.	593,211	27,969,899

		38,303,964

Specialized Finance–0.68%

CME Group Inc. -Class A	231,100	17,103,711

Specialty Chemicals–0.69%

PPG Industries, Inc.	88,712	17,162,224

Systems Software–2.31%

Microsoft Corp.	709,524	29,083,389

Symantec Corp.	1,433,509	28,627,174

		57,710,563

Wireless Telecommunication Services–0.90%

Vodafone Group PLC -ADR (United Kingdom)	610,211	22,461,867

Total Common Stocks & Other Equity Interests (Cost $1,803,248,349)		2,444,188,789

Money Market Funds–1.91%

Liquid Assets Portfolio –Institutional Class (c)	23,938,745	23,938,745

Premier Portfolio –Institutional Class (c)	23,938,745	23,938,745

Total Money Market Funds (Cost $47,877,490)		47,877,490

TOTAL INVESTMENTS–99.57% (Cost $1,851,125,839)		2,492,066,279

OTHER ASSETS LESS LIABILITIES–0.43%		10,682,584

NET ASSETS–100.00%		$2,502,748,863

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Growth and Income Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.

Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. Growth and Income Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.

Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $40,289,244 and from Level 2 to Level 1 of $48,717,717, due to foreign fair value adjustments.

	Level 1	Level 2		Level 3	Total
Equity Securities	$2,405,954,359	$86,111,920	$	--	$2,492,066,279
Forward Foreign Currency Contracts*	--	495,276		--	495,276
Total Investments	$2,405,954,359	$86,607,196	$	--	$2,492,561,555

* Unrealized appreciation.

Invesco V.I. Growth and Income Fund

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
Settlement Date		Contract to				Notional Value		Unrealized
	Counterparty	Deliver		Receive				Appreciation (Depreciation)
04/25/14	Bank of New York Mellon (The)	CAD	19,202,173	USD	17,362,118	$17,363,390		$(1,272)

04/25/14	State Street Bank &Trust Co.	CAD	21,887,117	USD	19,783,623	19,791,226		(7,603)

04/25/14	Bank of New York Mellon (The)	CHF	11,852,537	USD	13,551,565	13,409,845		141,720

04/25/14	State Street Bank &Trust Co.	CHF	11,748,095	USD	13,427,929	13,291,680		136,249

04/25/14	Bank of New York Mellon (The)	EUR	17,985,729	USD	25,007,627	24,775,072		232,555

04/25/14	State Street Bank &Trust Co.	EUR	20,560,153	USD	28,585,089	28,321,302		263,787

04/25/14	Bank of New York Mellon (The)	GBP	19,735,361	USD	32,732,083	32,897,531		(165,448)

04/25/14	State Street Bank &Trust Co.	GBP	12,656,629	USD	20,993,045	21,097,757		(104,712)
Total open forward foreign currency contracts							$	495,276

Currency Abbreviations:

CAD -- Canadian Dollar

CHF – Swiss Franc

EUR -- Euro

GBP -- British Pound Sterling

USD – U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $137,195,138 and $154,490,088, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	675,714,895
Aggregate unrealized (depreciation) of investment securities		(35,247,127)
Net unrealized appreciation of investment securities	$	640,467,768
Cost of investments for tax purposes is $1,851,598,511.

Invesco V.I. Growth and Income Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us VIHYI-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–87.65%

Aerospace & Defense–2.56%

Alliant Techsystems Inc., Sr. Unsec. Gtd. Notes, 5.25%, 10/01/21(b)	$252,000	$259,560

B/E Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	125,000	129,219

Bombardier Inc. (Canada), Sr. Unsec. Notes, 5.75%, 03/15/22(b)	245,000	248,369

6.00%, 10/15/22(b)	58,000	58,000

7.75%, 03/15/20(b)	927,000	1,037,081

DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21	263,000	261,356

GenCorp Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	1,174,000	1,278,192

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Notes, 5.25%, 03/15/22(b)	90,000	90,788

TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	285,000	291,056

7.50%, 07/15/21	210,000	233,100

		3,886,721

Agricultural Products–0.12%

Darling International Inc., Sr. Unsec. Gtd. Notes, 5.38%, 01/15/22(b)	175,000	179,812

Airlines–1.75%

Air Canada Pass Through Trust (Canada), Series 2013-1, Class B, Sec. Pass Through Ctfs., 5.38%, 05/15/21(b)	160,000	162,853

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Pass Through Ctfs., 7.00%, 01/31/18(b)	280,479	305,372

Series 2013-2, Class B, Sr. Sec. Pass Through Ctfs., 5.60%, 07/15/20(b)	449,218	470,556

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	35,455	38,115

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	188,983	212,015

Series 2012-3, Class C, Sec. Pass Through Ctfs., 6.13%, 04/29/18	145,000	155,513

UAL Pass Through Trust, Series 2007-1, Class B, Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	103,182	112,081

	Principal Amount	Value

Airlines–(continued)

Series 2009-2, Class B, Sr. Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	$154,830	$174,473

United Airlines Pass Through Trust, Series 2014-1, Class B, Sec. Pass Through Ctfs., 4.75%, 04/11/22	75,000	75,750

United Continental Holdings Inc., Sr. Unsec. Gtd. Notes, 6.38%, 06/01/18	310,000	335,962

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/15	122,903	123,533

Series 2012-1, Class B, Sec. Pass Through Ctfs., 8.00%, 10/01/19	67,082	75,803

Series 2012-1, Class C, Sec. Pass Through Ctfs., 9.13%, 10/01/15	71,567	75,861

Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 5.38%, 11/15/21	35,000	35,744

Virgin Australia Pass Through Trust (Australia), Series 2013-1, Class B, Sec. Gtd. Pass Through Ctfs., 6.00%, 10/23/20(b)	289,000	305,617

		2,659,248

Alternative Carriers–1.10%

Level 3 Communications Inc., Sr. Unsec. Global Notes, 8.88%, 06/01/19	210,000	232,050

Level 3 Financing Inc., Sr. Unsec. Gtd. Floating Rate Notes, 3.85%, 01/15/18(b)(c)	121,000	123,571

Sr. Unsec. Gtd. Global Notes, 7.00%, 06/01/20	1,021,000	1,111,614

Sr. Unsec. Gtd. Notes, 6.13%, 01/15/21(b)	198,000	210,127

		1,677,362

Apparel Retail–0.99%

Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	687,000	738,525

L Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	160,000	169,800

8.50%, 06/15/19	100,000	121,875

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	80,000	90,300

7.00%, 05/01/20	150,000	172,125

Neiman Marcus Group LTD LLC., Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	185,000	204,887

		1,497,512

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Apparel, Accessories & Luxury Goods–0.46%

Levi Strauss & Co., Sr. Unsec. Global Notes, 6.88%, 05/01/22	$505,000	$556,762

PVH Corp., Sr. Unsec. Global Notes, 4.50%, 12/15/22	70,000	69,388

William Carter Co. (The), Sr. Unsec. Gtd. Notes, 5.25%, 08/15/21(b)	69,000	71,415

		697,565

Application Software–0.32%

Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	484,000	484,000

Auto Parts & Equipment–1.82%

American Axle & Manufacturing Inc., Sr. Unsec. Gtd. Notes, 6.25%, 03/15/21	230,000	246,388

Amsted Industries Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	160,000	161,400

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	270,000	291,600

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	365,000	382,337

Gestamp Funding Luxembourg S.A. (Spain), Sr. Sec. Gtd. Notes, 5.63%, 05/31/20(b)	220,000	228,250

Schaeffler Finance B.V. (Germany), Sr. Sec. Notes, 4.75%, 05/15/21(b)	200,000	205,000

Schaeffler Holding Finance B.V. (Germany), Sr. Sec. Gtd. PIK Notes, 6.88%, 08/15/18(b)	400,000	428,000

Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	764,000	821,300

		2,764,275

Automotive Retail–0.31%

CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	485,000	475,300

Biotechnology–0.14%

Grifols Worldwide Operations Ltd. (Spain), Sr. Unsec. Notes, 5.25%, 04/01/22(b)	200,000	206,000

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18(d)	120,000	2,400

		208,400

Broadcasting–0.74%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	438,000	470,302

Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/20	168,000	182,280

	Principal Amount	Value

Broadcasting–(continued)

LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	$388,000	$413,705

Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	50,000	52,063

		1,118,350

Building Products–4.05%

Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	1,060,000	1,152,750

Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	400,000	443,500

Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	1,010,000	1,083,225

Griffon Corp., Sr. Unsec. Gtd. Notes, 5.25%, 03/01/22(b)	392,000	390,040

Norbord Inc. (Canada), Sr. Sec. Notes, 5.38%, 12/01/20(b)	259,000	262,281

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	900,000	1,010,250

10.00%, 12/01/18	410,000	452,025

USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	101,000	107,818

7.88%, 03/30/20(b)	445,000	499,512

Sr. Unsec. Notes, 9.75%, 01/15/18	620,000	753,300

		6,154,701

Cable & Satellite–4.89%

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	415,000	421,225

Sr. Unsec. Gtd. Notes, 6.50%, 04/30/21	392,000	417,480

DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	1,217,000	1,271,765

Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	345,000	380,362

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	177,000	200,453

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 6.63%, 12/15/22	1,138,000	1,189,210

Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.75%, 06/01/21(b)	680,000	719,100

8.13%, 06/01/23(b)	165,000	175,725

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	400,000	438,000

Ono Finance II PLC (Spain), Sr. Unsec. Gtd. Notes, 10.88%, 07/15/19(b)	600,000	672,750

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Cable & Satellite–(continued)

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	$410,000	$446,900

ViaSat Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 06/15/20	605,000	649,619

VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	425,000	442,531

		7,425,120

Casinos & Gaming–3.29%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	512,000	568,960

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 10.00%, 12/15/15	246,000	218,633

Sr. Sec. Gtd. Global Notes, 9.00%, 02/15/20	545,000	491,862

9.00%, 02/15/20	195,000	175,988

11.25%, 06/01/17	145,000	140,288

Caesars Entertainment Resort Properties LLC, Sec. Notes, 11.00%, 10/01/21(b)	409,000	432,517

Sr. Sec. Notes, 8.00%, 10/01/20(b)	360,000	379,800

MCE Finance Ltd. (Macau), Sr. Unsec. Gtd. Notes, 5.00%, 02/15/21(b)	200,000	200,500

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	138,522

Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	180,000	198,450

6.75%, 10/01/20	239,000	265,888

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	855,000	993,937

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	435,000	473,062

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/22	305,000	318,725

		4,997,132

Coal & Consumable Fuels–1.18%

Arch Coal Inc., Sec. Gtd. Notes, 8.00%, 01/15/19(b)	331,000	329,345

CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/21	156,000	166,140

8.25%, 04/01/20	595,000	648,550

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.50%, 09/15/20	627,000	648,945

		1,792,980

	Principal Amount	Value

Communications Equipment–1.06%

Avaya Inc., Sec. Gtd. Notes, 10.50%, 03/01/21(b)	$205,000	$188,088

Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	925,000	921,531

9.00%, 04/01/19(b)	478,000	494,730

		1,604,349

Computer & Electronics Retail–0.46%

Rent-A-Center Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 11/15/20	680,000	704,650

Construction & Engineering–1.16%

Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	730,000	791,138

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	910,000	971,425

		1,762,563

Construction Machinery & Heavy Trucks–2.40%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	742,000	794,867

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19(b)	680,000	702,100

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/22	375,000	402,187

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	389,000	392,404

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	460,000	472,075

Oshkosh Corp., Sr. Unsec. Gtd. Notes, 5.38%, 03/01/22(b)	453,000	464,325

Terex Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 05/15/21	105,000	113,138

Sr. Unsec. Gtd. Notes, 6.50%, 04/01/20	40,000	43,700

Titan International Inc., Sr. Sec. Gtd. Notes, 6.88%, 10/01/20(b)	239,000	255,730

		3,640,526

Construction Materials–1.27%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/24(b)	300,000	301,500

Cemex S.A.B. de C.V. (Mexico), Sr. Sec. Gtd. Notes, 5.88%, 03/25/19(b)	630,000	658,680

7.25%, 01/15/21(b)	200,000	218,663

CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	120,000	129,300

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Construction Materials–(continued)

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	$398,000	$460,685

US Concrete, Inc., Sr. Sec. Gtd. Notes, 8.50%, 12/01/18(b)	153,000	165,622

		1,934,450

Consumer Finance–1.04%

Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	175,000	209,125

8.00%, 03/15/20	1,040,000	1,255,800

First Cash Financial Services, Inc., Sr. Unsec. Notes, 6.75%, 04/01/21(b)	108,000	111,105

		1,576,030

Data Processing & Outsourced Services–2.26%

CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	930,000	1,011,375

First Data Corp., Sec. Gtd. Notes, 8.25%, 01/15/21(b)	992,000	1,077,560

Sr. Unsec. Gtd. Global Notes, 12.63%, 01/15/21	286,000	341,412

Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	954,000	1,004,085

		3,434,432

Distillers & Vintners–0.17%

CEDC Finance Corp. International Inc. (Poland), Sr. Sec. Gtd. Global Notes, 8.00%, 04/30/18(e)	185,474	173,418

Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 3.75%, 05/01/21	53,000	52,072

6.00%, 05/01/22	25,000	27,719

		253,209

Diversified Banks–0.39%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub Notes, 6.13%, 12/15/22	195,000	204,521

Royal Bank of Scotland PLC (The) (United Kingdom), REGS, Unsec. Sub. Medium-Term Euro Notes, 9.50%, 03/16/22(b)	334,000	392,328

		596,849

Diversified Chemicals–0.14%

INEOS Group Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.88%, 02/15/19(b)	200,000	205,000

	Principal Amount	Value

Diversified Metals & Mining–1.49%

FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	$856,000	$926,620

HudBay Minerals Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 9.50%, 10/01/20	181,000	195,480

Sr. Unsec. Gtd. Notes, 9.50%, 10/01/20(b)	52,000	55,900

Vedanta Resources PLC (India), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	395,000	449,442

REGS, Sr. Unsec. Euro Notes, 6.00%, 01/31/19(b)	200,000	201,000

Walter Energy, Inc., Sr. Sec. Gtd. Notes, 9.50%, 10/15/19(b)	312,000	319,020

Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	183,000	117,577

		2,265,039

Electric Utilities–0.00%

LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(d)	275,000	0

Electrical Components & Equipment–0.18%

Belden Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 09/01/22(b)	270,000	272,700

Environmental & Facilities Services–0.46%

ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	161,000	176,094

Clean Harbors Inc., Sr. Unsec. Gtd. Global Notes, 5.13%, 06/01/21	140,000	143,150

5.25%, 08/01/20	199,000	205,965

EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	160,000	171,000

		696,209

Forest Products–0.20%

Boise Cascade Co., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/01/20	284,000	305,300

Emerald Plantation Holdings Ltd. (Cayman Islands), Sr. Sec. Gtd. Global PIK Notes, 6.00%, 01/30/20(f)	6,933	5,304

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)(d)(f)	40,000	200

		310,804

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Gas Utilities–1.03%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/22	$350,000	$384,125

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	785,000	820,325

Sr. Unsec. Notes, 6.75%, 01/15/22(b)	127,000	133,033

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	203,000	225,076

		1,562,559

Gold–0.31%

Eldorado Gold Corp. (Canada), Sr. Unsec. Notes, 6.13%, 12/15/20(b)	260,000	260,736

New Gold Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/20(b)	96,000	101,605

Sr. Unsec. Notes, 6.25%, 11/15/22(b)	109,000	111,548

		473,889

Health Care Equipment–0.86%

Biomet Inc., Sr. Unsec. Gtd. Global Notes, 6.50%, 08/01/20	251,000	271,394

Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 10/01/20	608,000	650,560

Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	360,000	387,450

		1,309,404

Health Care Facilities–2.44%

Aviv Healthcare Properties L.P./Aviv Healthcare Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 10/15/21	49,000	51,327

Community Health Systems Inc., Sr. Sec. Gtd. Notes, 5.13%, 08/01/21(b)	143,000	147,469

Sr. Unsec. Gtd. Notes, 6.88%, 02/01/22(b)	620,202	651,987

HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	859,000	924,499

HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	260,000	281,450

Sr. Sec. Gtd. Notes, 3.75%, 03/15/19	105,000	105,919

Tenet Healthcare Corp., Sr. Sec. Gtd. Notes, 6.00%, 10/01/20(b)	395,000	425,119

Sr. Unsec. Global Notes, 6.75%, 02/01/20	435,000	460,012

8.00%, 08/01/20	180,000	197,550

8.13%, 04/01/22	402,000	452,250

		3,697,582

	Principal Amount	Value

Health Care Services–0.56%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 08/15/22	$140,000	$149,800

MPH Acquisitions Holdings LLC, Sr. Unsec. Notes, 6.63%, 04/01/22(b)	286,000	294,580

Prospect Medical Holdings Inc., Sr. Sec. Notes, 8.38%, 05/01/19(b)	375,000	412,500

		856,880

Homebuilding–2.77%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	475,000	476,187

Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	360,000	387,900

Sr. Unsec. Gtd. Notes, 9.13%, 06/15/18	215,000	228,706

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	352,000	384,560

Sr. Unsec. Gtd. Global Notes, 6.25%, 01/15/16	351,000	369,427

Sr. Unsec. Gtd. Notes, 7.00%, 01/15/19(b)	400,000	412,000

7.50%, 05/15/16	125,000	134,219

11.88%, 10/15/15	85,000	96,900

KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	181,000	195,480

7.50%, 09/15/22	105,000	115,238

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/22	166,000	161,850

6.95%, 06/01/18	520,000	588,250

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	450,000	487,125

Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	163,000	162,593

		4,200,435

Hotels, Resorts & Cruise Lines–0.10%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	130,000	152,100

Household Products–0.61%

Reynolds Group Issuer Inc./LLC, Sr. Sec. Gtd. Global Notes, 5.75%, 10/15/20	435,000	457,294

Sr. Unsec. Gtd. Global Notes, 9.88%, 08/15/19	420,000	471,450

		928,744

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–1.38%

AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	$640,000	$734,400

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	233,000	262,708

7.88%, 05/15/21	567,000	625,117

Sr. Unsec. Gtd. Notes, 6.25%, 07/15/22(b)	298,000	307,685

Red Oak Power LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	158,829	167,763

		2,097,673

Industrial Conglomerates–0.34%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	485,000	517,738

Industrial Machinery–0.50%

CBC Ammo LLC/CBC FinCo Inc. (Brazil), Sr. Unsec. Notes, 7.25%, 11/15/21(b)	304,000	309,320

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	35,000	37,888

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	384,000	408,000

		755,208

Integrated Telecommunication Services–0.14%

Altice Financing S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 01/15/22(b)	200,000	212,167

Internet Software & Services–0.63%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	905,000	957,037

Leisure Facilities–0.16%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.25%, 03/15/21	235,000	238,525

Managed Health Care–0.10%

WellCare Health Plans, Inc., Sr. Unsec. Notes, 5.75%, 11/15/20	142,000	150,165

Marine–0.42%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%, 11/15/21(b)	603,000	642,195

	Principal Amount	Value

Movies & Entertainment–1.46%

AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 02/15/22(b)	$245,000	$250,513

DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	375,000	407,812

Live Nation Entertainment Inc., Sr. Unsec. Gtd. Notes, 7.00%, 09/01/20(b)	705,000	774,619

Outerwall, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 03/15/19	750,000	785,625

		2,218,569

Multi-Line Insurance–0.07%

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	88,000	103,620

Oil & Gas Drilling–1.69%

Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	79,000	85,221

Odebrecht Offshore Drilling Finance Ltd. (Brazil), Sr. Sec. Gtd. Notes, 6.63%, 10/01/22(b)	200,000	207,638

Parker Drilling Co., Sr. Unsec. Gtd. Global Notes, 7.50%, 08/01/20	650,000	697,125

Sr. Unsec. Gtd. Notes, 6.75%, 07/15/22(b)	30,000	31,125

Pioneer Energy Services Corp., Sr. Unsec. Gtd. Notes, 6.13%, 03/15/22(b)	684,000	695,970

Precision Drilling Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 12/15/21	585,000	631,800

6.63%, 11/15/20	206,000	222,480

		2,571,359

Oil & Gas Equipment & Services–1.82%

Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	694,000	740,845

Calfrac Holdings L.P. (Canada), Sr. Unsec. Gtd. Notes, 7.50%, 12/01/20(b)	199,000	209,945

Exterran Partners L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	904,000	902,870

Sr. Unsec. Gtd. Notes, 6.00%, 10/01/22(b)	288,000	283,308

Gulfmark Offshore Inc., Sr. Unsec. Global Notes, 6.38%, 03/15/22	520,000	540,800

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	74,000	78,163

		2,755,931

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–6.09%

Antero Resources Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/01/20	$252,000	$269,640

Sr. Unsec. Gtd. Notes, 5.38%, 11/01/21(b)	278,000	283,212

Berry Petroleum Co. LLC, Sr. Unsec. Notes, 6.38%, 09/15/22	267,000	277,680

6.75%, 11/01/20	378,000	400,680

Bonanza Creek Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/21	235,000	252,038

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/22	540,000	584,550

8.25%, 09/01/21	290,000	318,275

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	165,000	187,275

Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	200,000	225,375

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	490,000	536,550

Energy XXI Gulf Coast, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 12/15/21(b)	536,000	561,460

EV Energy Partners L.P./EV Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/15/19	581,000	605,692

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	227,000	229,270

Halcon Resources Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/21	373,000	387,920

Sr. Unsec. Gtd. Notes, 9.75%, 07/15/20(b)	297,000	320,760

Kodiak Oil & Gas Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 02/01/22	94,000	96,820

Laredo Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	55,000	61,463

MEG Energy Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.50%, 03/15/21(b)	830,000	877,725

QEP Resources Inc., Sr. Unsec. Global Notes, 5.25%, 05/01/23	215,000	215,000

Sr. Unsec. Notes, 5.38%, 10/01/22	226,000	229,108

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	80,000	82,000

5.75%, 06/01/21	257,000	276,917

Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	146,000	150,015

Sr. Unsec. Gtd. Notes, 5.88%, 06/01/22	236,000	242,490

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

SandRidge Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	$488,000	$523,380

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	270,000	292,950

Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	710,000	765,912

		9,254,157

Oil & Gas Refining & Marketing–0.04%

Calumet Specialty Products Partners L.P./Calumet Finance Corp., Sr. Unsec. Gtd. Notes, 6.50%, 04/15/21(b)	65,000	65,325

Oil & Gas Storage & Transportation–5.39%

Access Midstream Partners L.P./ACMP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 07/15/22	290,000	312,837

Sr. Unsec. Gtd. Notes, 4.88%, 03/15/24	257,000	257,643

Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/20	480,000	514,800

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	767,000	806,309

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	888,000	1,021,200

Kenan Advantage Group Inc. (The), Sr. Unsec. Notes, 8.38%, 12/15/18(b)	583,000	617,980

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	723,000	746,497

6.50%, 08/15/21	123,000	133,609

NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 10/15/21(b)	768,000	802,560

Penn Virginia Resource Partners L.P./Penn Virginia Resource Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.50%, 05/15/21	296,000	317,460

8.38%, 06/01/20	239,000	269,771

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/01/20	120,000	125,250

Sr. Unsec. Gtd. Notes, 6.50%, 07/15/21	549,000	592,920

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 08/01/22	$83,000	$88,395

6.88%, 02/01/21	538,000	581,040

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	160,000	182,800

Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	374,000	395,505

6.13%, 10/15/21	116,000	123,830

Sr. Unsec. Gtd. Notes, 5.88%, 10/01/20(b)	272,000	286,960

		8,177,366

Other Diversified Financial Services–0.55%

Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec. Notes, 7.38%, 04/01/20(b)	400,000	422,000

Oxford Finance LLC/Oxford Finance Co-Issuer Inc., Sr. Unsec. Notes, 7.25%, 01/15/18(b)	385,000	410,025

		832,025

Packaged Foods & Meats–3.00%

Bertin S.A./Bertin Finance Ltd. (Brazil), Sr. Unsec. Gtd. Bonds, 10.25%, 10/05/16(b)	200,000	228,000

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/16	627,000	641,107

Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	851,000	883,976

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/20(b)	281,000	300,670

JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	200,000	200,000

JBS S.A. (Brazil), Sr. Unsec. Notes, 10.50%, 08/04/16 (Acquired 08/30/13 to 02/24/14; Cost $328,669)(b)	300,000	342,750

REGS, Sr. Unsec. Euro Notes, 10.50%, 08/04/16(b)	300,000	339,375

JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	165,000	175,519

Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	327,000	354,386

Sr. Unsec. Gtd. Notes, 6.75%, 12/01/21(b)	114,000	121,553

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	365,000	398,762

	Principal Amount	Value

Packaged Foods & Meats–(continued)

Smithfield Foods Inc., Sr. Unsec. Notes, 5.25%, 08/01/18(b)	$100,000	$104,500

5.88%, 08/01/21(b)	100,000	104,250

6.63%, 08/15/22	91,000	98,394

Wells Enterprises Inc., Sr. Sec. Notes, 6.75%, 02/01/20(b)	256,000	263,680

		4,556,922

Paper Packaging–0.11%

Beverage Packaging Holdings Luxembourg II S.A., Sr. Unsec. Gtd. Notes, 5.63%, 12/15/16(b)	61,000	62,525

Sr. Unsec. Gtd. Sub. Notes, 6.00%, 06/15/17(b)	99,000	102,341

		164,866

Paper Products–0.56%

Neenah Paper Inc., Sr. Unsec. Gtd. Notes, 5.25%, 05/15/21(b)	84,000	84,000

PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	735,000	760,725

		844,725

Personal Products–0.51%

Albea Beauty Holdings S.A. (France), Sr. Sec. Gtd. Notes, 8.38%, 11/01/19(b)	704,000	767,689

Pharmaceuticals–1.18%

Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 12/01/21(b)	478,000	505,485

6.38%, 10/15/20(b)	315,000	342,562

6.75%, 08/15/21(b)	201,000	218,588

7.25%, 07/15/22(b)	116,000	128,905

7.50%, 07/15/21(b)	525,000	594,562

		1,790,102

Real Estate Services–0.21%

CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	295,000	316,388

Regional Banks–1.14%

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	315,000	359,494

Unsec. Sub. Global Notes, 5.13%, 06/15/17	830,000	875,650

Zions Bancorp., Series I, Jr. Unsec. Sub. Notes, 5.80% (g)	530,000	495,550

		1,730,694

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Research & Consulting Services–0.15%

FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.00%, 11/15/22	$125,000	$127,813

6.75%, 10/01/20	95,000	102,600

		230,413

Security & Alarm Services–0.20%

ADT Corp. (The), Sr. Unsec. Notes, 6.25%, 10/15/21(b)	292,000	302,950

Semiconductor Equipment–0.67%

Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	705,000	757,875

Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	248,000	254,200

		1,012,075

Semiconductors–1.98%

Advanced Mico Devices, Inc., Sr. Unsec. Notes, 6.75%, 03/01/19(b)	158,000	159,580

Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	643,000	681,580

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	349,000	386,518

10.75%, 08/01/20	320,000	372,800

Micron Technology Inc., Sr. Unsec. Notes, 5.88%, 02/15/22(b)	526,000	554,272

NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	800,000	856,000

		3,010,750

Specialized Finance–2.19%

Aircastle Ltd., Sr. Unsec. Global Notes, 6.25%, 12/01/19	461,000	499,609

7.63%, 04/15/20	370,000	423,650

Sr. Unsec. Notes, 4.63%, 12/15/18	91,000	93,502

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	396,000	411,840

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	350,000	378,000

Fly Leasing Ltd. (Ireland), Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	621,000	652,050

International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/22	265,000	281,066

Sr. Unsec. Notes, 8.25%, 12/15/20	485,000	587,305

		3,327,022

	Principal Amount	Value

Specialized REIT’s–0.23%

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	$320,000	$347,200

Specialty Chemicals–1.27%

Axalta Coating Systems US Holdings Inc. /Axalta Coating Systems Dutch Holding B.V., Sr. Unsec. Gtd. Notes, 7.38%, 05/01/21(b)	150,000	163,875

Chemtura Corp., Sr. Unsec. Gtd. Notes, 5.75%, 07/15/21	211,000	219,968

Eagle Spinco Inc., Sr. Unsec. Gtd. Notes, 4.63%, 02/15/21(b)	75,000	74,531

Magnetation LLC/ Mag Finance Corp., Sr. Sec. Gtd. Notes, 11.00%, 05/15/18(b)	698,000	783,505

PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	425,000	429,781

PQ Corp., Sec. Notes, 8.75%, 05/01/18(b)	240,000	263,700

		1,935,360

Specialty Stores–0.66%

Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	369,000	374,074

Sally Holdings LLC/Sally Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.50%, 11/01/23	236,000	241,310

Sr. Unsec. Gtd. Notes, 5.75%, 06/01/22	370,000	392,662

		1,008,046

Steel–1.89%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.00%, 03/01/21	725,000	776,833

6.75%, 02/25/22	150,000	165,679

Steel Dynamics Inc., Sr. Unsec. Gtd. Global Notes, 6.13%, 08/15/19	487,000	533,265

6.38%, 08/15/22	110,000	120,450

SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	630,000	675,675

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	40,000	43,100

Sr. Unsec. Notes, 7.38%, 04/01/20	500,000	547,500

		2,862,502

Technology Distributors–0.22%

Anixter Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/19	315,000	337,838

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount	Value

Tires & Rubber–0.07%

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 6.50%, 03/01/21	$100,000	$109,750

Trading Companies & Distributors–0.20%

United Rentals North America Inc., Sec. Gtd. Global Notes, 5.75%, 07/15/18	40,000	42,900

Sr. Unsec. Global Notes, 8.25%, 02/01/21	235,000	264,669

		307,569

Trucking–0.40%

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 5.88%, 10/15/20	25,000	26,813

7.38%, 01/15/21	521,000	576,356

		603,169

Wireless Telecommunication Services–4.95%

Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/20(b)	400,000	430,000

Digicel Ltd. (Jamaica), Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	410,500

eAccess Ltd. (Japan), Sr. Unsec. Gtd. Notes, 8.25%, 04/01/18(b)	200,000	219,000

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	710,000	760,587

SBA Communications Corp., Sr. Unsec. Global Notes, 5.63%, 10/01/19	275,000	289,438

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	670,000	738,675

Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	391,000	399,798

7.00%, 08/15/20	336,000	367,080

11.50%, 11/15/21	150,000	199,125

Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	165,000	190,988

9.00%, 11/15/18(b)	350,000	429,625

Sprint Corp., Sr. Unsec. Gtd. Notes, 7.88%, 09/15/23(b)	151,000	166,855

T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/21	297,000	316,305

6.63%, 04/01/23	845,000	902,037

Sr. Unsec. Gtd. Notes, 6.54%, 04/28/20	143,000	154,440

6.63%, 04/28/21	299,000	322,546

6.84%, 04/28/23	287,000	309,243

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	855,000	904,162

		7,510,404

Total U.S. Dollar Denominated Bonds and Notes (Cost $134,839,174)		133,082,375

	Principal Amount		Value

Non-U.S. Dollar Denominated Bonds & Notes–7.12%(h)

Apparel, Accessories & Luxury Goods–0.31%

Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	315,000	$469,744

Auto Parts & Equipment–0.34%

Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	360,000	512,381

Broadcasting–0.53%

Central European Media Enterprises Ltd. (Czech Republic), REGS, Jr. Sec. Gtd. Euro Notes, 11.63%, 09/15/16(b)	EUR	335,000	492,070

CET 21 spol sro (Czech Republic), Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	215,000	319,138

			811,208

Cable & Satellite–0.14%

Nara Cable Funding Ltd. (Spain), Sr. Sec. Gtd. Notes, 8.88%, 12/01/18(b)	EUR	140,000	210,704

Casinos & Gaming–0.66%

Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.88%, 09/01/18(b)	GBP	220,000	394,293

Great Canadian Gaming Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.63%, 07/25/22(b)	CAD	455,000	440,469

William Hill PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 4.25%, 06/05/20	GBP	100,000	164,219

			998,981

Construction & Engineering–0.10%

Astaldi SpA (Italy), REGS, Sr. Unsec. Euro Notes, 7.13%, 12/01/20(b)	EUR	105,000	155,887

Construction Materials–0.70%

Manutencoop Facility Management SpA (Italy), Sr. Sec. Gtd. Notes, 8.50%, 08/01/20(b)	EUR	230,000	352,494

REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(b)	EUR	100,000	153,258

Obrascon Huarte Lain S.A. (Spain), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.63%, 03/15/20(b)	EUR	100,000	155,324

Spie BondCo 3 SCA (Luxembourg), REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 11.00%, 08/15/19(b)	EUR	255,000	403,103

			1,064,179

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Principal Amount		Value

Food Distributors–0.59%

Bakkavor Finance 2 PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 02/15/18(b)	GBP	505,000	$901,924

Hotels, Resorts & Cruise Lines–0.42%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 7.75%, 06/15/20(b)	EUR	180,000	274,620

Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	200,000	368,868

			643,488

Independent Power Producers & Energy Traders–0.24%

Infinis PLC (United Kingdom), Sr. Sec. Notes, 7.00%, 02/15/19(b)	GBP	200,000	364,283

Internet Software & Services–0.26%

Adria Bidco B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	280,000	401,157

Metal & Glass Containers–0.11%

Greif Neveda Holdings Inc., SCS, REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.38%, 07/15/21(b)	EUR	105,000	170,511

Multi-Sector Holdings–0.37%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	110,000	193,673

REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	210,000	369,739

			563,412

Other Diversified Financial Services–1.33%

AG Spring Finance II Ltd. (Spain), Sr. Sec. Notes, 9.50%, 06/01/19(b)	EUR	120,000	176,471

REGS, Sr. Sec. Euro Notes, 9.50%, 06/01/19(b)	EUR	250,000	367,647

Boats Investments Netherlands B.V. (Netherlands), REGS - Series 97, Sr. Sec. PIK Medium-Term Mortgage Euro Notes, 11.00%, 03/31/17(b)	EUR	101,193	70,398

Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	115,000	219,529

Financiere Gaillon 8 SAS (France), Sr. Unsec. Notes, 7.00%, 09/30/19(b)	EUR	280,000	389,103

	Principal Amount		Value

Other Diversified Financial Services–(continued)

GCS Holdco Finance I S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 6.50%, 11/15/18(b)	EUR	127,000	$186,546

Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	320,000	606,861

			2,016,555

Personal Products–0.11%

Albea Beauty Holdings S.A. (France), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.75%, 11/01/19(b)	EUR	110,000	168,599

Pharmaceuticals–0.32%

Rottapharm Ltd. (Italy), REGS, Sr. Unsec. Gtd. Sub. Euro Notes, 6.13%, 11/15/19(b)	EUR	330,000	486,222

Research & Consulting Services–0.13%

La Financiere Atalian S.A. (France), REGS, Sr. Unsec. Gtd. Euro Bonds, 7.25%, 01/15/20(b)	EUR	130,000	191,821

Specialized Finance–0.12%

HSS Financing PLC (United Kingdom), Sr. Sec. Gtd. Notes, 6.75%, 08/01/19(b)	GBP	100,000	173,806

Trucking–0.14%

Avis Budget Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 6.00%, 03/01/21(b)	EUR	140,000	204,933

Wireless Telecommunication Services–0.20%

Matterhorn Mobile Holdings S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 8.25%, 02/15/20(b)	EUR	100,000	151,364

Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	100,000	145,309

			296,673

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $10,083,403)			10,806,468

	Shares

Common Stocks & Other Equity Interests–0.90%

Automobile Manufacturers–0.52%

General Motors Co. (i)		14,296	492,053

General Motors Co. -Wts. expiring 07/10/16(i)(j)		5,864	145,655

General Motors Co. -Wts. expiring 07/10/19(i)(j)		5,864	102,087

Motors Liquidation Co. GUC Trust (j)		1,538	44,456

			784,251

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

	Shares	Value

Broadcasting–0.01%

Adelphia Communications Corp. (k)	3,280	$2,558

Adelphia Recovery Trust -Series ACC-1 (k)	318,570	1,912

Adelphia Recovery Trust -Series Arahova (k)	109,170	2,183

		6,653

Construction Materials–0.14%

U.S. Concrete, Inc. (j)	9,253	217,445

Forest Products–0.00%

Emerald Plantation Holdings Ltd. (Cayman Islands)(f)(j)	6,205	1,365

Independent Power Producers & Energy Traders–0.00%

SW Acquisition L.P. (j)	1	0

Integrated Telecommunication Services–0.16%

Hawaiian Telcom Holdco Inc. -Wts. expiring 10/28/15(l)	1,527	23,669

Largo Ltd. -Class A (Luxembourg)(j)	17,563	21,920

Largo Ltd. -Class B (Luxembourg)(j)	158,069	197,287

		242,876

Paper Products–0.06%

NewPage Holdings Inc. (Acquired 07/21/11 to 08/29/11; Cost $245,385)(b)(m)	1,140	95,760

Semiconductors–0.01%

Magnachip Semiconductor Corp. (South Korea)(j)	1,372	19,126

Total Common Stocks & Other Equity Interests (Cost $2,625,297)		1,367,476

	Principal Amount	Value

Variable Rate Senior Loan Interests–0.64%

Apparel Retail–0.25%

Men’s Wearhouse Inc. (The), PIK Sr. Unsec. Gtd. Term Loan, 0.00%, 03/11/15(n)(o)	$375,000	$375,000

Paper Packaging–0.39%

Signode Industrial Group U.S. Inc. (Bermuda), PIK Unsec. Gtd. Term Loan, 0.00%, 03/10/15(n)(o)	600,000	600,000

Total Variable Rate Senior Loan Interests (Cost $975,000)		975,000

	Shares

Preferred Stock–0.42%

Multi-Line Insurance–0.42%

Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd. (Cost $556,393)	21,677	642,073

Money Market Funds–1.77%

Liquid Assets Portfolio –Institutional Class (p)	1,345,850	1,345,850

Premier Portfolio –Institutional Class (p)	1,345,849	1,345,849

Total Money Market Funds (Cost $2,691,699)		2,691,699

TOTAL INVESTMENTS–98.50% (Cost $151,770,966)		149,565,091

OTHER ASSETS LESS LIABILITIES–1.50%		2,274,134

NET ASSETS–100.00%		$151,839,225

Investment Abbreviations:

CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred

PIK	—	Payment in Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Wts.	—	Warrants

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $62,494,907, which represented 41.16% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2014.

(d)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2014 was $2,600, which represented less than 1% of the Fund’s Net Assets.

(e)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(f)	Acquired as part of the Sino-Forest Corp. reorganization.

(g)	Perpetual bond with no specified maturity date.

(h)	Foreign denominated security. Principal amount is denominated in currency indicated.

(i)	Acquired as part of the General Motors reorganization.

(j)	Non-income producing security.

(k)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(l)	Non-income producing security acquired as part of the Hawaiian Telcom bankruptcy reorganization.

(m)	Non-income producing security acquired as part of the NewPage Corp. bankruptcy reorganization.

(n)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 4.

(o)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”), and may be subject to contractual and legal restrictions on sale. Senior secured corporate loans and senior secured debt securities in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Inter-Bank Offered Rate (“LIBOR”), on set dates, typically every 30 days but not greater than one year; and/or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(p)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Invesco V.I. High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities – The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts

Invesco V.I. High Yield Fund

E.	Foreign Currency Translations – (continued)

actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in Corporate Loans and Corporate Debt Securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
H.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the designation of collateral by the counterparty to cover the Fund’s exposure to the counterparty.

Invesco V.I. High Yield Fund

H.	Swap Agreements – (continued)

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

I.	Bank Loan Risk Disclosures – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund manages counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
J.	Leverage Risk – Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Other Risks – The Fund invests in Corporate Loans from U.S. or non-U.S. companies. The investment of the Fund in a Corporate Loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders or one of the participants in the syndicate, one or more of which administers the loan on behalf of all the Lenders, the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Corporate Loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Invesco V.I. High Yield Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$4,339,267	$361,981	$ 0	$4,701,248
Corporate Debt Securities	--	134,057,375	0	134,057,375
Foreign Debt Securities	--	10,806,468	--	10,806,468
	4,339,267	145,225,824	0	149,565,091
Forward Foreign Currency Contracts*	--	(9,620)	--	(9,620)
Total Investments	$4,339,267	$142,216,204	$ 0	$149,555,471

* Unrealized appreciation (depreciation).

NOTE 3 -- Derivative Investments

Open Forward Foreign Currency Contracts at Period-End
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
04/14/14	Citigroup Global Markets Inc.	GBP	796,044	USD	1,321,685	$1,327,045	$(5,360)
04/29/14	RBC Capital Markets, LLC	CAD	528,000	USD	471,968	477,398	(5,430)
06/05/14	Citigroup Global Markets Inc.	EUR	5,056,822	USD	6,964,520	6,965,271	(751)
06/05/14	RBC Capital Markets, LLC	GBP	1,472,025	USD	2,454,837	2,452,998	1,839
06/05/14	Citigroup Global Markets Inc.	USD	137,753	EUR	100,069	137,835	82
Total open forward foreign currency contracts							$(9,620)

Currency Abbreviations:

CAD -- Canadian Dollar

EUR -- Euro

GBP -- British Pound Sterling

USD -- U.S. Dollar

Invesco V.I. High Yield Fund

NOTE 4 -- Unfunded Loan Commitments

As of March 31, 2014, the Fund had unfunded loan commitments, which could be extended at the option of the borrower, pursuant to the following loan agreements with the following borrowers:

Borrower		Principal Amount	Value
Men’s Wearhouse Inc. (The)	Term Loan	$375,000	$375,000
Signode Industrial Group U.S. Inc.	Term Loan	600,000	600,000
		$975,000	$975,000

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $36,735,614 and $30,191,261, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,983,087
Aggregate unrealized (depreciation) of investment securities	(9,298,356)
Net unrealized appreciation (depreciation) of investment securities	$(2,315,269)
Cost of investments for tax purposes is $151,880,360.

NOTE 6 -- Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the three months ended March 31, 2014, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Bank of America, N.A.	$375,000	$375,000
Goldman Sachs Bank USA	600,000	600,000
Total	$975,000	$975,000

Invesco V.I. High Yield Fund

Invesco V.I. International Growth Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VIIGR-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–91.06%

Australia–3.35%

Amcor Ltd.	2,772,211	$26,712,155

Brambles Ltd.	2,299,285	19,745,625

CSL Ltd.	193,970	12,512,994

		58,970,774

Belgium–1.50%

Anheuser-Busch InBev N.V.	250,843	26,364,958

Brazil–3.31%

Banco Bradesco S.A. -ADR	1,731,105	23,664,205

BM&FBovespa S.A.	6,179,200	30,664,518

BRF S.A.	199,748	3,999,362

		58,328,085

Canada–7.49%

Agrium Inc.	125,863	12,267,458

Canadian National Railway Co.	255,657	14,366,105

Cenovus Energy Inc.	505,180	14,611,965

CGI Group Inc. -Class A (a)	670,391	20,700,665

Encana Corp.	944,554	20,176,350

Fairfax Financial Holdings Ltd.	37,957	16,483,633

Suncor Energy, Inc.	950,390	33,198,732

		131,804,908

China–3.55%

Baidu, Inc. -ADR(a)	168,124	25,618,735

Belle International Holdings Ltd.	1,219,000	1,214,835

CNOOC Ltd.	12,872,000	19,457,779

Industrial & Commercial Bank of China Ltd. -Class H	26,460,000	16,272,056

		62,563,405

Denmark–2.53%

Carlsberg AS -Class B	242,001	24,114,499

Novo Nordisk AS -Class B	448,996	20,482,041

		44,596,540

France–4.79%

Publicis Groupe S.A.	349,682	31,625,474

Schneider Electric S.A.	223,332	19,854,920

Total S.A.	498,732	32,755,503

		84,235,897

Germany–7.35%

Adidas AG	136,983	14,839,798

Allianz S.E.	139,136	23,518,370

Deutsche Boerse AG	241,944	19,254,860

Deutsche Post AG	486,072	18,059,457

Deutsche Telekom AG	1,201,510	19,433,321

	Shares	Value

Germany–(continued)

SAP AG	423,727	$34,299,758

		129,405,564

Hong Kong–3.27%

Galaxy Entertainment Group Ltd. (a)	3,647,000	31,851,102

Hutchison Whampoa Ltd.	1,934,000	25,675,001

		57,526,103

Ireland–1.29%

Shire PLC	462,527	22,760,252

Israel–1.92%

Teva Pharmaceutical Industries Ltd. -ADR	639,376	33,784,628

Japan–5.59%

Denso Corp.	269,100	12,899,698

FANUC Corp.	108,900	19,173,386

Japan Tobacco, Inc.	417,000	13,089,324

Keyence Corp.	39,100	16,084,795

Komatsu Ltd.	478,637	9,914,027

Toyota Motor Corp.	484,200	27,248,860

		98,410,090

Mexico–1.88%

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	97,207	9,063,581

Grupo Televisa S.A.B. -ADR	721,576	24,021,265

		33,084,846

Netherlands–1.15%

Unilever N.V.	491,894	20,217,186

Singapore–2.64%

Keppel Corp. Ltd.	2,627,661	22,750,221

United Overseas Bank Ltd.	1,375,000	23,719,526

		46,469,747

South Korea–3.18%

Hyundai Mobis	94,260	27,953,835

Samsung Electronics Co., Ltd.	22,226	28,099,703

		56,053,538

Spain–1.14%

Amadeus IT Holding S.A. -Class A	484,393	20,141,280

Sweden–2.50%

Investor AB -Class B	745,559	27,010,112

Telefonaktiebolaget LM Ericsson -Class B	1,270,355	16,917,917

		43,928,029

Switzerland–9.25%

ABB Ltd.	974,209	25,225,506

Julius Baer Group Ltd.	395,370	17,574,981

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

	Shares	Value

Switzerland–(continued)

Nestle S.A.	312,828	$ 23,572,566

Novartis AG	231,412	19,656,185

Roche Holding AG	124,328	37,373,435

Syngenta AG	64,883	24,611,792

UBS AG	716,682	14,803,861

		162,818,326

Taiwan–1.87%

Taiwan Semiconductor Manufacturing Co. Ltd. -ADR	1,641,869	32,870,217

Thailand–0.86%

Kasikornbank PCL -NVDR	2,734,300	15,054,733

Turkey–1.05%

Akbank T.A.S.	5,820,454	18,495,765

United Kingdom–18.00%

Aberdeen Asset Management PLC	2,527,519	16,478,844

British American Tobacco PLC	628,427	34,988,105

British Sky Broadcasting Group PLC	2,159,715	32,917,541

Centrica PLC	2,833,599	15,604,704

Compass Group PLC	2,526,418	38,615,087

Informa PLC	1,634,444	14,451,768

Kingfisher PLC	2,540,387	17,884,443

Next PLC	150,651	16,609,370

Reed Elsevier PLC	3,215,794	49,179,263

Royal Dutch Shell PLC -Class B	695,032	27,120,716

Smith & Nephew PLC	1,465,614	22,211,157

WPP PLC	1,484,781	30,717,885

		316,778,883

United States–1.60%

Avago Technologies Ltd.	437,408	28,173,449

Total Common Stocks & Other Equity Interests (Cost $1,074,419,422)		1,602,837,203

Money Market Funds–8.67%

Liquid Assets Portfolio –Institutional Class (b)	76,288,212	76,288,212

Premier Portfolio –Institutional Class (b)	76,288,211	76,288,211

Total Money Market Funds (Cost $152,576,423)		152,576,423

TOTAL INVESTMENTS–99.73% (Cost $1,226,995,845)		1,755,413,626

OTHER ASSETS LESS LIABILITIES–0.27%		4,834,166

NET ASSETS–100.00%		$ 1,760,247,792

Investment Abbreviations:

ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. International Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. International Growth Fund

E.	Forward Foreign Currency Contracts –(continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco V.I. International Growth Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2014, there were transfers from Level 1 to Level 2 of $ 280,020,135 and from Level 2 to Level 1 of $219,086,290, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$58,970,774	$--	$--	$58,970,774

Belgium	--	26,364,958	--	26,364,958

Brazil	58,328,085	--	--	58,328,085

Canada	131,804,908	--	--	131,804,908

China	43,105,626	19,457,779	--	62,563,405

Denmark	--	44,596,540	--	44,596,540

France	--	84,235,897	--	84,235,897

Germany	95,132,444	34,273,120	--	129,405,564

Hong Kong	--	57,526,103	--	57,526,103

Ireland	--	22,760,252	--	22,760,252

Israel	33,784,628	--	--	33,784,628

Japan	35,903,049	62,507,041	--	98,410,090

Mexico	33,084,846	--	--	33,084,846

Netherlands	20,217,186	--	--	20,217,186

Singapore	22,750,221	23,719,526	--	46,469,747

South Korea	--	56,053,538	--	56,053,538

Spain	--	20,141,280	--	20,141,280

Sweden	16,917,917	27,010,112	--	43,928,029

Switzerland	14,803,861	148,014,465	--	162,818,326

Taiwan	32,870,217	--	--	32,870,217

Thailand	--	15,054,733	--	15,054,733

Turkey	18,495,765	--	--	18,495,765

United Kingdom	49,331,873	267,447,010	--	316,778,883

United States	180,749,872	--	--	180,749,872

Total Investments	$846,251,272	$909,162,354	$--	$1,755,413,626

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $87,385,838 and $134,878,507, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$520,972,094

Aggregate unrealized (depreciation) of investment securities	(16,333,727)

Net unrealized appreciation of investment securities	$504,638,367

Cost of investments for tax purposes is $1,250,775,259.

Invesco V.I. International Growth Fund

Invesco V.I. Utilities Fund
Effective April 30, 2014, after the close of the reporting period, Invesco V.I. Utilities Fund was renamed Invesco V.I. Managed Volatility Fund.
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us I-VIMGV-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks–96.43%

Electric Utilities–51.44%

American Electric Power Co., Inc.	69,060	$3,498,580

Duke Energy Corp.	42,829	3,050,281

Edison International	43,071	2,438,249

Entergy Corp.	21,036	1,406,257

Exelon Corp.	108,475	3,640,421

Great Plains Energy Inc.	53,694	1,451,886

NextEra Energy, Inc.	6,963	665,802

Northeast Utilities	55,564	2,528,162

Pepco Holdings, Inc.	160,971	3,296,686

Pinnacle West Capital Corp.	27,747	1,516,651

Portland General Electric Co.	109,866	3,553,066

PPL Corp.	60,232	1,996,088

Southern Co. (The)	63,598	2,794,496

Xcel Energy, Inc.	90,468	2,746,609

		34,583,234

Gas Utilities–7.05%

AGL Resources Inc.	35,137	1,720,307

Atmos Energy Corp.	20,530	967,579

UGI Corp.	45,021	2,053,408

		4,741,294

Independent Power Producers & Energy Traders–4.34%

Calpine Corp. (b)	48,980	1,024,172

NRG Energy, Inc.	59,602	1,895,343

		2,919,515

Integrated Telecommunication Services–7.84%

AT&T Inc.	52,081	1,826,481

CenturyLink Inc.	39,935	1,311,465

Deutsche Telekom AG (Germany)	46,768	756,430

Verizon Communications Inc.	28,967	1,377,960

		5,272,336

Multi-Utilities–25.76%

CMS Energy Corp.	47,154	1,380,669

Consolidated Edison, Inc.	20,420	1,095,533

Dominion Resources, Inc.	40,167	2,851,456

DTE Energy Co.	24,839	1,845,289

National Grid PLC (United Kingdom)	236,308	3,245,593

NiSource Inc.	27,525	977,963

Public Service Enterprise Group Inc.	54,089	2,062,955

Sempra Energy	21,203	2,051,602

TECO Energy, Inc.	105,577	1,810,646

		17,321,706

Total Common Stocks (Cost $45,902,789)		64,838,085

	Shares	Value

Money Market Funds–3.39%

Liquid Assets Portfolio –Institutional Class (c)	1,138,578	$1,138,578

Premier Portfolio –Institutional Class (c)	1,138,579	1,138,579

Total Money Market Funds (Cost $2,277,157)		2,277,157

TOTAL INVESTMENTS–99.82% (Cost $48,179,946)		67,115,242

OTHER ASSETS LESS LIABILITIES–0.18%		122,759

NET ASSETS–100.00%		$67,238,001

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Utilities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. Utilities Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$63,113,219	$4,002,023	$ --	$67,115,242

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $0 and $1,241,476, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,986,193

Aggregate unrealized (depreciation) of investment securities	(504,483)
Net unrealized appreciation of investment securities	$18,481,710
Cost of investments for tax purposes is $48,633,532.

NOTE 4 -- Subsequent Event

Effective April 30, 2014, Invesco V.I. Utilities Fund changed its name to Invesco V.I. Managed Volatility Fund.

Invesco V.I. Utilities Fund

Invesco V.I. Mid Cap Core Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VIMCCE-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–85.69%

Air Freight & Logistics–0.67%

C.H. Robinson Worldwide, Inc.	52,188	$2,734,129

Apparel, Accessories & Luxury Goods–0.06%

Prada S.p.A. (Italy)	31,000	242,597

Asset Management & Custody Banks–1.97%

Northern Trust Corp.	122,049	8,001,532

Auto Parts & Equipment–1.73%

Dana Holding Corp.	301,728	7,021,211

Brewers–1.54%

Molson Coors Brewing Co. -Class B	106,057	6,242,515

Communications Equipment–2.59%

F5 Networks, Inc. (b)	61,671	6,575,979

Riverbed Technology, Inc. (b)	199,635	3,934,806

		10,510,785

Computer & Electronics Retail–0.99%

GameStop Corp. -Class A	97,761	4,017,977

Construction & Engineering–2.60%

Chicago Bridge & Iron Co. N.V.	81,227	7,078,933

Foster Wheeler AG (Switzerland)(b)	106,777	3,461,710

		10,540,643

Construction Machinery & Heavy Trucks–2.05%

Joy Global Inc.	63,982	3,710,956

Terex Corp.	104,082	4,610,833

		8,321,789

Construction Materials–1.60%

CRH PLC (Ireland)	233,484	6,508,924

Consumer Electronics–0.89%

Harman International Industries, Inc.	34,054	3,623,346

Data Processing & Outsourced Services–0.67%

Jack Henry & Associates, Inc.	48,706	2,715,847

Department Stores–1.17%

Macy’s, Inc.	80,121	4,750,374

Education Services–0.47%

Houghton Mifflin Harcourt Co. (b)	93,419	1,899,208

Electrical Components & Equipment–0.99%

Regal-Beloit Corp.	55,475	4,033,587

Electronic Components–1.52%

Amphenol Corp. -Class A	67,418	6,178,860

	Shares	Value

Environmental & Facilities Services–2.01%

Clean Harbors, Inc. (b)	63,329	$3,469,796

Republic Services, Inc.	137,243	4,688,221

		8,158,017

Fertilizers & Agricultural Chemicals–1.15%

Mosaic Co. (The)	93,202	4,660,100

Footwear–1.02%

Wolverine World Wide, Inc.	145,127	4,143,376

Gold–0.29%

Kinross Gold Corp. (Canada)(b)	283,992	1,175,727

Health Care Distributors–1.92%

Cardinal Health, Inc.	59,966	4,196,420

Patterson Cos. Inc.	85,626	3,575,742

		7,772,162

Health Care Equipment–0.99%

ResMed Inc.	90,098	4,026,480

Health Care Facilities–2.32%

Community Health Systems Inc. (b)	124,336	4,870,241

Tenet Healthcare Corp. (b)	106,277	4,549,718

		9,419,959

Homebuilding–0.78%

D.R. Horton, Inc.	147,080	3,184,282

Hotels, Resorts & Cruise Lines–0.93%

Norwegian Cruise Line Holdings Ltd. (b)	117,253	3,783,754

Industrial Machinery–4.50%

ITT Corp.	40,646	1,738,023

Kennametal Inc.	91,413	4,049,596

SPX Corp.	20,614	2,026,562

Stanley Black & Decker Inc.	67,829	5,510,428

Timken Co. (The)	83,812	4,926,469

		18,251,078

Insurance Brokers–1.77%

Marsh & McLennan Cos., Inc.	145,297	7,163,142

Internet Software & Services–0.48%

Equinix, Inc. (b)	10,636	1,965,958

Life & Health Insurance–1.98%

Torchmark Corp.	102,154	8,039,520

Life Sciences Tools & Services–2.14%

Agilent Technologies, Inc.	93,493	5,228,129

Waters Corp. (b)	31,749	3,441,909

		8,670,038

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Marine–1.38%

Kirby Corp. (b)	55,181	$5,587,076

Multi-Utilities–0.84%

CMS Energy Corp.	116,127	3,400,199

Oil & Gas Drilling–2.34%

Nabors Industries Ltd.	243,352	5,998,627

Rowan Cos. PLC -Class A (b)	104,238	3,510,736

		9,509,363

Oil & Gas Equipment & Services–4.90%

Cameron International Corp. (b)	96,634	5,969,082

Dresser-Rand Group, Inc. (b)	53,974	3,152,621

TETRA Technologies, Inc. (b)	346,151	4,430,733

Weatherford International Ltd. (b)	364,722	6,331,574

		19,884,010

Oil & Gas Exploration & Production–3.14%

Concho Resources Inc. (b)	47,683	5,841,168

Rosetta Resources, Inc. (b)	80,562	3,752,578

Vermilion Energy, Inc. (Canada)	50,239	3,138,517

		12,732,263

Packaged Foods & Meats–2.23%

Hain Celestial Group, Inc. (The) (b)	44,051	4,029,345

JM Smucker Co. (The)	51,757	5,032,851

		9,062,196

Paper Packaging–1.49%

Packaging Corp. of America	86,087	6,057,942

Pharmaceuticals–2.33%

Endo International PLC (b)	78,440	5,384,906

Shire PLC -ADR (Ireland)	27,323	4,058,285

		9,443,191

Property & Casualty Insurance–3.25%

Arch Capital Group Ltd. (b)	89,692	5,160,877

Progressive Corp. (The)	330,726	8,010,184

		13,171,061

Regional Banks–1.11%

First Republic Bank	83,493	4,507,787

Restaurants–1.15%

Brinker International, Inc.	88,623	4,648,276

Semiconductor Equipment–3.49%

KLA-Tencor Corp.	42,722	2,953,799

Lam Research Corp. (b)	68,487	3,766,785

Teradyne, Inc.	373,303	7,424,997

		14,145,581

Semiconductors–4.87%

Hittite Microwave Corp.	21,497	1,355,171

Linear Technology Corp.	200,510	9,762,832

Xilinx, Inc.	159,559	8,659,267

		19,777,270

	Shares	Value

Soft Drinks–0.66%

Dr Pepper Snapple Group, Inc.	48,812	$ 2,658,301

Specialized Finance–1.66%

Moody’s Corp.	85,062	6,747,118

Specialty Chemicals–3.08%

Albemarle Corp.	43,735	2,904,879

International Flavors & Fragrances Inc.	51,197	4,898,017

Sigma-Aldrich Corp.	50,505	4,716,157

		12,519,053

Steel–0.70%

Allegheny Technologies, Inc.	75,368	2,839,866

Systems Software–1.13%

Symantec Corp.	229,816	4,589,425

Technology Hardware, Storage & Peripherals–1.46%

NetApp, Inc.	160,800	5,933,520

Trading Companies & Distributors–0.69%

WESCO International, Inc. (b)	33,769	2,810,256

Total Common Stocks & Other Equity Interests (Cost $245,492,817)		347,780,671

Money Market Funds–14.44%

Liquid Assets Portfolio –Institutional Class (c)	29,317,829	29,317,829

Premier Portfolio –Institutional Class (c)	29,317,829	29,317,829

Total Money Market Funds (Cost $58,635,658)		58,635,658

TOTAL INVESTMENTS–100.13% (Cost $304,128,475)		406,416,329

OTHER ASSETS LESS LIABILITIES–(0.13)%		(542,332)

NET ASSETS–100.00%		$405,873,997

Investment Abbreviations:

ADR             —American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts

Invesco V.I. Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$399,907,405	$6,508,924	$--	$406,416,329

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $32,858,108 and $14,520,972, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$105,045,824

Aggregate unrealized (depreciation) of investment securities	(3,174,577)

Net unrealized appreciation of investment securities	$101,871,247

Cost of investments for tax purposes is $304,545,082.

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VK-VIMCG-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.51%

Aerospace & Defense–2.03%

B/E Aerospace, Inc. (b)	66,713	$5,790,021

Airlines–2.41%

Alaska Air Group, Inc.	41,044	3,829,816

Delta Air Lines, Inc.	88,159	3,054,709

		6,884,525

Apparel Retail–1.17%

Ross Stores, Inc.	46,684	3,340,240

Apparel, Accessories & Luxury Goods–3.31%

Michael Kors Holdings Ltd. (b)	26,643	2,484,993

PVH Corp.	27,251	3,400,107

Under Armour, Inc. -Class A (b)	31,164	3,572,641

		9,457,741

Application Software–3.39%

Aspen Technology, Inc. (b)	92,968	3,938,124

Salesforce.com, Inc. (b)	63,396	3,619,278

Splunk, Inc. (b)	29,687	2,122,324

		9,679,726

Asset Management & Custody Banks–2.38%

Affiliated Managers Group, Inc. (b)	15,255	3,051,763

Ameriprise Financial, Inc.	33,989	3,741,169

		6,792,932

Automobile Manufacturers–1.00%

Tesla Motors, Inc. (b)	13,761	2,868,480

Automotive Retail–1.67%

O’Reilly Automotive, Inc. (b)	32,221	4,781,274

Biotechnology–3.87%

Alexion Pharmaceuticals, Inc. (b)	32,433	4,934,032

BioMarin Pharmaceutical Inc. (b)	6,693	456,530

Medivation Inc. (b)	57,447	3,697,863

Synageva BioPharma Corp. (b)	23,896	1,982,651

		11,071,076

Broadcasting–1.10%

Discovery Communications, Inc. -Class A (b)	37,887	3,133,255

Building Products–2.68%

A.O. Smith Corp.	71,674	3,298,437

Lennox International Inc.	48,113	4,373,953

		7,672,390

	Shares	Value

Casinos & Gaming–2.06%

Wynn Resorts Ltd.	26,450	$5,875,867

Commodity Chemicals–1.04%

LyondellBasell Industries N.V. -Class A	33,502	2,979,668

Communications Equipment–0.79%

Palo Alto Networks, Inc. (b)	32,936	2,259,410

Computer & Electronics Retail–1.03%

Best Buy Co., Inc.	111,973	2,957,207

Construction & Engineering–3.64%

Foster Wheeler AG (Switzerland)(b)	113,827	3,690,271

KBR, Inc.	92,896	2,478,465

MasTec Inc. (b)	97,236	4,223,932

		10,392,668

Construction Machinery & Heavy Trucks–0.78%

Manitowoc Co., Inc. (The)	70,501	2,217,256

Consumer Electronics–1.80%

Harman International Industries, Inc.	48,313	5,140,503

Consumer Finance–1.61%

Discover Financial Services	79,128	4,604,458

Data Processing & Outsourced Services–2.36%

Alliance Data Systems Corp. (b)	14,845	4,044,520

Vantiv, Inc. -Class A (b)	89,649	2,709,193

		6,753,713

Distillers & Vintners–1.62%

Constellation Brands, Inc. -Class A (b)	54,353	4,618,374

Distributors–1.24%

LKQ Corp. (b)	134,285	3,538,410

Diversified Support Services–0.90%

KAR Auction Services Inc.	84,879	2,576,078

Electrical Components & Equipment–0.85%

AMETEK, Inc.	46,974	2,418,691

Electronic Components–1.82%

Amphenol Corp. -Class A	56,660	5,192,889

Electronic Equipment & Instruments–0.17%

Cognex Corp. (b)	14,073	476,512

Environmental & Facilities Services–0.96%

Waste Connections, Inc.	62,715	2,750,680

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Food Retail–0.59%

Sprouts Farmers Market, Inc. (b) (c)	47,193	$1,700,364

Health Care Facilities–1.49%

Universal Health Services, Inc. -Class B	51,748	4,246,958

Health Care Services–1.26%

Omnicare, Inc.	60,206	3,592,492

Homefurnishing Retail–0.61%

Restoration Hardware Holdings Inc. (b)	23,796	1,751,148

Household Appliances–1.00%

Whirlpool Corp.	19,110	2,856,181

Household Products–0.97%

Church & Dwight Co., Inc.	40,283	2,782,347

Housewares & Specialties–1.42%

Jarden Corp. (b)	67,651	4,047,559

Industrial Conglomerates–1.15%

Carlisle Cos. Inc.	41,459	3,289,357

Industrial Machinery–4.20%

Flowserve Corp.	63,408	4,967,383

ITT Corp.	83,586	3,574,137

Pentair Ltd.	43,723	3,468,983

		12,010,503

Internet Retail–0.54%

Netflix Inc. (b)	4,356	1,533,443

Internet Software & Services–1.69%

LinkedIn Corp. -Class A (b)	14,892	2,754,126

Pandora Media Inc. (b)	68,402	2,073,949

		4,828,075

IT Consulting & Other Services–0.77%

Gartner, Inc. (b)	31,819	2,209,511

Leisure Products–1.30%

Brunswick Corp.	81,774	3,703,544

Life Sciences Tools & Services–0.58%

Illumina, Inc. (b)	11,222	1,668,263

Movies & Entertainment–1.28%

Cinemark Holdings, Inc.	126,100	3,658,161

Oil & Gas Equipment & Services–1.35%

Baker Hughes Inc.	59,453	3,865,634

Oil & Gas Exploration & Production–3.95%

EQT Corp.	32,282	3,130,386

Gulfport Energy Corp. (b)	58,530	4,166,165

Pioneer Natural Resources Co.	21,377	4,000,492

		11,297,043

	Shares	Value

Packaged Foods & Meats–1.06%

Mead Johnson Nutrition Co.	36,313	$3,019,063

Pharmaceuticals–6.00%

Actavis PLC (b)	35,442	7,295,736

Forest Laboratories, Inc. (b)	31,641	2,919,515

Mallinckrodt PLC (b)	56,995	3,614,053

Shire PLC -ADR (Ireland)	22,427	3,331,082

		17,160,386

Railroads–0.77%

Kansas City Southern	21,594	2,203,884

Regional Banks–1.26%

First Republic Bank	66,642	3,598,002

Research & Consulting Services–1.16%

Verisk Analytics, Inc. -Class A (b)	55,201	3,309,852

Restaurants–0.83%

Panera Bread Co. -Class A (b)	13,454	2,374,227

Semiconductor Equipment–1.12%

Applied Materials, Inc.	156,920	3,204,306

Semiconductors–2.58%

Cavium Inc. (b)	38,647	1,690,033

NXP Semiconductors N.V. (Netherlands)(b)	96,495	5,674,871

		7,364,904

Specialized Finance–1.43%

IntercontinentalExchange Group, Inc.	20,685	4,092,114

Specialty Chemicals–1.84%

PPG Industries, Inc.	27,262	5,274,107

Specialty Stores–2.45%

Dick’s Sporting Goods, Inc.	51,149	2,793,247

Tractor Supply Co.	59,814	4,224,663

		7,017,910

Steel–0.90%

Nucor Corp.	50,899	2,572,435

Systems Software–1.32%

ServiceNow, Inc. (b)	62,902	3,769,088

Technology Hardware, Storage & Peripherals–0.92%

Stratasys Ltd. (b)	24,934	2,645,248

Trucking–0.91%

J.B. Hunt Transport Services, Inc.	36,254	2,607,388

Wireless Telecommunication Services–2.13%

SBA Communications Corp. -Class A (b)	49,248	4,479,598

Sprint Corp. (b)	174,146	1,600,402

		6,080,000

Total Common Stocks & Other Equity Interests (Cost $198,358,272)		281,557,541

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

	Shares	Value

Money Market Funds–1.45%
Liquid Assets Portfolio –Institutional Class (d)	2,073,615	$2,073,615

Premier Portfolio –Institutional Class (d)	2,073,615	2,073,615

Total Money Market Funds (Cost $4,147,230)		4,147,230

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.96% (Cost $202,505,502)		285,704,771

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.46%

Liquid Assets Portfolio - Institutional Class (Cost $1,318,427)(d)(e)	1,318,427	1,318,427

TOTAL INVESTMENTS–100.42% (Cost $203,823,929)		287,023,198

OTHER ASSETS LESS LIABILITIES–(0.42)%		(1,200,098)

NET ASSETS–100.00%		$285,823,100

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2014.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$ 1,275,246	$(1,275,246)	$ --

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Mid Cap Growth Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco V.I. Mid Cap Growth Fund

E.	Foreign Currency Translations –(continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Mid Cap Growth Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $56,057,678 and $65,151,131, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$	85,625,265
Aggregate unrealized (depreciation) of investment securities		(2,664,839)
Net unrealized appreciation of investment securities	$	82,960,426
Cost of investments for tax purposes is $204,062,772.

Invesco V.I. Mid Cap Growth Fund

Invesco V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2014

invesco.com/us VIMKT-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2014

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–48.17%(a)

Asset-Backed Securities - Consumer Receivables–4.92%

Barton Capital LLC(b)(c)	0.16%	09/29/14	$5,000	$5,000,000

Old Line Funding, LLC(b)	0.17%	04/14/14	800	799,951

Old Line Funding, LLC(b)(c)	0.19%	06/12/14	1,200	1,200,000

Old Line Funding, LLC(b)	0.23%	07/15/14	1,500	1,498,994

Old Line Funding, LLC(b)(c)	0.19%	07/18/14	10,000	10,000,000

Sheffield Receivables Corp.(b)	0.18%	04/11/14	1,500	1,499,925

Sheffield Receivables Corp.(b)	0.18%	06/12/14	700	699,748

Thunder Bay Funding, LLC(b)	0.23%	07/15/14	600	599,597

Thunder Bay Funding, LLC(b)	0.25%	09/05/14	1,900	1,897,928

				23,196,143

Asset-Backed Securities - Fully Supported–1.89%

Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.21%	05/15/14	800	799,795

Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.21%	05/15/14	1,600	1,599,589

Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.20%	06/09/14	1,400	1,399,463

Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.20%	07/14/14	700	699,596

Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.20%	07/16/14	2,000	1,998,822
Kells Funding LLC (CEP-FMS Wertmanagement)(b)(d)	0.21%	08/06/14	2,400	2,398,222

				8,895,487

Asset-Backed Securities—Fully Supported Bank–8.06%

Cancara Asset Securitisation, LLC (CEP-Lloyds Bank PLC)(b)(d)	0.14%	04/04/14	1,800	1,799,979

Cancara Asset Securitisation, LLC (CEP-Lloyds Bank PLC)(b)(d)	0.17%	04/03/14	5,000	4,999,953

Concord Minutemen Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.20%	05/07/14	3,300	3,299,340

Crown Point Capital Co., LLC, Series A (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.17%	04/16/14	5,000	4,999,646

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.20%	04/11/14	900	899,950

Lexington Parker Capital Co., LLC (Multi-CEP’s-Guggenheim Treasury Services, LLC)(b)(d)	0.20%	05/08/14	12,000	11,997,533

Mountcliff Funding LLC (Multi-CEP’s Deutsche Bank Trust Co. Americas)(b)(d)	0.18%	04/10/14	10,000	9,999,550

				37,995,951

Asset-Backed Securities—Multi-Purpose–12.06%

Atlantic Asset Securitization LLC(b)(c)(d)	0.18%	08/06/14	2,800	2,800,000

Atlantic Asset Securitization LLC(b)(c)(d)	0.22%	08/29/14	15,000	15,000,320

Chariot Funding, LLC(b)	0.24%	04/16/14	3,000	2,999,700

Chariot Funding, LLC(b)	0.23%	05/08/14	5,000	4,998,818

Chariot Funding, LLC(b)	0.23%	06/05/14	1,000	999,585

Chariot Funding, LLC(b)	0.22%	09/12/14	5,000	4,994,989

Jupiter Securitization Co. LLC(b)	0.23%	04/03/14	2,000	1,999,974

Jupiter Securitization Co. LLC(b)	0.23%	06/03/14	700	699,718

Jupiter Securitization Co. LLC(b)	0.23%	06/05/14	3,500	3,498,547

Jupiter Securitization Co. LLC(b)	0.22%	07/15/14	300	299,807

Mont Blanc Capital Corp.(b)(d)	0.19%	04/14/14	700	699,952

Regency Markets No.1 LLC(b)(d)	0.14%	04/14/14	900	899,954

Versailles Commercial Paper LLC(b)	0.17%	04/01/14	17,000	17,000,000

				56,891,364

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–13.50%

ANZ New Zealand Int’l Ltd.(b)(d)	0.21%	07/10/14	$800	$799,533

BNP Paribas Finance Inc.(d)	0.19%	05/05/14	10,000	9,998,205

Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	2,600	2,596,977

Collateralized Commercial Paper Co., LLC	0.28%	04/14/14	5,000	4,999,495

Collateralized Commercial Paper Co., LLC	0.30%	08/18/14	4,300	4,295,019

Dexia Credit Local S.A.(d)	0.22%	06/17/14	2,100	2,099,012

Dexia Credit Local S.A.(d)	0.23%	07/08/14	3,800	3,797,621

Dexia Credit Local S.A.(d)	0.32%	08/18/14	1,600	1,598,023

Dexia Credit Local S.A.(d)	0.24%	08/19/14	1,500	1,498,600

JP Morgan Securities LLC(b)	0.40%	08/12/14	3,000	2,995,566

National Australia Funding Delaware Inc.(b)(d)	0.20%	07/07/14	600	599,677

National Australia Funding Delaware Inc.(b)(d)	0.19%	07/14/14	800	799,561

Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/03/14	3,000	2,999,970

PNC Bank, N.A.	0.28%	10/06/14	800	800,000

Rabobank USA Financial Corp.(d)	0.21%	04/03/14	2,000	1,999,977

Societe Generale North America, Inc.(d)	0.16%	05/02/14	900	899,876

Societe Generale North America, Inc.(d)	0.23%	05/02/14	2,700	2,699,465

Societe Generale North America, Inc.(d)	0.23%	05/05/14	3,900	3,899,153

Standard Chartered Bank(b)(d)	0.14%	04/08/14	10,000	9,999,737

Standard Chartered Bank(b)(d)	0.19%	05/06/14	1,500	1,499,723

Standard Chartered Bank(b)(d)	0.19%	05/08/14	1,200	1,199,766

Standard Chartered Bank(b)(d)	0.19%	05/12/14	1,600	1,599,654

				63,674,610

Other Diversified Financial Services–0.34%

General Electric Capital Corp.	0.20%	07/09/14	1,600	1,599,120

Regional Banks–2.90%

BNZ International Funding Ltd.(b)(d)	0.16%	04/07/14	1,500	1,499,960

Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.23%	05/02/14	1,600	1,599,683

Mitsubishi UFJ Trust & Banking Corp.(b)(d)	0.24%	07/28/14	1,700	1,698,663

Sumitomo Mitsui Banking Corp.(b)(d)	0.25%	08/05/14	1,400	1,398,775

Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.14%	04/07/14	6,100	6,099,858

Sumitomo Mitsui Trust Bank Ltd.(b)(d)	0.16%	04/07/14	1,400	1,399,963

				13,696,902

Soft Drinks–2.76%

Coca-Cola Co. (The)(b)	0.16%	04/08/14	5,000	4,999,844

Coca-Cola Co. (The)(b)	0.18%	04/08/14	3,000	2,999,895

Coca-Cola Co. (The)(b)	0.18%	05/06/14	5,000	4,999,125

				12,998,864

Specialized Finance–1.10%

CDP Financial Inc.(b)(d)	0.19%	06/09/14	1,000	999,636

CDP Financial Inc.(b)(d)	0.19%	08/05/14	1,000	999,335

Caisse des Depots et Consignations LLC(b)(d)	0.16%	06/09/14	3,200	3,199,018

				5,197,989

Thrifts & Mortgage Finance–0.64%

Nationwide Building Society(b)(d)	0.22%	04/14/14	2,000	1,999,841

Nationwide Building Society(b)(d)	0.20%	06/12/14	1,000	999,600

				2,999,441

Total Commercial Paper (Cost $227,145,871)				227,145,871

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–16.63%

Australia & New Zealand Banking Group, Ltd.(d)	0.17%	08/01/14	$1,300	$1,300,000

Bank of Nova Scotia(d)	0.21%	04/03/14	5,000	5,000,000

Bank of Nova Scotia(c)(d)	0.16%	04/10/14	2,300	2,299,998

Bank of Nova Scotia(c)(d)	0.29%	08/29/14	4,000	4,000,000

Bank of Nova Scotia(c)(d)	0.34%	03/30/15	700	700,000

Bank of Tokyo - Mitsubishi UFJ, Ltd. (The)(d)	0.10%	04/02/14	10,000	10,000,000

Credit Agricole Corporate Investment Bank(d)	0.10%	04/02/14	5,000	5,000,000

Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	06/03/14	3,900	3,900,000

Mitsubishi UFJ Trust & Banking Corp.(d)	0.22%	06/06/14	5,000	5,000,000

Mizuho Bank Ltd.(d)	0.23%	04/02/14	5,000	5,000,000

Mizuho Bank Ltd.(d)	0.21%	04/15/14	1,000	1,000,000

Mizuho Bank Ltd.(d)	0.22%	05/06/14	2,000	2,000,000

Natixis(c)(d)	0.32%	06/25/14	4,000	4,000,000

Nordea Bank Finland PLC(d)	0.16%	06/06/14	1,300	1,300,000

Norinchukin Bank (The)(d)	0.14%	04/07/14	2,600	2,600,000

Norinchukin Bank (The)(c)(d)	0.23%	07/09/14	3,200	3,200,000

Norinchukin Bank (The)(d)	0.25%	08/08/14	1,200	1,200,000

Oversea-Chinese Banking Corp. Ltd.(d)	0.18%	04/09/14	2,800	2,800,000

Royal Bank of Canada(c)(d)	0.33%	04/02/15	2,000	2,000,000

Societe Generale North America, Inc.(c)(d)	0.24%	11/13/14	1,300	1,300,000

Sumitomo Mitsui Banking Corp.(d)	0.21%	04/02/14	5,000	5,000,000

Sumitomo Mitsui Banking Corp.(d)	0.25%	07/14/14	600	600,000

Toronto-Dominion Bank(d)	0.11%	05/02/14	3,500	3,500,000

Toronto-Dominion Bank(d)	0.20%	06/02/14	5,000	5,000,000

Toronto-Dominion Bank(d)	0.20%	07/28/14	700	700,000

Total Certificates of Deposit (Cost $78,399,998)				78,399,998

Variable Rate Demand Notes–5.19%(e)

Credit Enhanced–5.19%

Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.)(f)	0.02%	10/01/33	4,500	4,500,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.)(f)	0.02%	12/01/28	3,360	3,360,000

Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.)(f)	0.12%	10/01/25	1,000	1,000,000

Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.)(f)	0.06%	05/15/17	600	600,000

Keep Memory Alive; Series 2013, VRD Taxable Bonds (LOC-PNC Bank, N.A.)(f)	0.12%	05/01/37	3,820	3,820,000

M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.)(b)(f)	0.22%	01/01/33	2,100	2,100,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.)(f)	0.16%	03/01/39	1,500	1,500,000

Nuevo Oaxaca LLC (Village by the Park Apartments); Series 2013 A, MFH Taxable VRD RB (LOC-FHLB of San Francisco)(f)	0.14%	03/01/53	4,500	4,500,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.)(f)	0.20%	12/01/27	2,285	2,285,000

Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.)(f)	0.25%	12/01/18	230	230,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.)(b)(f)	0.02%	10/01/21	600	600,000

Total Variable Rate Demand Notes (Cost $24,495,000)				24,495,000

Other Bonds & Notes–6.60%

American Honda Finance Corp., Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.23%	05/20/14	15,000	14,999,955

Northern Trust Corp., Sr. Unsec. Notes	4.63%	05/01/14	6,100	6,122,675

Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(c)	0.32%	04/20/15	3,000	3,000,000

General Electric Capital Corp., Sr. Unsec. Notes(c)	0.62%	01/09/15	7,000	7,021,994

Total Other Bonds & Notes (Cost $31,144,624)				31,144,624

TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.59% (Cost $361,185,493)				361,185,493

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–23.72%(g)

BNP Paribas Securities Corp., Joint agreement dated 03/31/14, aggregate maturing value $250,000,416 (collateralized by U.S. Government sponsored agency obligations valued at $255,000,001; 0%-4.50%, 09/28/16-03/20/44)	0.06%	04/01/14	$40,000,067	$40,000,000

Credit Agricole Corporate & Investment Bank, Joint agreement dated 03/31/14, aggregate maturing value of $215,000,358 (collateralized by U.S. Treasury obligations valued at $219,300,062; 0.75%-1.00%, 12/31/17-06/30/19)	0.06%	04/01/14	40,000,067	40,000,000

Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 3/31/14, maturing value $10,007,333 (collateralized by Asset-backed securities, Non-Agency Mortgage-backed securities, & Sovereign Debt valued at $10,904,094; 0%-6.37%, 12/09/20-08/27/37) (h)	0.44%	05/30/14	10,007,333	10,000,000

Wells Fargo Securities, LLC., Joint agreement dated 03/31/14, aggregate maturing value of $600,001,333 (collateralized by U.S. Government sponsored agency obligations valued at $612,000,000; 0%-14.50%, 08/15/14-04/25/44)	0.08%	04/01/14	21,894,133	21,894,084

Total Repurchase Agreements (Cost $111,894,084)				111,894,084

TOTAL INVESTMENTS(i)(j)–100.31% (Cost $473,079,577)				473,079,577

OTHER ASSETS LESS LIABILITIES–(0.31)%				(1,484,185)

NET ASSETS–100.00%				$471,595,392

Investment Abbreviations:

CEP	—Credit Enhancement Provider

FHLB	—Federal Home Loan Bank

IDR	—Industrial Development Revenue Bonds

LOC	—Letter of Credit

MFH	—Multi-Family Housing

RB	—Revenue Bonds

Ref.	—Refunding

RN	—Revenue Notes

Sr.	—Senior

Unsec.	—Unsecured

VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2014 was $199,065,313, which represented 42.21% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2014.

(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 14.1%; France: 12.5%; United Kingdom: 8.7%; Canada: 5.3%; other countries less than 5% each: 8.0%.

(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2014.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5%.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco V.I. Money Market Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	MS-VISPI-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.65%

Advertising–0.15%

Interpublic Group of Cos., Inc. (The)	2,566	$43,981

Omnicom Group Inc.	1,539	111,732

		155,713

Aerospace & Defense–2.76%

Boeing Co. (The)	4,109	515,638

General Dynamics Corp.	1,953	212,721

Honeywell International Inc.	4,712	437,085

L-3 Communications Holdings, Inc.	515	60,847

Lockheed Martin Corp.	1,622	264,775

Northrop Grumman Corp.	1,302	160,641

Precision Castparts Corp.	872	220,407

Raytheon Co.	1,889	186,614

Rockwell Collins, Inc.	807	64,294

Textron Inc.	1,681	66,046

United Technologies Corp.	5,059	591,094

		2,780,162

Agricultural & Farm Machinery–0.20%

Deere & Co.	2,221	201,667

Agricultural Products–0.17%

Archer-Daniels-Midland Co.	3,935	170,740

Air Freight & Logistics–0.73%

C.H. Robinson Worldwide, Inc.	906	47,465

Expeditors International of Washington, Inc.	1,229	48,705

FedEx Corp.	1,669	221,243

United Parcel Service, Inc. -Class B	4,274	416,202

		733,615

Airlines–0.27%

Delta Air Lines, Inc.	5,116	177,269

Southwest Airlines Co.	4,208	99,351

		276,620

Aluminum–0.08%

Alcoa Inc.	6,497	83,616

Apparel Retail–0.52%

Gap, Inc. (The)	1,584	63,455

L Brands, Inc.	1,458	82,771

Ross Stores, Inc.	1,295	92,657

TJX Cos., Inc. (The)	4,273	259,158

Urban Outfitters, Inc. (b)	677	24,690

		522,731

	Shares	Value

Apparel, Accessories & Luxury Goods–0.46%

Coach, Inc.	1,677	$83,280

Fossil Group, Inc. (b)	288	33,584

Michael Kors Holdings Ltd. (b)	1,072	99,986

PVH Corp.	487	60,763

Ralph Lauren Corp.	355	57,130

VF Corp.	2,105	130,257

		465,000

Application Software–0.63%

Adobe Systems Inc. (b)	2,779	182,691

Autodesk, Inc. (b)	1,348	66,295

Citrix Systems, Inc. (b)	1,103	63,345

Intuit Inc.	1,703	132,374

Salesforce.com, Inc. (b)	3,372	192,508

		637,213

Asset Management & Custody Banks–1.25%

Ameriprise Financial, Inc.	1,146	126,140

Bank of New York Mellon Corp. (The)	6,820	240,678

BlackRock, Inc.	754	237,118

Franklin Resources, Inc.	2,413	130,736

Invesco Ltd. (c)	2,602	96,274

Legg Mason, Inc.	641	31,435

Northern Trust Corp.	1,343	88,047

State Street Corp.	2,593	180,343

T. Rowe Price Group Inc.	1,574	129,619

		1,260,390

Auto Parts & Equipment–0.38%

BorgWarner, Inc.	1,360	83,599

Delphi Automotive PLC (United Kingdom)	1,674	113,598

Johnson Controls, Inc.	3,989	188,759

		385,956

Automobile Manufacturers–0.64%

Ford Motor Co.	23,699	369,704

General Motors Co.	7,833	269,612

		639,316

Automotive Retail–0.29%

AutoNation, Inc. (b)	394	20,973

AutoZone, Inc. (b)	204	109,568

CarMax, Inc. (b)	1,335	62,478

O’Reilly Automotive, Inc. (b)	641	95,118

		288,137

Biotechnology–2.40%

Alexion Pharmaceuticals, Inc. (b)	1,188	180,731

Amgen Inc.	4,537	559,594

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology–(continued)

Biogen Idec Inc. (b)	1,420	$434,335

Celgene Corp. (b)	2,439	340,484

Gilead Sciences, Inc. (b)	9,243	654,959

Regeneron Pharmaceuticals, Inc. (b)	473	142,032

Vertex Pharmaceuticals Inc. (b)	1,416	100,140

		2,412,275

Brewers–0.06%

Molson Coors Brewing Co. -Class B	955	56,211

Broadcasting–0.36%

CBS Corp. -Class B	3,315	204,867

Discovery Communications, Inc. -Class A (b)	1,336	110,487

Scripps Networks Interactive Inc. -Class A	654	49,645

		364,999

Building Products–0.08%

Allegion PLC	533	27,807

Masco Corp.	2,148	47,707

		75,514

Cable & Satellite–1.24%

Cablevision Systems Corp. -Class A	1,331	22,454

Comcast Corp. -Class A	15,663	783,463

DIRECTV (b)	2,846	217,491

Time Warner Cable Inc.	1,666	228,542

		1,251,950

Casinos & Gaming–0.13%

International Game Technology	1,512	21,259

Wynn Resorts Ltd.	482	107,076

		128,335

Coal & Consumable Fuels–0.08%

CONSOL Energy Inc.	1,383	55,251

Peabody Energy Corp.	1,599	26,128

		81,379

Commodity Chemicals–0.23%

LyondellBasell Industries N.V. -Class A	2,594	230,710

Communications Equipment–1.74%

Cisco Systems, Inc.	30,956	693,724

F5 Networks, Inc. (b)	453	48,303

Harris Corp.	653	47,773

Juniper Networks, Inc. (b)	3,010	77,538

Motorola Solutions, Inc.	1,357	87,242

QUALCOMM, Inc.	10,162	801,375

		1,755,955

Computer & Electronics Retail–0.07%

Best Buy Co., Inc.	1,651	43,603

GameStop Corp. -Class A	698	28,688

		72,291

	Shares	Value

Construction & Engineering–0.17%

Fluor Corp.	976	$75,864

Jacobs Engineering Group, Inc. (b)	795	50,483

Quanta Services, Inc. (b)	1,290	47,601

		173,948

Construction Machinery & Heavy Trucks–0.71%

Caterpillar Inc.	3,832	380,786

Cummins Inc.	1,041	155,098

Joy Global Inc.	601	34,858

PACCAR Inc.	2,116	142,703

		713,445

Construction Materials–0.05%

Vulcan Materials Co.	785	52,163

Consumer Electronics–0.08%

Garmin Ltd.	743	41,058

Harman International Industries, Inc.	412	43,837

		84,895

Consumer Finance–0.98%

American Express Co.	5,491	494,355

Capital One Financial Corp.	3,448	266,048

Discover Financial Services	2,829	164,619

SLM Corp.	2,541	62,204

		987,226

Data Processing & Outsourced Services–1.89%

Alliance Data Systems Corp. (b)	319	86,912

Automatic Data Processing, Inc.	2,894	223,590

Computer Sciences Corp.	889	54,069

Fidelity National Information Services, Inc.	1,759	94,018

Fiserv, Inc. (b)	1,542	87,416

MasterCard, Inc. -Class A	6,131	457,986

Paychex, Inc.	1,943	82,772

Total System Services, Inc.	1,009	30,684

Visa Inc. -Class A	3,045	657,294

Western Union Co. (The)	3,262	53,366

Xerox Corp.	6,693	75,631

		1,903,738

Department Stores–0.25%

Kohl’s Corp.	1,216	69,068

Macy’s, Inc.	2,203	130,616

Nordstrom, Inc.	864	53,957

		253,641

Distillers & Vintners–0.25%

Beam Inc.	994	82,800

Brown-Forman Corp. -Class B	968	86,820

Constellation Brands, Inc. -Class A (b)	996	84,630

		254,250

Distributors–0.08%

Genuine Parts Co.	922	80,076

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Diversified Banks–5.26%

Bank of America Corp.	63,507	$1,092,320

Citigroup Inc.	18,247	868,557

Comerica Inc.	1,093	56,617

JPMorgan Chase & Co.	22,756	1,381,517

U.S. Bancorp	10,951	469,360

Wells Fargo & Co.	28,775	1,431,269

		5,299,640

Diversified Chemicals–0.86%

Dow Chemical Co. (The)	7,305	354,950

E. I. du Pont de Nemours and Co.	5,570	373,747

Eastman Chemical Co.	920	79,313

FMC Corp.	805	61,631

		869,641

Diversified Metals & Mining–0.20%

Freeport-McMoRan Copper & Gold Inc.	6,208	205,299

Diversified REIT’s–0.10%

Vornado Realty Trust	1,051	103,587

Diversified Support Services–0.06%

Cintas Corp.	615	36,660

Iron Mountain Inc.	1,017	28,039

		64,699

Drug Retail–0.87%

CVS Caremark Corp.	7,118	532,853

Walgreen Co.	5,252	346,790

		879,643

Education Services–0.02%

Graham Holdings Co. -Class B	26	18,298

Electric Utilities–1.73%

American Electric Power Co., Inc.	2,913	147,573

Duke Energy Corp.	4,245	302,329

Edison International	1,968	111,408

Entergy Corp.	1,066	71,262

Exelon Corp.	5,124	171,961

FirstEnergy Corp.	2,528	86,028

NextEra Energy, Inc.	2,615	250,046

Northeast Utilities	1,884	85,722

Pepco Holdings, Inc.	1,463	29,962

Pinnacle West Capital Corp.	672	36,732

PPL Corp.	3,769	124,905

Southern Co. (The)	5,335	234,420

Xcel Energy, Inc.	2,975	90,321

		1,742,669

Electrical Components & Equipment–0.75%

AMETEK, Inc.	1,463	75,330

Eaton Corp. PLC	2,855	214,468

Emerson Electric Co.	4,209	281,161

Rockwell Automation, Inc.	828	103,127

Roper Industries, Inc.	593	79,172

		753,258

	Shares	Value

Electronic Components–0.26%

Amphenol Corp. -Class A	946	$86,701

Corning Inc.	8,364	174,138

Knowles Corp. (b)	1	16

		260,855

Electronic Equipment & Instruments–0.03%

FLIR Systems, Inc.	855	30,780

Electronic Manufacturing Services–0.17%

Jabil Circuit, Inc.	1,124	20,232

TE Connectivity Ltd. (Switzerland)	2,453	147,695

		167,927

Environmental & Facilities Services–0.22%

Republic Services, Inc.	1,615	55,168

Stericycle, Inc. (b)	517	58,742

Waste Management, Inc.	2,609	109,761

		223,671

Fertilizers & Agricultural Chemicals–0.54%

CF Industries Holdings, Inc.	333	86,793

Monsanto Co.	3,153	358,717

Mosaic Co. (The)	2,026	101,300

		546,810

Food Distributors–0.13%

Sysco Corp.	3,514	126,961

Food Retail–0.30%

Kroger Co. (The)	3,112	135,839

Safeway Inc.	1,377	50,866

Whole Foods Market, Inc.	2,224	112,779

		299,484

Footwear–0.33%

NIKE, Inc. -Class B	4,468	330,006

Gas Utilities–0.04%

AGL Resources Inc.	726	35,545

General Merchandise Stores–0.42%

Dollar General Corp. (b)	1,780	98,754

Dollar Tree, Inc. (b)	1,244	64,912

Family Dollar Stores, Inc.	583	33,820

Target Corp.	3,797	229,757

		427,243

Gold–0.07%

Newmont Mining Corp.	2,977	69,781

Health Care Distributors–0.50%

AmerisourceBergen Corp.	1,375	90,186

Cardinal Health, Inc.	2,060	144,159

McKesson Corp.	1,382	244,020

Patterson Cos. Inc.	497	20,755

		499,120

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Health Care Equipment–2.07%

Abbott Laboratories	9,272	$357,065

Baxter International Inc.	3,263	240,091

Becton, Dickinson and Co.	1,160	135,813

Boston Scientific Corp. (b)	7,960	107,619

C.R. Bard, Inc.	470	69,551

CareFusion Corp. (b)	1,263	50,798

Covidien PLC	2,708	199,471

Edwards Lifesciences Corp. (b)	644	47,765

Intuitive Surgical, Inc. (b)	229	100,300

Medtronic, Inc.	6,013	370,040

St. Jude Medical, Inc.	1,705	111,490

Stryker Corp.	1,765	143,794

Varian Medical Systems, Inc. (b)	631	52,998

Zimmer Holdings, Inc.	1,017	96,188

		2,082,983

Health Care Facilities–0.03%

Tenet Healthcare Corp. (b)	599	25,643

Health Care REIT’s–0.31%

HCP, Inc.	2,728	105,819

Health Care REIT, Inc.	1,744	103,943

Ventas, Inc.	1,758	106,482

		316,244

Health Care Services–0.52%

DaVita HealthCare Partners Inc. (b)	1,055	72,637

Express Scripts Holding Co. (b)	4,663	350,145

Laboratory Corp. of America Holdings (b)	512	50,283

Quest Diagnostics Inc.	869	50,332

		523,397

Health Care Supplies–0.04%

DENTSPLY International Inc.	861	39,640

Health Care Technology–0.10%

Cerner Corp. (b)	1,783	100,294

Home Entertainment Software–0.05%

Electronic Arts Inc. (b)	1,848	53,610

Home Furnishings–0.08%

Leggett & Platt, Inc.	863	28,168

Mohawk Industries, Inc. (b)	372	50,585

		78,753

Home Improvement Retail–0.97%

Home Depot, Inc. (The)	8,461	669,519

Lowe’s Cos., Inc.	6,284	307,288

		976,807

Homebuilding–0.12%

D.R. Horton, Inc.	1,725	37,346

Lennar Corp. -Class A	1,062	42,077

PulteGroup Inc.	2,096	40,222

		119,645

	Shares	Value

Homefurnishing Retail–0.09%

Bed Bath & Beyond Inc. (b)	1,284	$88,339

Hotel and Resort REIT’s–0.09%

Host Hotels & Resorts Inc.	4,498	91,040

Hotels, Resorts & Cruise Lines–0.32%

Carnival Corp.	2,647	100,215

Marriott International Inc. -Class A	1,343	75,235

Starwood Hotels & Resorts Worldwide, Inc.	1,145	91,142

Wyndham Worldwide Corp.	778	56,973

		323,565

Household Appliances–0.07%

Whirlpool Corp.	465	69,499

Household Products–1.96%

Clorox Co. (The)	771	67,856

Colgate-Palmolive Co.	5,256	340,957

Kimberly-Clark Corp.	2,281	251,480

Procter & Gamble Co. (The)	16,293	1,313,216

		1,973,509

Housewares & Specialties–0.05%

Newell Rubbermaid Inc.	1,675	50,083

Human Resource & Employment Services–0.04%

Robert Half International, Inc.	847	35,532

Hypermarkets & Super Centers–1.03%

Costco Wholesale Corp.	2,641	294,947

Wal-Mart Stores, Inc.	9,722	743,052

		1,037,999

Independent Power Producers & Energy Traders–0.12%

AES Corp. (The)	3,957	56,506

NRG Energy, Inc.	1,954	62,137

		118,643

Industrial Conglomerates–2.33%

3M Co.	3,782	513,066

Danaher Corp.	3,608	270,600

General Electric Co. (d)	60,293	1,560,986

		2,344,652

Industrial Gases–0.42%

Air Products and Chemicals, Inc.	1,271	151,300

Airgas, Inc.	400	42,604

Praxair, Inc.	1,760	230,507

		424,411

Industrial Machinery–0.84%

Dover Corp.	1,018	83,221

Flowserve Corp.	826	64,709

Illinois Tool Works Inc.	2,341	190,394

Ingersoll-Rand PLC	1,553	88,894

Pall Corp.	661	59,140

Parker Hannifin Corp.	901	107,859

Pentair Ltd.	1,185	94,018

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Industrial Machinery–(continued)

Snap-on Inc.	346	$39,264

Stanley Black & Decker Inc.	927	75,309

Xylem, Inc.	1,115	40,608

		843,416

Industrial REIT’s–0.12%

Prologis, Inc.	2,982	121,755

Insurance Brokers–0.31%

Aon PLC (United Kingdom)	1,800	151,704

Marsh & McLennan Cos., Inc.	3,281	161,753

		313,457

Integrated Oil & Gas–4.53%

Chevron Corp.	11,472	1,364,136

Exxon Mobil Corp.	25,968	2,536,554

Hess Corp.	1,641	136,006

Murphy Oil Corp.	1,050	66,003

Occidental Petroleum Corp.	4,775	455,010

		4,557,709

Integrated Telecommunication Services–2.44%

AT&T Inc.	31,289	1,097,305

CenturyLink Inc.	3,441	113,003

Frontier Communications Corp.	6,012	34,268

Verizon Communications Inc.	24,885	1,183,780

Windstream Holdings Inc.	3,568	29,400

		2,457,756

Internet Retail–1.35%

Amazon.com, Inc. (b)	2,236	752,459

Expedia, Inc.	614	44,515

Netflix Inc. (b)	359	126,379

Priceline.com Inc. (b)	313	373,061

TripAdvisor Inc. (b)	669	60,605

		1,357,019

Internet Software & Services–3.18%

Akamai Technologies, Inc. (b)	1,070	62,285

eBay Inc. (b)	7,001	386,735

Facebook Inc. -Class A (b)	10,265	618,364

Google Inc. -Class A (b)	1,695	1,889,094

VeriSign, Inc. (b)	754	40,648

Yahoo! Inc. (b)	5,642	202,548

		3,199,674

Investment Banking & Brokerage–0.90%

Charles Schwab Corp. (The)	7,040	192,403

E*TRADE Financial Corp. (b)	1,717	39,525

Goldman Sachs Group, Inc. (The)	2,529	414,377

Morgan Stanley	8,428	262,701

		909,006

IT Consulting & Other Services–1.66%

Accenture PLC -Class A	3,827	305,088

Cognizant Technology Solutions Corp. -Class A (b)	3,649	184,676

International Business Machines Corp.	5,882	1,132,226

	Shares	Value

IT Consulting & Other Services–(continued)

Teradata Corp. (b)	956	$47,026

		1,669,016

Leisure Products–0.12%

Hasbro, Inc.	705	39,212

Mattel, Inc.	2,023	81,143

		120,355

Life & Health Insurance–1.01%

Aflac, Inc.	2,738	172,603

Lincoln National Corp.	1,568	79,450

MetLife, Inc.	6,751	356,453

Principal Financial Group, Inc.	1,637	75,286

Prudential Financial, Inc.	2,781	235,412

Torchmark Corp.	532	41,868

Unum Group	1,561	55,119

		1,016,191

Life Sciences Tools & Services–0.48%

Agilent Technologies, Inc.	2,003	112,008

PerkinElmer, Inc.	678	30,550

Thermo Fisher Scientific, Inc.	2,353	282,925

Waters Corp. (b)	508	55,072

		480,555

Managed Health Care–1.06%

Aetna Inc.	2,179	163,360

Cigna Corp.	1,653	138,406

Humana Inc.	925	104,266

UnitedHealth Group Inc.	5,944	487,348

WellPoint, Inc.	1,697	168,936

		1,062,316

Metal & Glass Containers–0.08%

Ball Corp.	844	46,259

Owens-Illinois, Inc. (b)	1,008	34,101

		80,360

Motorcycle Manufacturers–0.09%

Harley-Davidson, Inc.	1,322	88,058

Movies & Entertainment–1.70%

Time Warner Inc.	5,364	350,430

Twenty-First Century Fox, Inc. -Class A	11,636	372,003

Viacom Inc. -Class B	2,394	203,466

Walt Disney Co. (The)	9,791	783,965

		1,709,864

Multi-Line Insurance–0.69%

American International Group, Inc.	8,795	439,838

Assurant, Inc.	438	28,453

Genworth Financial Inc. -Class A (b)	2,928	51,913

Hartford Financial Services Group, Inc. (The)	2,702	95,300

Loews Corp.	1,829	80,567

		696,071

Multi-Sector Holdings–0.05%

Leucadia National Corp.	1,894	53,032

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Multi-Utilities–1.17%

Ameren Corp.	1,466	$60,399

CenterPoint Energy, Inc.	2,581	61,144

CMS Energy Corp.	1,607	47,053

Consolidated Edison, Inc.	1,769	94,907

Dominion Resources, Inc.	3,493	247,968

DTE Energy Co.	1,056	78,450

Integrys Energy Group, Inc.	495	29,527

NiSource Inc.	1,873	66,548

PG&E Corp.	2,749	118,757

Public Service Enterprise Group Inc.	3,025	115,373

SCANA Corp.	859	44,084

Sempra Energy	1,359	131,497

TECO Energy, Inc.	1,241	21,283

Wisconsin Energy Corp.	1,369	63,727

		1,180,717

Office REIT’s–0.10%

Boston Properties, Inc.	923	105,711

Office Services & Supplies–0.03%

Pitney Bowes Inc.	1,220	31,708

Oil & Gas Drilling–0.36%

Diamond Offshore Drilling, Inc.	436	21,259

Ensco PLC -Class A	1,396	73,681

Helmerich & Payne, Inc.	647	69,591

Nabors Industries Ltd.	1,596	39,342

Noble Corp. PLC	1,549	50,714

Rowan Cos. PLC -Class A (b)	772	26,001

Transocean Ltd.	2,026	83,755

		364,343

Oil & Gas Equipment & Services–1.58%

Baker Hughes Inc.	2,626	170,743

Cameron International Corp. (b)	1,296	80,054

FMC Technologies, Inc. (b)	1,414	73,938

Halliburton Co.	5,113	301,105

National Oilwell Varco Inc.	2,574	200,437

Schlumberger Ltd.	7,855	765,862

		1,592,139

Oil & Gas Exploration & Production–2.42%

Anadarko Petroleum Corp.	3,026	256,484

Apache Corp.	2,371	196,674

Cabot Oil & Gas Corp.	2,545	86,225

Chesapeake Energy Corp.	3,055	78,269

ConocoPhillips	7,367	518,268

Denbury Resources Inc.	2,154	35,326

Devon Energy Corp.	2,300	153,939

EOG Resources, Inc.	1,640	321,719

EQT Corp.	900	87,273

Marathon Oil Corp.	4,165	147,941

Newfield Exploration Co. (b)	822	25,778

Noble Energy, Inc.	2,162	153,588

Pioneer Natural Resources Co.	858	160,566

QEP Resources Inc.	1,096	32,266

Range Resources Corp.	976	80,979

	Shares	Value

Oil & Gas Exploration & Production–(continued)

Southwestern Energy Co. (b)	2,119	$97,495

		2,432,790

Oil & Gas Refining & Marketing–0.63%

Marathon Petroleum Corp.	1,769	153,974

Phillips 66	3,530	272,022

Tesoro Corp.	811	41,028

Valero Energy Corp.	3,199	169,867

		636,891

Oil & Gas Storage & Transportation–0.52%

Kinder Morgan Inc.	4,026	130,805

ONEOK, Inc.	1,233	73,055

Spectra Energy Corp.	4,006	147,982

Williams Cos., Inc. (The)	4,111	166,824

		518,666

Packaged Foods & Meats–1.47%

Campbell Soup Co.	1,085	48,695

ConAgra Foods, Inc.	2,550	79,126

General Mills, Inc.	3,752	194,429

Hershey Co. (The)	895	93,438

Hormel Foods Corp.	813	40,056

JM Smucker Co. (The)	628	61,067

Kellogg Co.	1,537	96,385

Keurig Green Mountain Inc.	775	81,832

Kraft Foods Group, Inc.	3,582	200,950

McCormick & Co., Inc.	797	57,177

Mead Johnson Nutrition Co.	1,220	101,431

Mondelez International Inc. -Class A	10,221	353,136

Tyson Foods, Inc. -Class A	1,615	71,076

		1,478,798

Paper Packaging–0.13%

Avery Dennison Corp.	583	29,541

Bemis Co., Inc.	615	24,132

MeadWestvaco Corp.	1,048	39,447

Sealed Air Corp.	1,199	39,411

		132,531

Paper Products–0.12%

International Paper Co.	2,652	121,674

Personal Products–0.14%

Avon Products, Inc.	2,614	38,269

Estee Lauder Cos. Inc. (The) -Class A	1,546	103,396

		141,665

Pharmaceuticals–6.15%

AbbVie Inc.	9,545	490,613

Actavis PLC (b)	1,046	215,319

Allergan, Inc.	1,793	222,511

Bristol-Myers Squibb Co.	9,879	513,214

Eli Lilly and Co.	5,929	348,981

Forest Laboratories, Inc. (b)	1,432	132,131

Hospira, Inc. (b)	1,002	43,336

Johnson & Johnson	17,000	1,669,910

Merck & Co., Inc.	17,671	1,003,183

Mylan Inc. (b)	2,234	109,086

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Pharmaceuticals–(continued)

Perrigo Co. PLC	803	$124,192

Pfizer Inc.	38,357	1,232,027

Zoetis Inc.	3,022	87,457

		6,191,960

Property & Casualty Insurance–2.18%

ACE Ltd.	2,032	201,290

Allstate Corp. (The)	2,686	151,974

Berkshire Hathaway Inc. -Class B (b)	10,817	1,351,800

Chubb Corp. (The)	1,475	131,718

Cincinnati Financial Corp.	890	43,307

Progressive Corp. (The)	3,296	79,829

Travelers Cos., Inc. (The)	2,116	180,072

XL Group PLC	1,691	52,844

		2,192,834

Publishing–0.09%

Gannett Co., Inc.	1,393	38,447

News Corp. -Class A (b)	2,954	50,868

		89,315

Railroads–0.93%

CSX Corp.	6,028	174,631

Kansas City Southern	658	67,156

Norfolk Southern Corp.	1,860	180,736

Union Pacific Corp.	2,734	513,062

		935,585

Real Estate Services–0.05%

CBRE Group, Inc. -Class A (b)	1,702	46,686

Regional Banks–1.04%

BB&T Corp.	4,272	171,606

Fifth Third Bancorp	5,116	117,412

Huntington Bancshares Inc.	4,978	49,631

KeyCorp	5,340	76,042

M&T Bank Corp.	787	95,463

PNC Financial Services Group, Inc. (The)	3,208	279,096

Regions Financial Corp.	8,530	94,768

SunTrust Banks, Inc.	3,201	127,368

Zions Bancorp.	1,128	34,945

		1,046,331

Research & Consulting Services–0.15%

Dun & Bradstreet Corp. (The)	227	22,552

Equifax Inc.	727	49,458

Nielsen Holdings N.V.	1,694	75,603

		147,613

Residential REIT’s–0.24%

Apartment Investment & Management Co. -Class A	872	26,352

AvalonBay Communities, Inc.	726	95,338

Equity Residential	2,003	116,154

		237,844

Restaurants–1.25%

Chipotle Mexican Grill, Inc. (b)	186	105,657

Darden Restaurants, Inc.	798	40,506

McDonald’s Corp.	5,950	583,279

	Shares	Value

Restaurants–(continued)

Starbucks Corp.	4,542	$333,292

Yum! Brands, Inc.	2,662	200,688

		1,263,422

Retail REIT’s–0.48%

General Growth Properties, Inc.	3,106	68,332

Kimco Realty Corp.	2,449	53,584

Macerich Co. (The)	839	52,295

Simon Property Group, Inc.	1,888	309,632

		483,843

Security & Alarm Services–0.15%

ADT Corp. (The)	1,107	33,154

Tyco International Ltd.	2,782	117,957

		151,111

Semiconductor Equipment–0.27%

Applied Materials, Inc.	7,277	148,596

KLA-Tencor Corp.	996	68,864

Lam Research Corp. (b)	970	53,350

		270,810

Semiconductors–1.83%

Altera Corp.	1,920	69,581

Analog Devices, Inc.	1,879	99,850

Broadcom Corp. -Class A	3,326	104,703

First Solar, Inc. (b)	424	29,591

Intel Corp.	29,878	771,151

Linear Technology Corp.	1,400	68,166

LSI Corp.	3,374	37,350

Microchip Technology Inc. (b)	1,198	57,217

Micron Technology, Inc. (b)	6,374	150,809

NVIDIA Corp.	3,329	59,622

Texas Instruments Inc.	6,514	307,135

Xilinx, Inc.	1,604	87,049

		1,842,224

Soft Drinks–1.82%

Coca-Cola Co. (The)	22,769	880,249

Coca-Cola Enterprises, Inc.	1,443	68,918

Dr Pepper Snapple Group, Inc.	1,199	65,298

Monster Beverage Corp. (b)	820	56,949

PepsiCo, Inc.	9,149	763,941

		1,835,355

Specialized Consumer Services–0.05%

H&R Block, Inc.	1,634	49,330

Specialized Finance–0.51%

CME Group Inc. -Class A	1,885	139,509

IntercontinentalExchange Group, Inc.	687	135,909

McGraw Hill Financial, Inc.	1,619	123,530

Moody’s Corp.	1,131	89,711

NASDAQ OMX Group, Inc. (The)	706	26,079

		514,738

Specialized REIT’s–0.48%

American Tower Corp.	2,373	194,277

Plum Creek Timber Co., Inc.	1,081	45,445

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

	Shares	Value

Specialized REIT’s–(continued)

Public Storage	863	$145,407

Weyerhaeuser Co.	3,491	102,461

		487,590

Specialty Chemicals–0.55%

Ecolab Inc.	1,621	175,052

International Flavors & Fragrances Inc.	497	47,548

PPG Industries, Inc.	832	160,959

Sherwin-Williams Co. (The)	514	101,325

Sigma-Aldrich Corp.	722	67,420

		552,304

Specialty Stores–0.20%

PetSmart, Inc.	633	43,607

Staples, Inc.	3,864	43,818

Tiffany & Co.	657	56,601

Tractor Supply Co.	843	59,541

		203,567

Steel–0.16%

Allegheny Technologies, Inc.	645	24,303

Cliffs Natural Resources Inc.	871	17,821

Nucor Corp.	1,922	97,138

United States Steel Corp.	884	24,407

		163,669

Systems Software–2.89%

CA, Inc.	1,943	60,175

Microsoft Corp.	45,392	1,860,618

Oracle Corp.	20,809	851,296

Red Hat, Inc. (b)	1,132	59,974

Symantec Corp.	4,126	82,396

		2,914,459

Technology Hardware, Storage & Peripherals–3.96%

Apple Inc.	5,360	2,876,926

EMC Corp.	12,172	333,635

Hewlett-Packard Co.	11,387	368,483

NetApp, Inc.	1,990	73,431

SanDisk Corp.	1,365	110,824

Seagate Technology PLC	1,970	110,635

Western Digital Corp.	1,258	115,510

		3,989,444

Thrifts & Mortgage Finance–0.06%

Hudson City Bancorp, Inc.	2,827	27,790

People’s United Financial Inc.	1,890	28,104

		55,894

Tires & Rubber–0.04%

Goodyear Tire & Rubber Co. (The)	1,492	38,986

Tobacco–1.44%

Altria Group, Inc.	11,961	447,700

Lorillard, Inc.	2,176	117,678

Philip Morris International Inc.	9,525	779,812

Reynolds American Inc.	1,871	99,949

		1,445,139

	Shares	Value

Trading Companies & Distributors–0.17%

Fastenal Co.	1,632	$ 80,490

W.W. Grainger, Inc.	368	92,979

		173,469

Trucking–0.03%

Ryder System, Inc.	326	26,054

Wireless Telecommunication Services–0.15%

Crown Castle International Corp.	1,997	147,339

Total Common Stocks & Other Equity Interests (Cost $41,330,061)		100,333,240

Money Market Funds–0.43%

Liquid Assets Portfolio –Institutional Class (e)	215,360	215,360

Premier Portfolio –Institutional Class (e)	215,360	215,360

Total Money Market Funds (Cost $430,720)		430,720

TOTAL INVESTMENTS–100.08% (Cost $41,760,781)		100,763,960

OTHER ASSETS LESS LIABILITIES–(0.08)%		(84,247)

NET ASSETS–100.00%		$100,679,713

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. S&P 500 Index Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
E.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

Invesco V.I. S&P 500 Index Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$100,763,960	$--	$--	$100,763,960
Futures*	1,625	--	--	1,625
Total Investments	$100,765,585	$--	$--	$100,765,585

 * Unrealized appreciation.

NOTE 3 -- Derivative Investments

Open Futures Contracts at Period-End
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	Long	5	June-2014	$466,150	$1,625

NOTE 4 – Investments in Affiliates

The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Ltd. for the three months ended March 31, 2014.

	Value 12/31/13	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 03/31/14	Dividend Income
Invesco Ltd.	$101,410	$ -	$(6,290)	$ (399)	$1,553	$96,274	$604

Invesco V.I. S&P 500 Index Fund

NOTE 5 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $892,148 and $5,635,292, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$55,368,158
Aggregate unrealized (depreciation) of investment securities	(538,532)
Net unrealized appreciation of investment securities	$54,829,626
Cost of investments for tax purposes is $45,934,334.

Invesco V.I. S&P 500 Index Fund

Invesco V.I. Small Cap Equity Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	VISCE-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.26%

Advertising–0.96%

Interpublic Group of Cos., Inc. (The)	214,270	$3,672,588

Aerospace & Defense–0.76%

Triumph Group, Inc.	45,149	2,915,723

Apparel Retail–0.26%

bebe stores, inc.	164,184	1,004,806

Apparel, Accessories & Luxury Goods–1.15%

Columbia Sportswear Co.	53,288	4,404,253

Application Software–4.78%

Actuate Corp. (b)	185,808	1,118,564

Bottomline Technologies (de), Inc. (b)	109,594	3,852,229

Cadence Design Systems, Inc. (b)	227,620	3,537,215

Informatica Corp. (b)	82,994	3,135,513

MicroStrategy Inc. -Class A (b)	19,419	2,240,759

SS&C Technologies Holdings, Inc. (b)	112,248	4,492,165

		18,376,445

Asset Management & Custody Banks–2.79%

Affiliated Managers Group, Inc. (b)	18,326	3,666,116

Artisan Partners Asset Management, Inc. -Class A	59,458	3,820,177

Janus Capital Group Inc.	296,891	3,227,205

		10,713,498

Auto Parts & Equipment–1.03%

TRW Automotive Holdings Corp. (b)	48,642	3,970,160

Automobile Manufacturers–1.09%

Thor Industries, Inc.	68,933	4,209,049

Automotive Retail–1.00%

Penske Automotive Group, Inc.	89,771	3,838,608

Biotechnology–0.94%

Cubist Pharmaceuticals, Inc. (b)	49,669	3,633,287

Broadcasting–0.69%

Nexstar Broadcasting Group, Inc. -Class A	70,247	2,635,668

Building Products–2.18%

Apogee Enterprises, Inc.	108,323	3,599,573

Trex Co., Inc. (b)	65,459	4,788,981

		8,388,554

Casinos & Gaming–1.02%

Bally Technologies Inc. (b)	59,201	3,923,250

	Shares	Value

Communications Equipment–1.69%

ARRIS Group Inc. (b)	133,212	$3,753,914

JDS Uniphase Corp. (b)	195,544	2,737,616

		6,491,530

Construction & Engineering–1.05%

Primoris Services Corp.	134,980	4,046,701

Construction Materials–1.09%

Eagle Materials Inc.	47,173	4,182,358

Data Processing & Outsourced Services–1.96%

Jack Henry & Associates, Inc.	69,367	3,867,904

MAXIMUS, Inc.	81,656	3,663,088

		7,530,992

Diversified Chemicals–0.97%

FMC Corp.	48,822	3,737,812

Diversified REIT’s–0.78%

Lexington Realty Trust	275,700	3,007,887

Electrical Components & Equipment–1.31%

EnerSys	72,585	5,029,415

Electronic Components–1.12%

Belden Inc.	62,047	4,318,471

Electronic Equipment & Instruments–1.70%

Coherent, Inc. (b)	51,165	3,343,633

FEI Co.	31,149	3,208,970

		6,552,603

Electronic Manufacturing Services–1.06%

Sanmina Corp. (b)	233,355	4,072,045

Environmental & Facilities Services–1.98%

Team, Inc. (b)	88,191	3,779,866

Waste Connections, Inc.	87,796	3,850,733

		7,630,599

Food Distributors–0.83%

United Natural Foods, Inc. (b)	45,145	3,201,684

Gas Utilities–0.98%

UGI Corp.	82,230	3,750,510

Health Care Equipment–1.86%

Globus Medical, Inc. -Class A (b)	131,261	3,490,230

Wright Medical Group, Inc. (b)	118,077	3,668,653

		7,158,883

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Health Care Facilities–2.34%

Community Health Systems Inc. (b)	84,299	$3,301,992

Kindred Healthcare, Inc.	87,994	2,060,819

LifePoint Hospitals, Inc. (b)	66,863	3,647,377

		9,010,188

Health Care Services–0.99%

IPC The Hospitalist Co. (b)	29,309	1,438,486

Premier Inc. -Class A (b)	71,295	2,349,170

		3,787,656

Health Care Supplies–1.49%

Haemonetics Corp. (b)	67,617	2,203,638

West Pharmaceutical Services, Inc.	79,941	3,521,401

		5,725,039

Home Furnishings–0.93%

La-Z-Boy Inc.	132,295	3,585,195

Homebuilding–0.72%

Beazer Homes USA, Inc. (b)	138,802	2,787,144

Homefurnishing Retail–0.65%

Pier 1 Imports, Inc.	133,024	2,511,493

Hotel and Resort REIT’s–0.99%

LaSalle Hotel Properties	121,588	3,806,920

Industrial Machinery–1.92%

TriMas Corp. (b)	104,093	3,455,888

Watts Water Technologies, Inc. -Class A	66,983	3,931,232

		7,387,120

Internet Software & Services–1.82%

Conversant, Inc. (b)	162,484	4,573,925

SciQuest, Inc. (b)	89,125	2,407,712

		6,981,637

Investment Banking & Brokerage–2.22%

E*TRADE Financial Corp. (b)	195,637	4,503,564

Evercore Partners Inc. -Class A	73,166	4,042,421

		8,545,985

IT Consulting & Other Services–1.01%

CACI International Inc. -Class A (b)	52,724	3,891,031

Life & Health Insurance–0.99%

StanCorp Financial Group, Inc.	57,135	3,816,618

Life Sciences Tools & Services–2.10%

Charles River Laboratories International, Inc. (b)	61,713	3,723,762

ICON PLC (Ireland)(b)	91,458	4,348,828

		8,072,590

	Shares	Value

Multi-Line Insurance–1.00%

American Financial Group, Inc.	66,485	$3,836,849

Office REIT’s–0.81%

Douglas Emmett, Inc.	115,200	3,126,528

Office Services & Supplies–1.09%

Interface, Inc.	204,037	4,192,960

Oil & Gas Drilling–0.63%

Precision Drilling Corp. (Canada)	203,264	2,433,070

Oil & Gas Equipment & Services–1.64%

Dresser-Rand Group, Inc. (b)	45,896	2,680,785

Helix Energy Solutions Group Inc. (b)	140,926	3,238,480

Oil States International, Inc. (b)	3,829	377,539

		6,296,804

Oil & Gas Exploration & Production–2.79%

Energen Corp.	45,591	3,684,209

Rosetta Resources, Inc. (b)	57,743	2,689,669

Ultra Petroleum Corp. (b)	162,421	4,367,500

		10,741,378

Oil & Gas Storage & Transportation–2.07%

Scorpio Tankers Inc.	401,806	4,006,006

Targa Resources Corp.	39,649	3,935,560

		7,941,566

Packaged Foods & Meats–0.71%

TreeHouse Foods, Inc. (b)	37,874	2,726,549

Paper Packaging–1.33%

Graphic Packaging Holding Co. (b)	501,831	5,098,603

Pharmaceuticals–1.63%

Endo International PLC (b)(c)	52,047	3,573,026

Medicines Co. (The) (b)	94,561	2,687,424

		6,260,450

Real Estate Services–1.06%

Jones Lang LaSalle Inc.	34,256	4,059,336

Regional Banks–10.22%

BancorpSouth, Inc.	155,276	3,875,689

Boston Private Financial Holdings, Inc.	190,334	2,575,219

CVB Financial Corp.	238,606	3,793,835

East West Bancorp, Inc.	109,507	3,997,006

Glacier Bancorp, Inc.	145,073	4,217,272

IBERIABANK Corp.	55,836	3,916,895

PacWest Bancorp	95,953	4,126,939

Texas Capital Bancshares, Inc. (b)	66,327	4,307,275

Webster Financial Corp.	17,566	545,600

Western Alliance Bancorp (b)	160,209	3,941,141

Wintrust Financial Corp.	81,828	3,981,751

		39,278,622

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

	Shares	Value

Restaurants–3.93%

Cracker Barrel Old Country Store, Inc.	33,004	$3,209,309

DineEquity, Inc.	38,424	2,999,761

Papa John’s International, Inc.	92,727	4,832,004

Red Robin Gourmet Burgers Inc. (b)	57,029	4,087,839

		15,128,913

Semiconductor Equipment–0.80%

Veeco Instruments Inc. (b)	73,238	3,070,869

Semiconductors–2.65%

Fairchild Semiconductor International, Inc. (b)	194,628	2,683,920

Hittite Microwave Corp.	53,292	3,359,528

Power Integrations, Inc.	63,030	4,146,113

		10,189,561

Specialty Chemicals–1.12%

Minerals Technologies Inc.	66,617	4,300,794

Specialty Stores–0.77%

GNC Holdings, Inc. -Class A	66,961	2,947,623

Steel–1.07%

Haynes International, Inc.	76,048	4,106,592

Technology Distributors–0.11%

Tech Data Corp. (b)	6,999	426,659

Technology Hardware, Storage & Peripherals–1.74%

Cray, Inc. (b)	179,693	6,706,143

Trading Companies & Distributors–1.54%

Beacon Roofing Supply, Inc. (b)	81,105	3,135,519

MRC Global Inc. (b)	103,061	2,778,525

		5,914,044

Trucking–4.35%

Celadon Group, Inc.	169,952	4,085,646

Heartland Express, Inc.	174,435	3,957,930

Landstar System, Inc.	63,322	3,749,929

Old Dominion Freight Line, Inc. (b)	86,622	4,914,932

		16,708,437

Total Common Stocks & Other Equity Interests (Cost $265,538,434)		377,798,345

Money Market Funds–1.09%

Liquid Assets Portfolio –Institutional Class (d)	2,086,096	2,086,096

Premier Portfolio –Institutional Class (d)	2,086,097	2,086,097

Total Money Market Funds (Cost $4,172,193)		4,172,193

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.35% (Cost $269,710,627)		381,970,538

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.69%
Liquid Assets Portfolio-Institutional Class (Cost $2,659,800)(d)(e)	2,659,800	2,659,800

TOTAL INVESTMENTS–100.04% (Cost $272,370,427)		384,630,338

OTHER ASSETS LESS LIABILITIES–(0.04)%		(147,918)

NET ASSETS–100.00%	$	384,482,420

Investment Abbreviations:

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned	Net Amount
Brown Brothers Harriman	$2,677,350	$(2,659,800)	$17,550

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Small Cap Equity Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco V.I. Small Cap Equity Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2014, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco V.I. Small Cap Equity Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $50,472,228 and $63,133,865, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 115,648,970
Aggregate unrealized (depreciation) of investment securities	(4,073,172)
Net unrealized appreciation of investment securities	$ 111,575,798
Cost of investments for tax purposes is $273,054,540.

Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us	I-VITEC-QTR-1 3/14	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.16%

Application Software–9.72%

Aspen Technology, Inc. (b)	37,732	$1,598,328

MicroStrategy Inc. -Class A (b)	6,075	700,994

Monitise PLC (United Kingdom)(b)	218,710	259,879

Qlik Technologies Inc. (b)	43,821	1,165,200

Salesforce.com, Inc. (b)	72,361	4,131,090

Splunk, Inc. (b)	9,457	676,081

SS&C Technologies Holdings, Inc. (b)	46,416	1,857,568

		10,389,140

Biotechnology–4.94%

Alkermes PLC (b)	18,604	820,250

Amgen Inc.	6,283	774,945

Biogen Idec Inc. (b)	2,799	856,130

Celgene Corp. (b)	6,248	872,221

Gilead Sciences, Inc. (b)	27,618	1,957,012

		5,280,558

Cable & Satellite–2.42%

DISH Network Corp. -Class A (b)	41,637	2,590,238

Communications Equipment–11.81%

ARRIS Group Inc. (b)	87,892	2,476,797

Aruba Networks, Inc. (b)	59,270	1,111,312

Ciena Corp. (b)	27,714	630,216

F5 Networks, Inc. (b)	20,133	2,146,782

JDS Uniphase Corp. (b)	55,144	772,016

Juniper Networks, Inc. (b)	26,956	694,387

Palo Alto Networks, Inc. (b)	13,264	909,910

QUALCOMM, Inc.	49,246	3,883,540

		12,624,960

Data Processing & Outsourced Services–9.24%

Alliance Data Systems Corp. (b)	12,065	3,287,109

MasterCard, Inc. -Class A	56,230	4,200,381

Visa Inc. -Class A	11,069	2,389,355

		9,876,845

Electronic Manufacturing Services–1.15%

Sanmina Corp. (b)	70,356	1,227,712

Internet Retail–6.00%

Amazon.com, Inc. (b)	5,208	1,752,596

HomeAway Inc. (b)	27,846	1,048,959

Priceline.com Inc. (b)	2,175	2,592,361

RetailMeNot, Inc. (b)	14,847	475,104

	Shares	Value

Internet Retail–(continued)

TripAdvisor Inc. (b)	6,079	$550,696

		6,419,716

Internet Software & Services–15.02%

Conversant, Inc. (b)	41,401	1,165,438

Dealertrack Technologies Inc. (b)	22,178	1,090,936

eBay Inc. (b)	11,727	647,799

Facebook Inc. -Class A (b)	76,124	4,585,710

Google Inc. -Class A (b)	6,310	7,032,558

Twitter, Inc. (b)	3,449	160,965

Web.com Group Inc. (b)	29,592	1,007,016

Yelp Inc. (b)	4,803	369,495

		16,059,917

IT Consulting & Other Services–3.19%

Accenture PLC -Class A	14,592	1,163,274

Cognizant Technology Solutions Corp. -Class A (b)	44,328	2,243,440

		3,406,714

Life Sciences Tools & Services–0.72%

Thermo Fisher Scientific, Inc.	6,398	769,295

Pharmaceuticals–1.90%

Actavis PLC (b)	5,811	1,196,194

Bristol-Myers Squibb Co.	16,028	832,655

		2,028,849

Semiconductor Equipment–2.23%

Applied Materials, Inc.	75,702	1,545,835

Teradyne, Inc. (c)	42,377	842,878

		2,388,713

Semiconductors–14.56%

Altera Corp.	66,439	2,407,749

ARM Holdings PLC -ADR (United Kingdom)	11,928	607,970

Avago Technologies Ltd.	37,241	2,398,693

Lattice Semiconductor Corp. (b)	108,003	846,743

Microsemi Corp. (b)	58,694	1,469,111

NXP Semiconductors N.V. (Netherlands)(b)	50,659	2,979,256

ON Semiconductor Corp. (b)	178,834	1,681,040

Skyworks Solutions, Inc.	35,242	1,322,280

Synaptics Inc. (b)(c)	11,949	717,179

Texas Instruments Inc.	24,031	1,133,062

		15,563,083

Systems Software–4.96%

Microsoft Corp.	51,291	2,102,418

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

	Shares	Value

Systems Software–(continued)

Red Hat, Inc. (b)	13,934	$ 738,223

ServiceNow, Inc. (b)	7,385	442,509

VMware, Inc. -Class A (b)	18,695	2,019,434

		5,302,584

Technology Hardware, Storage & Peripherals–7.99%

Apple Inc.	10,558	5,666,901

Cray, Inc. (b)	28,277	1,055,298

Hewlett-Packard Co.	38,636	1,250,261

Stratasys Ltd. (b)(c)	5,393	572,143

		8,544,603

Wireless Telecommunication Services–2.31%

Sprint Corp. (b)	268,483	2,467,359

Total Common Stocks & Other Equity Interests (Cost $74,082,225)		104,940,286

Money Market Funds–1.01%

Liquid Assets Portfolio –Institutional Class (d)	539,260	539,260

Premier Portfolio –Institutional Class (d)	539,259	539,259

Total Money Market Funds (Cost $1,078,519)		1,078,519

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.17% (Cost $75,160,744)		106,018,805

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.40%

Liquid Assets Portfolio - Institutional Class (Cost $1,499,811)(d)(e)	1,499,811	1,499,811

TOTAL INVESTMENTS–100.57% (Cost $76,660,555)		107,518,616

OTHER ASSETS LESS LIABILITIES–(0.57)%		(610,667)

NET ASSETS–100.00%		$106,907,949

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2014.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned	Net Amount
Brown Brothers Harriman	$ 1,500,652	$(1,499,811)	$ 841

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco V.I. Technology Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco V.I. Technology Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$107,258,737	$259,879	$--	$107,518,616

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $28,035,465 and $29,845,835 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$33,892,979
Aggregate unrealized (depreciation) of investment securities	(968,648)
Net unrealized appreciation of investment securities	$32,924,331
Cost of investments for tax purposes is $74,594,285.

Invesco V.I. Technology Fund

Invesco V.I. Value Opportunities Fund

Quarterly Schedule of Portfolio Holdings

March 31, 2014

invesco.com/us                           VK-VIVOPP-QTR-1     3/14                                       Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2014

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.51%

Advertising–2.83%

Omnicom Group Inc.	87,582	$6,358,453

Apparel Retail–1.03%

Vera Bradley, Inc. (b)(c)	85,701	2,313,070

Application Software–1.02%

Synopsys, Inc. (c)	59,600	2,289,236

Asset Management & Custody Banks–1.71%

Bank of New York Mellon Corp. (The)	109,164	3,852,398

Automobile Manufacturers–1.44%

Nissan Motor Co., Ltd. (Japan)	365,000	3,248,307

Cable & Satellite–2.26%

Time Warner Cable Inc.	37,106	5,090,201

Coal & Consumable Fuels–1.76%

Peabody Energy Corp.	241,716	3,949,639

Communications Equipment–1.32%

Cisco Systems, Inc.	132,573	2,970,961

Department Stores–4.82%

Macy’s, Inc.	114,783	6,805,484

Nordstrom, Inc.	64,734	4,042,638

		10,848,122

Diversified Banks–19.88%

Bank of America Corp.	347,545	5,977,774

Citigroup Inc.	138,039	6,570,656

Comerica Inc.	61,553	3,188,445

JPMorgan Chase & Co.	248,157	15,065,612

U.S. Bancorp	88,180	3,779,395

Wells Fargo & Co.	203,488	10,121,493

		44,703,375

Electronic Components–1.39%

Corning Inc.	150,465	3,132,681

Food Retail–1.98%

Kroger Co. (The)	101,898	4,447,848

General Merchandise Stores–1.24%

Target Corp.	46,042	2,786,001

Household Products–1.66%

Procter & Gamble Co. (The)	46,352	3,735,971

Industrial Conglomerates–2.09%

General Electric Co.	181,223	4,691,864

	Shares	Value

Integrated Oil & Gas–14.01%

Chevron Corp.	63,932	$7,602,154

Exxon Mobil Corp.	30,025	2,932,842

Petroleo Brasileiro S.A. -ADR (Brazil)	402,482	5,292,638

Royal Dutch Shell PLC -ADR (United Kingdom)	128,670	9,400,630

Total S.A. -ADR (France)(b)	95,616	6,272,410

		31,500,674

Integrated Telecommunication Services–1.01%

Verizon Communications Inc.	47,723	2,270,183

Investment Banking & Brokerage–3.75%

Goldman Sachs Group, Inc. (The)	20,987	3,438,720

Morgan Stanley	160,268	4,995,554

		8,434,274

Life & Health Insurance–6.11%

Aflac, Inc.	52,276	3,295,479

MetLife, Inc.	89,410	4,720,848

Unum Group	162,220	5,727,988

		13,744,315

Managed Health Care–5.06%

UnitedHealth Group Inc.	80,922	6,634,795

WellPoint, Inc.	47,564	4,734,996

		11,369,791

Marine–0.63%

Diana Shipping Inc. (Greece)(c)	117,594	1,409,952

Oil & Gas Drilling–0.93%

Noble Corp. PLC	63,990	2,095,033

Pharmaceuticals–4.41%

Bristol-Myers Squibb Co.	58,730	3,051,023

Novartis AG (Switzerland)	45,420	3,857,985

Pfizer Inc.	93,599	3,006,400

		9,915,408

Property & Casualty Insurance–6.83%

Allied World Assurance Co. Holdings AG	25,268	2,607,405

Allstate Corp. (The)	100,076	5,662,300

Aspen Insurance Holdings Ltd.	115,490	4,584,953

Chubb Corp. (The)	27,969	2,497,632

		15,352,290

Steel–1.26%

POSCO -ADR (South Korea)	40,922	2,840,396

Systems Software–1.92%

Oracle Corp.	105,662	4,322,632

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

	Shares	Value

Technology Distributors–1.38%

CDW Corp.	113,001	$ 3,100,747

Technology Hardware, Storage & Peripherals–2.08%

Hewlett-Packard Co.	144,386	4,672,331

Wireless Telecommunication Services–0.70%

Vodafone Group PLC -ADR (United Kingdom)	42,639	1,569,542

Total Common Stocks & Other Equity Interests (Cost $147,740,767)		217,015,695

Money Market Funds–3.59%

Liquid Assets Portfolio –Institutional Class (d)	4,039,799	4,039,799

Premier Portfolio –Institutional Class (d)	4,039,798	4,039,798

Total Money Market Funds (Cost $8,079,597)		8,079,597

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.10% (Cost $155,820,364)		225,095,292

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.58%

Liquid Assets Portfolio - Institutional Class (Cost $5,810,592)(d)(e)	5,810,592	5,810,592

TOTAL INVESTMENTS–102.68% (Cost $161,630,956)		230,905,884

OTHER ASSETS LESS LIABILITIES–(2.68)%		(6,026,128)

NET ASSETS–100.00%		$ 224,879,756

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at March 31, 2014.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)

The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of March 31, 2014.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
State Street Bank and Trust Co.	$5,639,349	$(5,639,349)	$--

*Amount does not include excess collateral received.

See accompanying notes which are an integral part of this schedule.

Invesco V.I. Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2014

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund invests in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Invesco V.I. Value Opportunities Fund

A.	Security Valuations – (continued)

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations.

Invesco V.I. Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Forward Foreign Currency Contracts – The Fund may enter into forward foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A forward foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2014. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$ 223,799,592	$ 7,106,292	$--	$ 230,905,884

Invesco V.I. Value Opportunities Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2014 was $6,247,312 and $16,234,540, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 75,348,258
Aggregate unrealized (depreciation) of investment securities	(7,188,993)
Net unrealized appreciation of investment securities	$ 68,159,265
Cost of investments for tax purposes is $162,746,619.

Invesco V.I. Value Opportunities Fund

Item 2. Controls and Procedures.

(a)	As of May 23, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 23, 2014, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	May 30, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.